UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61791-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Paul J. Smith	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602-4207

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2015

Date of reporting period: 06/30/2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

1-888-702-2307

State Farm VP Management Corp.

Customer Service Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MT, NY, WI; 97085 in MT; A97035 in NY & WI.

Before investing, consider the Funds’ investment objectives, risks, charges and expenses. Contact State Farm VP Management Corp. (1-888-702-2307) for a prospectus containing this and other information. Read it carefully.

Investing involves risk, including potential for loss.

Issued by:

State Farm Life Insurance Company

(Not licensed in MA, NY, or WI)

State Farm Life and Accident Assurance Company

(Licensed in NY and WI)

Home Office, Bloomington, Illinois

State Farm VP Management Corp.

(Underwriter and Distributor of Securities Products)

One State Farm Plaza

Bloomington, Illinois 61710-0001

statefarm.com®

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at sec.gov.

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930.

Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2015, for the State Farm Variable Product Trust (“the Trust”). We encourage your review and consideration of this entire report.

While changes in the markets, either positive or negative, are part of investing, State Farm Investment Management Corp. has consistently maintained a long-term, disciplined approach to managing investment risk1. We believe individuals increase their chance for investment success by remaining focused on their long-term goals and maintaining an appropriate asset allocation mix2. As always, your registered State Farm agent is available to discuss your financial needs and risk tolerance.

Market Review

During the 6-month period ended June 30, 2015, the U.S. equity and fixed income markets achieved positive total returns, while relatively stronger gains were realized in most major international equity markets.

After declining in January, U.S. equity markets (as represented by the S&P 500® Index3) staged an uneven climb over the next four months before falling in late June to finish the 6-month period ended June 30, 2015 at 2,063.11. The S&P 500 Index generated positive total returns for three of those six months, with a 5.8% total return in February helping to offset negative results in January (–3.0%), March (–1.6%) and June (–1.9%). Investors absorbed mixed news throughout the period to help push the S&P 500 Index total return to 1.23% for the 6-month period ended June 30, 2015, and saw the S&P 500 Index set multiple closing price highs, including a new record on May 21, 2015 (2,130.82).

Overall, as the accompanying table illustrates, in addition to the 1.23% total return in large-cap stocks (as represented by the S&P 500 Index), mid-cap stocks (as represented by the Russell Midcap Index4) and small cap stocks (as represented by the Russell 2000® Index5) posted positive total returns of 2.35% and 4.75%, respectively, for the 6-month period ended June 30, 2015.

Despite a generally disappointing first quarter (January-March) report on U.S. Gross Domestic Product (GDP), the U.S. equity markets were encouraged by signs of continued slow-but-steady economic growth in the U.S., including mostly positive reports out of the labor, housing and manufacturing sectors during the 6-month period ended June 30, 2015. The continued low interest rate environment also made equities an attractive option for investors seeking higher relative returns, and at the same time helped spur an increase in merger-and-acquisition activity – particularly in the health care sector – which in turn helped drive a rise in some individual stock prices and overall market valuations. In addition, the Federal Reserve (the “Fed”) continued its accommodative monetary policy by keeping the Federal Funds Rate unchanged with a target range of 0% to 0.25%.

Major Market Indices	Year-to-Date Total Return as of 6/30/2015
S&P 500 Index	1.23%
Russell Midcap Index	2.35%
Russell 2000 Index	4.75%
MSCI EAFE Free Index	5.52%
MSCI All Country World Index ex-U.S. Index	4.03%
MSCI Emerging Markets Index	2.95%
Barclays Intermediate U.S. Government/Credit Index	0.82%

But the market environment was not without its challenges. As mentioned above, first quarter (January-March) U.S. GDP came in below many experts’ expectations at –0.2% on an annualized basis, representing the economy’s second quarterly contraction in as many years. Continued lower oil prices, moderate corporate earnings and downwardly-revised growth forecasts also helped to negatively impact U.S. equity markets during the 6-month period ended June 30, 2015, while a stronger dollar provided a headwind for large-cap companies as they saw their overseas sales hampered as a result of their products becoming relatively more expensive. In addition, uneven global growth concerns – highlighted by a stock market correction in China – and investor anxiety regarding Greece’s debt crisis helped contribute to a marked decline in the S&P 500 Index over the latter half of June.

1	Investing involves risk, including potential for loss.

2	Asset allocation cannot guarantee a profit or protect against a loss in a declining market.

3	Source: Standard and Poor’s. The S&P 500 Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

4	Source: Bloomberg. The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities of the Russell 1000 Index based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

5	Source: Bloomberg. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities of the Russell 3000 Index based on a combination of their market cap and current index membership. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

International equities markets, as represented by the MSCI EAFE® Free Index and the MSCI All Country World Index (ACWI) ex-U.S. Index, posted total returns of 5.52% and 4.03%, respectively, in U.S. dollar terms for the 6-month period ended June 30, 2015. Within the MSCI EAFE Free Index, Denmark and Japan were the strongest performing countries, rising 18.55% and 13.62% in U.S. dollar terms, respectively. Meanwhile, Australia was the weakest performing country in that Index for the 6-month period, declining –3.28% in U.S. dollar terms. After posting a –2.19% total return in calendar year 2014, emerging market performance rebounded during the 6-month period ended June 30, 2015, with the MSCI Emerging Markets Index posting a total return of 2.95% in U.S. dollar terms. Russia, which trailed as the weakest emerging market performer in calendar year 2014, led all emerging market performers with a total return of 27.59% during the 6-month period ended June 30, 20156.

After surprising many in 2014 with their relative strength, bond market returns were positive during the 6-month period ended June 30, 2015. Among major fixed income indices, bond coupon income helped offset price decreases as the Barclays Intermediate U.S. Government/Credit Index posted a total return of 0.82%7. Meanwhile, as the chart below shows, after beginning the year at 2.17% and moving generally downward through January, 10-year U.S. Treasury yields regained ground in February while making several uneven falls and climbs the remainder of the 6-month period ended June 30, 2015, to finish at 2.35%. Anchored in part by the Fed’s interest rate policy, short-term yields remained low, with the 3-month U.S. Treasury yields starting January at 0.04% and moving as high as 0.05% before settling at 0.01% for the period ended June 30, 20158.

6

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE Free®) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, Israel, and the Far East. The MSCI All Country World Index (ex-U.S.) (MSCI ACWI ex-U.S. Index) is a free float adjusted market capitalization index that is designed to measure equity market performance in global developed and emerging markets, excluding the United States. As of June 30, 2015, the MSCI ACWI ex-U.S. Index consisted of 45 developed and emerging market country indices. The Morgan Stanley Capital International Emerging Markets Index is a float-adjusted market capitalization index designed to measure equity market performance in global emerging markets. Foreign securities involve risks not normally associated with investing in the U.S., including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates, all of which are magnified in emerging markets. It is not possible to invest directly in an index. Past performance does not guarantee future results.

7	Source: Barclays Inc. The Barclays Intermediate U.S. Government/Credit Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least $250 million. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

8	Source: The U.S. Department of the Treasury. A 10-year U.S. Treasury Bond is a debt obligation issued by the U.S. Treasury that has a term of more than one year, but not more than 10 years. A 3-month U.S. Treasury Bill is a debt obligation issued by the U.S. Treasury that has a term of 92 days or less. U.S. Treasury securities are backed by the full faith and credit of the U.S. government and are guaranteed only as to the prompt payment of principal and interest, and are subject to market risks if sold prior to maturity. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Message to Variable Product Customers (continued)

After concluding its latest “quantitative easing” bond-buying program in October 2014, during the 6-month period ended June 30, 2015, the Fed signaled that it could raise its key short-term interest rate sometime in 2015. While this appeared to put upward pressure on yields, U.S. fixed income yields in general were held back by disappointing economic data coming out of parts of Europe and Asia, along with the European Central Bank introducing its own bond-buying stimulus program in March. This resulted in a continued low and declining yield environment in certain parts of Europe, leading overseas investors to thereby increase their demand for relatively higher-yielding U.S. assets and causing U.S. fixed income markets to achieve relatively flat total returns for the 6-month period ended June 30, 2015.

Look for a detailed discussion of factors that impacted the performance of the Variable Product underlying Funds during the time frame of January 1, 2015, through December 31, 2015, in the State Farm Variable Product Trust Annual Report.

On behalf of the entire State Farm Variable Products team, thank you for your continued business and allowing us to help serve your investment needs.

Sincerely,

Joe R. Monk Jr.
Senior Vice President
State Farm Investment Management Corp.

Portfolio Summary

State Farm Variable Product Trust Large Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small/Mid Cap Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Large Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Small Cap Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by sector and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust International Equity Index Fund

Fund Composition*

(unaudited)

*	Illustrated by country and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 10 other countries each of which represents less than 2.00% of net assets.

Portfolio Summary (continued)

State Farm Variable Product Trust Stock and Bond Balanced Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Bond Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

State Farm Variable Product Trust Money Market Fund

Fund Composition*

(unaudited)

*	Illustrated by security type and based on total net assets as of June 30, 2015. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each Fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemption fees, or exchange fees.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[2]
Large Cap Equity Fund
Actual	1,000.00	1,030.20	0.70%	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

Small/Mid Cap Equity Fund
Actual	1,000.00	1,030.00	0.90%	4.53
Hypothetical (5% return before expenses)	1,000.00	1,020.33	0.90%	4.51

International Equity Fund
Actual	1,000.00	1,066.42	1.00%	5.12
Hypothetical (5% return before expenses)	1,000.00	1,019.84	1.00%	5.01

Large Cap Equity Index Fund
Actual	1,000.00	1,010.87	0.28%	1.40
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28%	1.40

Small Cap Equity Index Fund
Actual	1,000.00	1,045.32	0.48%	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48%	2.41

International Equity Index Fund
Actual	1,000.00	1,061.13	0.65%	3.32
Hypothetical (5% return before expenses)	1,000.00	1,021.57	0.65%	3.26

Stock and Bond Balanced Fund[3]
Actual	1,000.00	1,008.69	0.40%	1.99
Hypothetical (5% return before expenses)	1,000.00	1,022.81	0.40%	2.01

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio Based on the Period January 1, 2015 to June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015[2]
Bond Fund
Actual	1,000.00	1,005.58	0.58%	2.88
Hypothetical (5% return before expenses)	1,000.00	1,021.92	0.58%	2.91

Money Market Fund
Actual	1,000.00	1,000.00	0.08%	0.40
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.08%	0.40

1	This expense example reflects only the underlying Fund fees. As an owner of an interest in an Account you do not directly own shares of an underlying Fund. Instead, you allocate premiums to a subaccount of the Account and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in an Account also is subject to contract level fees and expenses that are not included in this expense example.

2	Expenses are equal to the Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3	Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/ 40% throughout the year.

Shareholder Meeting

On June 12, 2015, State Farm Variable Product Trust had a special shareholder meeting. The shareholders cast votes in proportion with the voting instructions received from owners of variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. The results for the matter voted upon by the shareholders, the election of a Board of Trustees, were as follows:

Trustee Nominee	Votes Cast For	Votes Withheld	Abstentions	Broker Non-votes	Results
Joe R. Monk, Jr	15,047,893	425,726	0	0	Elected
Paul J. Smith	15,081,128	392,491	0	0	Elected
Thomas M. Mengler	15,074,629	398,990	0	0	Elected
James A. Shirk	15,078,656	394,962	0	0	Elected
Diane L. Wallace	15,084,416	389,203	0	0	Elected
Victor J Boschini	15,071,560	402,058	0	0	Elected
David L. Vance	15,099,165	374,454	0	0	Elected
Alan R. Latshaw	15,087,302	386,317	0	0	Elected
Anita M. Nagler	15,097,722	375,897	0	0	Elected

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 12, 2015, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), on behalf of its nine separate series (each a “Fund,” and together the “Funds”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and BlackRock Fund Advisors (“BlackRock”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Westwood Management Corp. (“Westwood”) with respect to the Large Cap Equity Fund, (iv) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Marsico Capital Management, LLC (“Marsico”) with respect to the International Equity Fund, (v) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Northern Cross, LLC (“Northern Cross”) with respect to the International Equity Fund, (vi) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”) with respect to the Small/Mid Cap Equity Fund and the Large Cap Equity Fund, and, (vii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”) with respect to the Small/Mid Cap Equity Fund. Together the sub-advisory agreements between SFIMC and BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier will be referred to as the “Sub-Advisory Agreements.”

Pursuant to the Sub-Advisory Agreements, SFIMC has hired sub-advisers for six of the Funds. Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund.

The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Westwood and Bridgeway
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Marsico and Northern Cross
Large Cap Equity Index Fund	BlackRock
Small Cap Equity Index Fund	BlackRock
International Equity Index Fund	BlackRock

Prior to the June 12, 2015 meeting, independent legal counsel to the Independent Trustees sent BlackRock, Westwood, Marsico, Northern Cross, Bridgeway and Rainier (collectively the “Sub-Advisers”) and SFIMC a request for information to be provided to the Board prior to the Board’s consideration of continuing the Advisory Agreement and the Sub-Advisory Agreements. The Sub-Advisers and SFIMC provided materials to the Board responding to those requests during the first quarter of the year.

At the Board’s request, SFIMC subsequently provided the Board with additional information that the Board believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Sub-Advisory Agreements. Prior to the June 12th meeting, the Board also received a report prepared by Strategic Insight, an independent fund tracking organization (the “Strategic Insight Report”), relating to the performance and expenses of the Funds. In addition, the Board received and reviewed a memorandum from legal counsel to Variable Product Trust and its Independent Trustees regarding the Board member’s responsibilities (particularly the Independent Trustees’ responsibilities) in considering the continuation of the Advisory and Sub-Advisory Agreements.

The Independent Trustees of Variable Product Trust also reviewed contract review materials at meetings held on March 13, 2015 and May 26, 2015, during which SFIMC management responded to specific questions from the Independent Trustees and provided follow-up information. The Board also considered information received throughout the year. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered the various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the continuation of the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the performance of each Fund over various time periods as compared to the performance of one or more benchmark indexes, as well as returns for the appropriate Morningstar Category Average composite, which includes all open-end funds within that category as assigned by Morningstar, Inc., without any modifications.

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of their benchmark indexes, excluding Fund expenses, and concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board considered the performance of the Large Cap Equity Fund, the Small/Mid Cap Equity Fund and the International Equity Fund as compared to applicable benchmarks. The Large Cap Equity Fund and International Equity Fund outperformed their respective benchmarks for the one-, three-, and five-year time periods ending March 31, 2015. However, the Small/Mid Cap Equity Fund lagged its benchmark during the same time periods. SFIMC management explained to the Board that the relative performance of Bridgeway’s portion of the Fund hindered one-year performance and the relative performance of Rainier’s portion of the Fund hindered three- and five-year performance. The Board considered that the performance of the Small/Mid Cap Equity Fund was more in line with its Morningstar Category Average composite over each of those time periods. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable.

The Board reviewed the performance of the Bond Fund. The performance of the Bond Fund lagged the benchmark index over the three- and five-year time frames. SFIMC explained that this underperformance resulted from the market environment where higher-risk, lower credit-quality bonds outperformed relative to the lower-risk, higher credit-quality bonds. After extensive discussion of this and other performance information, including the Fund’s outperforming its benchmark for the one- and ten-year time frames, the Board concluded that the investment performance of the Bond Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Money Market Fund and the Stock and Bond Balanced Fund. The Strategic Insight Report indicated that the overall recent performance of those Funds was competitive with each Fund’s benchmarks. The Board considered also that the Stock and Bond Balanced Fund ranked in the first quartile of its performance category for the 1-year period. After extensive discussion of this and other performance information, the Board concluded that the investment performance of these Funds over the periods reviewed was acceptable.

Fees and Expenses

The Board examined the fee structure and expense ratio of each Fund, including in comparison to a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures and evaluated the relative rankings of each Fund’s net total, net management and net operating expenses. SFIMC management explained that to maintain a stable $1.00/share net asset value for the Money Market Fund, SFIMC has continued waiving fees it is entitled to receive from that Fund. SFIMC management also previously had explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board also took note that SFIMC did not manage any institutional client, and that it only manages the Funds, and the assets of other State Farm-sponsored mutual funds. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit (or loss) was calculated. The Board considered that the (i) Small Cap Equity Index Fund’s net total expenses ranked near its peer group median, (ii) International Equity Index Fund’s net operating expenses ranked in the second quartile of its peer group, (iii) the net management expenses of each of Small/Mid Cap Equity, Small Cap Equity Index Fund, and Large Cap Equity Fund ranked in the second quartile of its peer group, and (iv) the net management expenses of the other Funds (except the International Equity Index Fund) each ranked in the top quartile of the Fund’s respective peer group. The Board concluded that the advisory and sub-advisory fees which directly or indirectly are part of each Fund’s fee structure and expense ratio were reasonable.

The Board examined the fees that SFIMC pays to each Sub-Adviser pursuant to the Sub-Advisory Agreements, including the breakpoints in fees that result when a Fund’s assets increase. SFIMC management indicated to the Board its belief that the sub-advisory fees were competitive in the marketplace. After considering this information, the Board concluded that the sub-advisory fees were reasonable.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided by SFIMC and the Sub-Advisers to the Funds, as applicable. The Board considered the general reputation, financial resources, and business activities of SFIMC and each Sub-Adviser, as well as the education and experience of the teams responsible for managing the Funds at each organization, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to continue to provide satisfactory services to Variable Product Trust. Finally, the Board considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of SFIMC and the Sub-Advisers were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

Economies of scale for the benefit of Fund shareholders can occur when there are reductions in the levels of the investment advisory fee payable by a Fund as the Fund increases in size (an arrangement commonly known as “breakpoints”) or when a Fund’s fixed costs are spread over a larger asset base. Economies of scale for the benefit of Fund shareholders result in a decrease in a Fund’s expenses per unit, such as per dollar invested. SFIMC management does not anticipate significant increases in the Funds’ assets because State Farm currently is not selling new variable insurance policies, the separate accounts of which invest in the Funds. The Board nevertheless considered the asset levels at which breakpoints may be acceptable and discussed these matters with SFIMC management. Any potential future growth of Fund assets could result from market appreciation of the Funds’ assets, existing State Farm variable insurance policyholders’ making additional or new contributions into those policies and/or State Farm beginning to market new variable insurance policies that utilize the Funds as underlying investment options.

The Board next discussed whether SFIMC or a Sub-Adviser derives any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2016, and

•	Continuation of each Sub-Advisory Agreement through June 30, 2016.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (97.53%)
Consumer Discretionary (15.15%)
AMC Networks Inc. Class A (a)	8,400	$687,540
Best Buy Co. Inc.	7,900	257,619
BorgWarner Inc.	10,800	613,872
CarMax Inc. (a)	2,500	165,525
Chipotle Mexican Grill Inc. (a)	500	302,495
Comcast Corp. Class A	17,400	1,046,436
Foot Locker Inc.	5,200	348,452
Garmin Ltd.	12,500	549,125
Hilton Worldwide Holdings Inc. (a)	12,800	352,640
Home Depot Inc., The	8,000	889,040
Jarden Corp. (a)	7,500	388,125
L Brands Inc.	4,000	342,920
Lear Corp.	1,500	168,390
Lowe’s Companies Inc.	4,800	321,456
Marriott International Inc. Class A	4,700	349,633
O’Reilly Automotive Inc. (a)	1,700	384,166
Polaris Industries Inc.	2,400	355,464
Priceline Group Inc., The (a)	300	345,411
Time Warner Inc.	7,500	655,575
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,700	262,565
Under Armour Inc. Class A (a)	5,800	483,952
Viacom Inc. Class B	9,700	627,008

		9,897,409

Consumer Staples (9.66%)
Colgate-Palmolive Co.	9,800	641,018
Constellation Brands Inc. Class A	3,700	429,274
Costco Wholesale Corp.	2,400	324,144
CVS Health Corp.	3,300	346,104
General Mills Inc.	8,800	490,336
JM Smucker Co., The	5,800	628,778
Kroger Co., The	6,500	471,315
McCormick & Company Inc.	8,700	704,265
Monster Beverage Corp. (a)	1,600	214,432
PepsiCo Inc.	7,000	653,380
Pilgrim’s Pride Corp.	14,700	337,659
Rite Aid Corp. (a)	36,900	308,115
Sysco Corp.	8,800	317,680
Walgreens Boots Alliance Inc.	5,200	439,088

		6,305,588

Energy (6.18%)
Chevron Corp.	6,500	627,055
EOG Resources Inc.	7,400	647,870
EQT Corp.	3,800	309,092
Exxon Mobil Corp.	7,400	615,680
Halliburton Co.	5,900	254,113
Marathon Petroleum Corp.	6,600	345,246
Occidental Petroleum Corp.	3,900	303,303
ONEOK Inc.	4,700	185,556
Tesoro Corp.	4,600	388,286
Valero Energy Corp.	5,800	363,080

		4,039,281

	Shares	Value
Common Stocks (Cont.)
Financials (13.51%)
Ally Financial Inc. (a)	11,600	$260,188
American International Group Inc.	10,700	661,474
Arch Capital Group Ltd. (a)	4,900	328,104
Bank of America Corp.	58,300	992,266
Capital One Financial Corp.	7,900	694,963
CIT Group Inc.	9,600	446,304
Federal Realty Investment Trust	2,600	333,034
Hartford Financial Services Group Inc., The	15,300	636,021
Invesco Ltd.	15,000	562,350
JPMorgan Chase & Co.	16,500	1,118,040
Navient Corp.	17,500	318,675
Santander Consumer USA Holdings Inc. (a)	15,400	393,778
Simon Property Group Inc.	3,700	640,174
Travelers Companies Inc., The	3,200	309,312
Wells Fargo & Co.	20,100	1,130,424

		8,825,107

Health Care (16.17%)
Abbott Laboratories	13,500	662,580
Aetna Inc.	8,000	1,019,680
Allergan PLC (a)	2,600	788,996
Amgen Inc.	2,000	307,040
Becton, Dickinson and Co.	6,900	977,385
BioMarin Pharmaceutical Inc. (a)	2,800	382,984
C.R. Bard Inc.	1,500	256,050
Cardinal Health Inc.	10,100	844,865
Centene Corp. (a)	3,000	241,200
Cigna Corp.	4,200	680,400
Gilead Sciences Inc.	3,500	409,780
HCA Holdings Inc. (a)	8,800	798,336
Illumina Inc. (a)	1,700	371,212
Incyte Corp. (a)	6,100	635,681
Johnson & Johnson	9,800	955,108
Regeneron Pharmaceuticals Inc. (a)	1,800	918,234
United Therapeutics Corp. (a)	1,800	313,110

		10,562,641

Industrials (11.76%)
Alaska Air Group Inc.	4,200	270,606
Avis Budget Group Inc. (a)	5,300	233,624
Boeing Co., The	4,500	624,240
Delta Air Lines Inc.	14,700	603,876
FedEx Corp.	2,800	477,120
Honeywell International Inc.	9,400	958,518
Huntington Ingalls Industries Inc.	1,200	135,108
Lockheed Martin Corp.	1,900	353,210
Raytheon Co.	6,500	621,920
Southwest Airlines Co.	21,000	694,890
Union Pacific Corp.	9,900	944,163
United Continental Holdings Inc. (a)	10,000	530,100
United Technologies Corp.	5,700	632,301
Waste Management Inc.	6,400	296,640

See accompanying notes to financial statements.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
WESCO International Inc. (a)	4,400	$302,016

		7,678,332

Information Technology (19.20%)
Accenture PLC Class A	3,800	367,764
Amdocs Ltd.	17,900	977,161
Amphenol Corp. Class A	5,800	336,226
Apple Inc.	15,500	1,944,088
Automatic Data Processing Inc.	3,500	280,805
Avago Technologies Ltd.	2,000	265,860
Cognizant Technology Solutions Corp. Class A (a)	3,000	183,270
DST Systems Inc.	5,450	686,591
eBay Inc. (a)	10,800	650,592
Electronic Arts Inc. (a)	7,100	472,150
F5 Networks Inc. (a)	2,600	312,910
Facebook Inc. Class A (a)	2,500	214,412
FactSet Research Systems Inc.	2,100	341,271
Fidelity National Information Services Inc.	4,600	284,280
Fortinet Inc. (a)	8,000	330,640
Freescale Semiconductor Ltd. (a)	15,100	603,547
Intel Corp.	9,300	282,860
Intuit Inc.	4,000	403,080
Microchip Technology Inc.	6,500	308,262
Micron Technology Inc. (a)	19,100	359,844
Microsoft Corp.	9,300	410,595
Oracle Corp.	5,400	217,620
Paychex Inc.	6,900	323,472
QUALCOMM Inc.	4,800	300,624
ServiceNow Inc. (a)	4,800	356,688
Skyworks Solutions Inc.	10,400	1,082,640
Visa Inc. Class A	3,600	241,740

		12,538,992

Materials (2.51%)
Celanese Corp. Series A	5,400	388,152
Dow Chemical Co., The	6,100	312,137
LyondellBasell Industries NV Class A	3,100	320,912
Praxair Inc.	2,400	286,920
Sherwin-Williams Co., The	1,200	330,024

		1,638,145

Telecommunication Services (1.41%)
Verizon Communications Inc.	19,700	918,217

Utilities (1.98%)
NextEra Energy Inc.	6,600	646,998
WEC Energy Group Inc.	14,300	643,071

		1,290,069

Total Common Stocks
(cost $51,451,626)		63,693,781

	Shares	Value
Short-term Investments (2.94%)
JPMorgan U.S. Government Money Market Fund	1,923,505	$1,923,505

Total Short-term Investments
(cost $1,923,505)		1,923,505

TOTAL INVESTMENTS (100.47%)
(cost $53,375,131)		65,617,286
LIABILITIES, NET OF OTHER ASSETS (-0.47%)		(309,427)

NET ASSETS (100.00%)		$65,307,859

(a)	Non-income producing security.

14	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.40%)
Consumer Discretionary (18.40%)
1-800-FLOWERS.COM Inc. (a)	33,900	$354,594
BJ’s Restaurants Inc. (a)	12,330	597,388
BorgWarner Inc.	4,630	263,169
Brunswick Corp.	9,100	462,826
Build-A-Bear Workshop Inc. (a)	17,300	276,627
Burlington Stores Inc. (a)	6,580	336,896
Carter’s Inc.	3,150	334,845
Chipotle Mexican Grill Inc. (a)	360	217,796
Core-Mark Holding Company Inc.	5,200	308,100
Cracker Barrel Old Country Store Inc.	2,500	372,900
Dollar Tree Inc. (a)	5,510	435,235
DSW Inc. Class A	9,140	305,002
Foot Locker Inc.	3,800	254,638
Harman International Industries Inc.	4,580	544,745
Isle of Capri Casinos Inc. (a)	31,700	575,355
Lands’ End Inc. (a)	8,000	198,640
Leggett & Platt Inc.	2,500	121,700
Lennar Corp. Class A	5,290	270,002
Lions Gate Entertainment Corp.	4,380	162,279
Live Nation Entertainment Inc. (a)	7,150	196,554
Marriott International Inc. Class A	2,420	180,024
Marriott Vacations Worldwide Corp.	3,800	348,650
Mohawk Industries Inc. (a)	4,480	855,232
Outerwall Inc.	5,300	403,383
Penn National Gaming Inc. (a)	22,000	403,700
Penske Automotive Group Inc.	4,530	236,058
Perry Ellis International Inc. (a)	13,300	316,141
Polaris Industries Inc.	1,200	177,732
Signet Jewelers Ltd.	2,830	362,919
Skechers U.S.A. Inc. Class A (a)	6,900	757,551
Stage Stores Inc.	16,300	285,739
Strattec Security Corp.	3,100	212,970
Tractor Supply Co.	3,470	312,092
Ulta Salon, Cosmetics & Fragrance Inc. (a)	2,590	400,026
Yum! Brands Inc.	1,800	162,144

		12,003,652

Consumer Staples (3.57%)
Cal-Maine Foods Inc.	5,900	307,980
Hain Celestial Group Inc., The (a)	2,530	166,626
Ingles Markets Inc. Class A	8,600	410,822
Kroger Co., The	5,100	369,801
Sanderson Farms Inc.	4,100	308,156
Tyson Foods Inc. Class A	17,950	765,208

		2,328,593

Energy (4.80%)
Alon USA Energy Inc.	20,100	379,891
Concho Resources Inc. (a)	2,590	294,897
Devon Energy Corp.	9,820	584,192
Energy XXI Ltd.	12,400	32,612
Green Plains Inc.	19,200	528,960
Pacific Ethanol Inc. (a)	13,900	143,448
PDC Energy Inc. (a)	6,010	322,376
Renewable Energy Group Inc. (a)	30,600	353,736

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Ship Finance International Ltd.	21,400	$349,248
Stone Energy Corp. (a)	11,400	143,526

		3,132,886

Financials (24.88%)
Affiliated Managers Group Inc. (a)	1,140	249,205
American Equity Investment Life Holding Co.	12,100	326,458
Ameriprise Financial Inc.	2,780	347,305
AmTrust Financial Services Inc.	5,600	366,856
Bank of the Ozarks Inc.	3,220	147,315
Calamos Asset Management Inc. Class A	21,300	260,925
Capitol Federal Financial Inc.	25,400	305,816
Cash America International Inc.	9,600	251,424
CBRE Group Inc. Class A (a)	12,530	463,610
Chambers Street Properties	41,200	327,540
Clifton Bancorp Inc.	14,100	197,259
Corporate Office Properties Trust	16,240	382,290
E*TRADE Financial Corp. (a)	14,150	423,792
Education Realty Trust Inc.	9,933	311,499
Enova International Inc. (a)	8,784	164,085
EPR Properties	5,900	323,202
F.N.B. Corp.	29,300	419,576
FelCor Lodging Trust Inc.	30,400	300,352
Fidelity & Guaranty Life	13,300	314,279
First BanCorp (a)	50,000	241,000
Geo Group Inc., The	7,300	249,368
Government Properties Income Trust	12,800	237,440
Highwoods Properties Inc.	12,920	516,154
Hudson Pacific Properties Inc.	12,100	343,277
Independent Bank Corp.	9,500	445,455
Inland Real Estate Corp.	29,200	275,064
INTL FCStone Inc. (a)	10,700	355,668
Jones Lang LaSalle Inc.	3,100	530,100
Ladder Capital Corp.	17,800	308,830
LaSalle Hotel Properties	10,750	381,195
Lazard Ltd. Class A	11,880	668,131
Maiden Holdings Ltd.	28,700	452,886
Navigators Group Inc., The (a)	4,500	349,020
Nelnet Inc. Class A	7,600	329,156
Northern Trust Corp.	3,000	229,380
OneBeacon Insurance Group Ltd. Class A	20,200	293,102
PrivateBancorp Inc.	4,720	187,950
Ramco-Gershenson Properties Trust	19,300	314,976
Raymond James Financial Inc.	2,200	131,076
SEI Investments Co.	4,660	228,480
Selective Insurance Group Inc.	14,000	392,700
Signature Bank (a)	2,930	428,923
Stifel Financial Corp. (a)	2,480	143,195
Strategic Hotels & Resorts Inc. (a)	21,560	261,307
Summit Hotel Properties Inc.	24,800	322,648
SVB Financial Group (a)	2,950	424,741
Symetra Financial Corp.	16,200	391,554

See accompanying notes to financial statements.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Talmer Bancorp Inc. Class A	22,500	$376,875
Valley National Bancorp	16,800	173,208
Wilshire Bancorp Inc.	28,900	365,007

		16,230,654

Health Care (11.24%)
Acadia Healthcare Company Inc. (a)	4,220	330,553
Akorn Inc. (a)	8,490	370,673
Alkermes PLC (a)	2,340	150,556
AMN Healthcare Services Inc. (a)	11,600	366,444
Bio-Reference Laboratories Inc. (a)	11,400	470,250
Cerner Corp. (a)	4,060	280,384
Cooper Companies Inc., The	1,630	290,091
Endo International PLC (a)	4,480	356,832
Envision Healthcare Holdings (a)	10,780	425,594
Illumina Inc. (a)	1,040	227,094
Incyte Corp. (a)	1,760	183,410
Intercept Pharmaceuticals Inc. (a)	910	219,656
Jazz Pharmaceuticals PLC (a)	2,060	362,704
Magellan Health Inc. (a)	6,800	476,476
Medivation Inc. (a)	4,190	478,498
MEDNAX Inc. (a)	8,720	646,239
Owens & Minor Inc.	9,100	309,400
PDL BioPharma Inc.	41,300	265,559
Perrigo Co. PLC	1,960	362,267
RadNet Inc. (a)	41,100	274,959
Universal Health Services Inc. Class B	2,270	322,567
Zoetis Inc.	3,390	163,466

		7,333,672

Industrials (16.51%)
A.O. Smith Corp.	3,150	226,737
ABM Industries Inc.	10,100	331,987
Acco Brands Corp. (a)	34,200	265,734
Advanced Drainage Systems Inc.	11,500	337,295
Air Lease Corp.	9,010	305,439
Atlas Air Worldwide Holdings Inc. (a)	6,700	368,232
Carlisle Companies Inc.	3,460	346,415
General Cable Corp.	13,100	258,463
Global Brass & Copper Holdings Inc.	18,600	316,386
Greenbrier Companies Inc., The	4,900	229,565
Hawaiian Holdings Inc. (a)	27,300	648,375
Ingersoll-Rand PLC	6,290	424,072
JetBlue Airways Corp. (a)	36,560	758,986
Lennox International Inc.	2,320	249,841
Lydall Inc. (a)	11,600	342,896
Matson Inc.	9,100	382,564
Matthews International Corp. Class A	9,000	478,260
Meritor Inc. (a)	25,000	328,000
Multi-Color Corp.	6,200	396,056
Old Dominion Freight Line Inc. (a)	5,640	386,932
Oshkosh Corp.	1,790	75,860
Owens Corning Inc.	7,650	315,562
Quanta Services Inc. (a)	9,200	265,144
Republic Airways Holdings Inc. (a)	33,100	303,858

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rush Enterprises Inc. Class A (a)	8,800	$230,648
SkyWest Inc.	29,200	439,168
Snap-on Inc.	1,070	170,398
Southwest Airlines Co.	16,510	546,316
Toro Co., The	5,310	359,912
United Rentals Inc. (a)	1,860	162,973
Waste Connections Inc.	3,240	152,669
XPO Logistics Inc. (a)	8,000	361,440

		10,766,183

Information Technology (13.51%)
Amkor Technology Inc. (a)	53,500	319,931
Amphenol Corp. Class A	3,560	206,373
Avago Technologies Ltd.	2,400	319,032
Belden Inc.	3,900	316,797
Cadence Design Systems Inc. (a)	16,830	330,878
Convergys Corp.	13,700	349,213
CoStar Group Inc. (a)	1,420	285,789
EarthLink Holdings Corp.	45,200	338,548
Euronet Worldwide Inc. (a)	5,290	326,393
FireEye Inc. (a)	6,840	334,544
FleetCor Technologies Inc. (a)	1,790	279,347
Fortinet Inc. (a)	13,510	558,368
Gartner Inc. (a)	1,550	132,959
HomeAway Inc. (a)	5,740	178,629
Lam Research Corp.	3,640	296,114
Mentor Graphics Corp.	13,900	367,377
NetSuite Inc. (a)	1,990	182,582
NXP Semiconductors NV (a)	8,060	791,492
ON Semiconductor Corp. (a)	25,830	301,953
Palo Alto Networks Inc. (a)	2,160	377,352
Sanmina Corp. (a)	20,400	411,264
ServiceNow Inc. (a)	1,670	124,098
Skyworks Solutions Inc.	3,460	360,186
Total System Services Inc.	3,950	164,992
TTM Technologies Inc. (a)	37,800	377,622
Tyler Technologies Inc. (a)	2,730	353,207
Unisys Corp. (a)	14,100	281,859
Yelp Inc. (a)	3,380	145,441

		8,812,340

Materials (3.37%)
Century Aluminum Co. (a)	13,100	136,633
Eagle Materials Inc.	1,280	97,702
Graphic Packaging Holding Co.	23,000	320,390
Kaiser Aluminum Corp.	5,000	415,400
Martin Marietta Materials Inc.	2,870	406,134
Neenah Paper Inc.	7,800	459,888
Sherwin-Williams Co., The	1,320	363,026

		2,199,173

Telecommunication Services (0.29%)
Intelsat SA (a)	18,800	186,496

16	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (1.83%)
American Water Works Company Inc.	4,030	$195,979
Black Hills Corp.	6,100	266,265
California Water Service Group	13,100	299,335
Chesapeake Utilities Corp.	4,800	258,480
Empire District Electric Co., The	8,100	176,580

		1,196,639

Total Common Stocks
(cost $58,709,977)		64,190,288

Short-term Investments (1.06%)
JPMorgan U.S. Government Money Market Fund	687,961	687,961

Total Short-term Investments
(cost $687,961)		687,961

TOTAL INVESTMENTS (99.46%)
(cost $59,397,938)		64,878,249
OTHER ASSETS, NET OF LIABILITIES (0.54%)		353,010

NET ASSETS (100.00%)		$65,231,259

(a)	Non-income producing security.

See accompanying notes to financial statements.	17

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (95.88%)
Australia (1.65%)
Domino’s Pizza Enterprises Ltd.	28,387	$781,682

Austria (0.54%)
Erste Group Bank AG (a)	9,000	255,607

Belgium (0.98%)
Anheuser-Busch InBev NV	3,882	465,243

Canada (9.90%)
Barrick Gold Corp.	5,347	56,999
Canadian Pacific Railway Ltd.	6,206	993,854
Concordia Healthcare Corp.	13,003	939,568
Constellation Software Inc.	1,199	476,010
Gildan Activewear Inc.	16,000	531,497
IMAX Corp. (a)	6,559	264,131
Restaurant Brands International Inc.	18,394	704,981
Valeant Pharmaceuticals International Inc. (a)	3,227	715,857

		4,682,897

China (5.08%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	20,130	1,656,095
Ctrip.com International Ltd. ADR (a)	6,927	503,039
Vipshop Holdings Ltd. ADR (a)	10,951	243,660

		2,402,794

Colombia (0.63%)
Bancolombia SA Sponsored ADR	5,546	238,478
Cementos Argos SA	2,131	7,566
Grupo Argos SA	1,253	8,176
Grupo Aval Acciones y Valores SA ADR	3,603	35,273
Grupo de Inversiones Suramericana	624	8,867

		298,360

Denmark (1.38%)
Novo Nordisk A/S Class B	12,020	654,895

France (10.81%)
Air Liquide SA	1,810	228,928
AXA SA	15,594	393,422
Cie Generale des Etablissements Michelin Class B	3,682	385,817
Compagnie de Saint-Gobain	3,707	166,426
Essilor International SA	4,050	483,120
Hermes International	72	26,858
JC Decaux SA	24,911	1,039,507
Legrand SA	4,452	249,952
L’Oreal SA	2,015	359,428
LVMH Moet Hennessy Louis Vuitton SE	1,796	314,657
Pernod Ricard SA	3,750	433,119
Schneider Electric SE (Paris)	7,742	534,528
Unibail-Rodamco SE (Amsterdam)	1,876	474,133

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	87	$21,988

		5,111,883

Germany (5.70%)
Allianz SE Reg.	2,721	423,782
Daimler AG Registered Shares	2,395	217,984
Fresenius Medical Care AG & Co. KGaA	2,221	183,329
Fresenius SE & Co. KGaA	4,053	260,039
Infineon Technologies AG	58,495	725,822
Linde AG	2,327	440,764
SAP SE	6,388	445,816

		2,697,536

Hong Kong (2.07%)
Tencent Holdings Ltd.	49,100	980,537

India (0.55%)
Makemytrip Ltd. (a)	13,253	260,819

Ireland (2.80%)
Alkermes PLC (a)	7,938	510,731
Ryanair Holdings PLC Sponsored ADR	11,428	815,388

		1,326,119

Italy (1.00%)
Yoox SpA (a)	14,635	473,485

Japan (7.52%)
Dentsu Inc.	5,500	284,921
Fanuc Corp.	4,200	860,694
Japan Tobacco Inc.	9,900	352,731
Komatsu Ltd.	8,400	168,638
LIXIL Group Corp.	2,600	51,624
Nintendo Co. Ltd.	2,900	485,051
OMRON Corp.	2,600	113,020
SMC Corp.	1,000	301,222
START TODAY Co. Ltd.	18,800	526,127
Tokio Marine Holdings Inc.	9,900	412,065

		3,556,093

Malaysia (0.32%)
Genting Berhad	67,300	143,768
Genting BHD Warrants (a)	21,382	6,007

		149,775

Netherlands (4.80%)
ASML Holding NV	8,844	913,997
Heineken NV	5,124	388,849
NXP Semiconductors NV (a)	9,881	970,314

		2,273,160

18	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (0.08%)
United Overseas Bank Ltd.	2,133	$36,536

Spain (2.80%)
Banco Bilbao Vizcaya Argentaria SA	58,459	573,001
Banco Santander SA	37,783	263,854
Cellnex Telecom SAU (a) (b)	28,870	488,418

		1,325,273

Sweden (2.32%)
Atlas Copco AB Class A	15,514	434,175
Investor AB B Shares	7,020	261,582
Sandvik AB	16,502	182,441
Volvo AB B Shares	17,503	217,261

		1,095,459

Switzerland (9.44%)
ABB Ltd. Reg.	13,262	277,737
Compagnie Financiere Richemont SA Reg.	4,876	396,620
Holcim Ltd. Reg. (a)	4,656	343,616
Nestle SA Reg.	7,049	508,912
Novartis AG Reg.	11,227	1,106,549
Roche Holding AG	2,144	600,811
Swatch Group AG, The	662	257,804
Syngenta AG Reg.	1,143	464,560
UBS Group AG	23,941	507,781

		4,464,390

United Kingdom (16.41%)
ARM Holdings PLC	28,884	470,632
Auto Trader Group PLC (a) (b)	117,853	564,603
Delphi Automotive PLC	8,743	743,942
Diageo PLC	18,021	521,288
Domino’s Pizza Group PLC	59,365	724,764
Glencore PLC	51,978	208,505
Hargreaves Lansdown PLC	40,710	737,523
Indivior PLC (a)	21,931	77,463
Liberty Global PLC Series C (a)	24,454	1,238,106
Lloyds Banking Group PLC	429,747	575,575
Lonmin PLC (a)	560	985
Reckitt Benckiser Group PLC	3,508	302,496
Rolls-Royce Holdings PLC	36,521	499,237
Rolls-Royce Holdings PLC C Shares - Entitlement Shares (a) (c)	5,077,833	7,979
Shire PLC	9,180	734,907
Standard Chartered PLC	22,354	357,911

		7,765,916

United States (9.10%)
Endo International PLC (a)	11,857	944,410
Facebook Inc. Class A (a)	4,613	395,634
Freeport-McMoRan Inc.	12,304	229,100
Las Vegas Sands Corp.	8,483	445,951
MasterCard Inc. Class A	11,106	1,038,189
Norwegian Cruise Line Holdings Ltd. (a)	13,846	775,930

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Schlumberger Ltd.	3,531	$304,337
Wynn Resorts Ltd.	1,716	169,318

		4,302,869

Total Common Stocks
(cost $39,504,967)		45,361,328

Preferred Stocks (1.35%)
Brazil (0.53%)
Banco Bradesco SA	13,728	125,840
Itau Unibanco Holding SA ADR	11,483	125,739

		251,579

Colombia (0.02%)
Grupo de Inversiones Suramericana	559	7,810

Germany (0.80%)
Volkswagen AG	1,640	380,297

Total Preferred Stocks
(cost $703,598)		639,686

Short-term Investments (3.41%)
State Street Institutional U.S. Government Money Market Fund (a)	1,610,904	1,610,904

Total Short-term Investments
(cost $1,610,904)		1,610,904

TOTAL INVESTMENTS (100.64%)
(cost $41,819,469)		47,611,918
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.64%)		(300,944)

NET ASSETS (100.00%)		$47,310,974

(a)	Non-income producing security.
(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $1,053,021 or 2.23% of net assets.
(c)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

ADR - American Depositary Receipt

See accompanying notes to financial statements.	19

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$13,576,487	28.51
Euro	12,012,170	25.23
British Pound	5,783,868	12.15
Swiss Franc	4,464,390	9.38
Canadian Dollar	4,361,767	9.16
Japanese Yen	3,556,093	7.47
Swedish Krona	1,095,459	2.30
Hong Kong Dollar	980,537	2.06
Australian Dollar	781,682	1.64
Danish Krone	654,895	1.38
Malaysian Ringgit	149,775	0.31
Brazilian Real	125,840	0.26
Singapore Dollar	36,536	0.08
Colombian Peso	32,419	0.07

Total Investments	$47,611,918	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$11,841,672	25.03
Information Technology	9,235,720	19.52
Health Care	7,211,679	15.24
Financials	5,836,767	12.34
Industrials	5,761,156	12.18
Consumer Staples	3,332,066	7.04
Materials	1,989,199	4.21
Telecommunication Services	488,418	1.03
Energy	304,337	0.64

Total Stocks	46,001,014	97.23
Short-term Investments	1,610,904	3.41
Liabilities, Net of Cash and Other Assets	(300,944)	(0.64)

Net Assets	$47,310,974	100.00%

20	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.39%)
Consumer Discretionary (12.56%)
Amazon.com Inc. (a)	12,815	$5,562,861
AutoNation Inc. (a)	2,537	159,780
AutoZone Inc. (a)	1,069	712,916
Bed Bath & Beyond Inc. (a)	5,751	396,704
Best Buy Co. Inc.	9,752	318,013
BorgWarner Inc.	7,584	431,075
Cablevision Systems Corp. Class A	7,222	172,895
CarMax Inc. (a)	7,034	465,721
Carnival Corp.	15,086	745,098
CBS Corp. Class B	15,199	843,545
Chipotle Mexican Grill Inc. (a)	1,039	628,585
Coach Inc.	9,239	319,762
Comcast Corp. Class A	84,384	5,074,854
Darden Restaurants Inc.	4,155	295,337
Delphi Automotive PLC	9,722	827,245
DIRECTV (a)	16,839	1,562,491
Discovery Communications Inc. Class A (a)	4,925	163,806
Discovery Communications Inc. Class C (a)	8,770	272,572
Dollar General Corp.	9,976	775,534
Dollar Tree Inc. (a)	6,888	544,083
DR Horton Inc.	11,139	304,763
Expedia Inc.	3,311	362,058
Family Dollar Stores Inc.	3,219	253,689
Ford Motor Co.	133,456	2,003,175
Fossil Group Inc. (a)	1,471	102,029
GameStop Corp. Class A	3,614	155,257
Gannett Co. Inc. (a)	1	7
GAP Inc., The	8,884	339,102
Garmin Ltd.	4,009	176,115
General Motors Co.	45,302	1,509,916
Genuine Parts Co.	5,115	457,946
Goodyear Tire & Rubber Co., The	9,030	272,254
H&R Block Inc.	9,220	273,373
Hanesbrands Inc.	13,425	447,321
Harley-Davidson Inc.	7,085	399,240
Harman International Industries Inc.	2,388	284,029
Hasbro Inc.	3,748	280,313
Home Depot Inc., The	43,610	4,846,379
Interpublic Group of Companies Inc., The	13,813	266,177
Johnson Controls Inc.	22,013	1,090,304
Kohl’s Corp.	6,642	415,856
L Brands Inc.	8,234	705,901
Leggett & Platt Inc.	4,588	223,344
Lennar Corp. Class A	5,979	305,168
Lowe’s Companies Inc.	31,307	2,096,630
Macy’s Inc.	11,293	761,939
Marriott International Inc. Class A	6,947	516,787
Mattel Inc.	11,331	291,093
McDonald’s Corp.	32,187	3,060,018
Michael Kors Holdings Ltd. (a)	6,724	283,013
Mohawk Industries Inc. (a)	2,079	396,881
Netflix Inc. (a)	2,026	1,330,960
Newell Rubbermaid Inc.	9,081	373,320
News Corp. Class A (a)	16,722	243,974

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
NIKE Inc. Class B	23,374	$2,524,859
Nordstrom Inc.	4,712	351,044
Omnicom Group Inc.	8,263	574,196
O’Reilly Automotive Inc. (a)	3,404	769,236
Priceline Group Inc., The (a)	1,740	2,003,384
PulteGroup Inc.	11,102	223,705
PVH Corp.	2,762	318,182
Ralph Lauren Corp.	2,018	267,102
Ross Stores Inc.	13,864	673,929
Royal Caribbean Cruises Ltd.	5,517	434,133
Scripps Networks Interactive Class A	3,258	212,975
Staples Inc.	21,454	328,461
Starbucks Corp.	50,367	2,700,427
Starwood Hotels & Resorts Worldwide Inc.	5,751	466,349
Target Corp.	21,436	1,749,821
TEGNA Inc.	7,667	245,881
Tiffany & Co.	3,770	346,086
Time Warner Cable Inc.	9,496	1,691,902
Time Warner Inc.	27,700	2,421,257
TJX Companies Inc., The	22,864	1,512,911
Tractor Supply Co.	4,562	410,306
TripAdvisor Inc. (a)	3,734	325,381
Twenty-First Century Fox Inc. Class A	59,402	1,933,238
Under Armour Inc. Class A (a)	5,589	466,346
Urban Outfitters Inc. (a)	3,312	115,920
VF Corp.	11,466	799,639
Viacom Inc. Class B	11,994	775,292
Walt Disney Co., The	52,363	5,976,713
Whirlpool Corp.	2,616	452,699
Wyndham Worldwide Corp.	4,038	330,753
Wynn Resorts Ltd.	2,713	267,692
Yum! Brands Inc.	14,505	1,306,610

		78,077,637

Consumer Staples (9.24%)
Altria Group Inc.	65,950	3,225,616
Archer-Daniels-Midland Co.	20,840	1,004,905
Brown-Forman Corp. Class B	5,219	522,839
Campbell Soup Co.	5,953	283,660
Clorox Co., The	4,394	457,064
Coca-Cola Co., The	131,597	5,162,550
Coca-Cola Enterprises Inc.	7,268	315,722
Colgate-Palmolive Co.	28,555	1,867,783
ConAgra Foods Inc.	14,266	623,710
Constellation Brands Inc. Class A	5,691	660,270
Costco Wholesale Corp.	14,734	1,989,974
CVS Health Corp.	37,875	3,972,330
Dr. Pepper Snapple Group Inc.	6,463	471,153
Estee Lauder Companies Inc. Class A, The	7,471	647,437
General Mills Inc.	20,006	1,114,734
Hershey Co., The	4,956	440,241
Hormel Foods Corp.	4,512	254,341
JM Smucker Co., The	3,269	354,392
Kellogg Co.	8,479	531,633

See accompanying notes to financial statements.	21

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Keurig Green Mountain Inc.	3,877	$297,095
Kimberly-Clark Corp.	12,240	1,297,073
Kraft Foods Group Inc.	19,882	1,692,753
Kroger Co., The	16,455	1,193,152
McCormick & Company Inc.	4,297	347,842
Mead Johnson Nutrition Co. Class A	6,776	611,331
Molson Coors Brewing Co. Class B	5,355	373,833
Mondelez International Inc. Class A	54,603	2,246,367
Monster Beverage Corp. (a)	4,920	659,378
PepsiCo Inc.	49,642	4,633,584
Philip Morris International Inc.	51,997	4,168,599
Procter & Gamble Co., The	91,084	7,126,412
Reynolds American Inc.	13,952	1,041,656
Sysco Corp.	19,839	716,188
Tyson Foods Inc. Class A	9,787	417,220
Walgreens Boots Alliance Inc.	29,312	2,475,105
Wal-Mart Stores Inc.	52,986	3,758,297
Whole Foods Market Inc.	12,083	476,554

		57,432,793

Energy (7.71%)
Anadarko Petroleum Corp.	17,052	1,331,076
Apache Corp.	12,620	727,291
Baker Hughes Inc.	14,553	897,920
Cabot Oil & Gas Corp.	13,839	436,482
Cameron International Corp. (a)	6,489	339,829
Chesapeake Energy Corp.	17,333	193,610
Chevron Corp.	63,169	6,093,913
Cimarex Energy Co.	3,145	346,925
ConocoPhillips	41,393	2,541,944
CONSOL Energy Inc.	7,701	167,420
Devon Energy Corp.	12,942	769,920
Diamond Offshore Drilling Inc.	2,297	59,286
Ensco PLC Class A	7,799	173,684
EOG Resources Inc.	18,367	1,608,031
EQT Corp.	5,088	413,858
Exxon Mobil Corp.	140,311	11,673,875
FMC Technologies Inc. (a)	7,753	321,672
Halliburton Co.	28,456	1,225,600
Helmerich & Payne Inc.	3,606	253,935
Hess Corp.	8,137	544,203
Kinder Morgan Inc.	58,258	2,236,525
Marathon Oil Corp.	22,606	599,963
Marathon Petroleum Corp.	18,290	956,750
Murphy Oil Corp.	5,588	232,293
National-Oilwell Varco Inc.	13,019	628,557
Newfield Exploration Co. (a)	5,335	192,700
Noble Corp. PLC	8,108	124,782
Noble Energy Inc.	12,953	552,834
Occidental Petroleum Corp.	25,805	2,006,855
ONEOK Inc.	6,981	275,610
Phillips 66	18,202	1,466,353
Pioneer Natural Resources Co.	4,989	691,924
Range Resources Corp.	5,555	274,306
Schlumberger Ltd.	42,615	3,672,987
Southwestern Energy Co. (a)	12,879	292,740

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Spectra Energy Corp.	22,476	$732,718
Tesoro Corp.	4,184	353,171
Transocean Ltd.	11,339	182,785
Valero Energy Corp.	17,073	1,068,770
Williams Companies Inc., The	22,543	1,293,743

		47,956,840

Financials (16.32%)
ACE Ltd.	10,963	1,114,718
Affiliated Managers Group Inc. (a)	1,829	399,819
Aflac Inc.	14,562	905,758
Allstate Corp., The	13,732	890,795
American Express Co.	29,353	2,281,315
American International Group Inc.	44,771	2,767,743
American Tower Corp.	14,152	1,320,240
Ameriprise Financial Inc.	6,113	763,697
Aon PLC	9,458	942,773
Apartment Investment and Management Co.	5,188	191,593
Assurant Inc.	2,306	154,502
AvalonBay Communities Inc.	4,423	707,105
Bank of America Corp.	352,285	5,995,891
Bank of New York Mellon Corp.	37,673	1,581,136
BB&T Corp.	24,533	988,925
Berkshire Hathaway Inc. Class B (a)	61,252	8,337,010
BlackRock Inc.	4,249	1,470,069
Boston Properties Inc.	5,131	621,056
Capital One Financial Corp.	18,353	1,614,513
CBRE Group Inc. Class A (a)	9,370	346,690
Charles Schwab Corp., The	38,639	1,261,563
Chubb Corp., The	7,732	735,622
Cincinnati Financial Corp.	4,931	247,438
Citigroup Inc.	101,848	5,626,084
CME Group Inc.	10,620	988,297
Comerica Inc.	5,975	306,637
Crown Castle International Corp.	11,330	909,799
Discover Financial Services	14,856	856,003
E*TRADE Financial Corp. (a)	9,675	289,766
Equinix Inc.	1,892	480,568
Equity Residential	12,184	854,951
Essex Property Trust Inc.	2,181	463,462
Fifth Third Bancorp	27,289	568,157
Franklin Resources Inc.	13,121	643,323
General Growth Properties Inc.	21,043	539,963
Genworth Financial Inc. Class A (a)	16,341	123,701
Goldman Sachs Group Inc., The	13,488	2,816,160
Hartford Financial Services Group Inc., The	14,099	586,095
HCP Inc.	15,432	562,805
Healthcare Realty Trust Inc.	11,704	768,134
Host Hotels & Resorts Inc.	25,372	503,127
Hudson City Bancorp Inc.	15,909	157,181
Huntington Bancshares Inc.	27,134	306,886
Intercontinental Exchange Inc.	3,751	838,761
Invesco Ltd.	14,376	538,956
Iron Mountain Inc.	6,234	193,254

22	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
JPMorgan Chase & Co.	124,569	$8,440,795
KeyCorp	28,649	430,308
Kimco Realty Corp.	13,820	311,503
Legg Mason Inc.	3,322	171,183
Leucadia National Corp.	10,563	256,470
Lincoln National Corp.	8,588	508,581
Loews Corp.	10,000	385,100
M&T Bank Corp.	4,452	556,188
Macerich Co., The	4,715	351,739
Marsh & McLennan Companies Inc.	18,044	1,023,095
McGraw Hill Financial Inc.	9,160	920,122
MetLife Inc.	37,423	2,095,314
Moody’s Corp.	5,955	642,902
Morgan Stanley	51,633	2,002,844
NASDAQ OMX Group Inc., The	3,909	190,798
Navient Corp.	13,061	237,841
Northern Trust Corp.	7,351	562,057
People’s United Financial Inc.	10,209	165,488
Plum Creek Timber Co. Inc.	5,876	238,389
PNC Financial Services Group Inc.	17,438	1,667,945
Principal Financial Group Inc.	9,161	469,868
Progressive Corp., The	17,951	499,576
ProLogis Inc.	17,600	652,960
Prudential Financial Inc.	15,205	1,330,742
Public Storage	4,862	896,407
Realty Income Corp.	7,807	346,553
Regions Financial Corp.	44,980	465,993
Simon Property Group Inc.	10,448	1,807,713
SL Green Realty Corp.	3,303	362,967
State Street Corp.	13,808	1,063,216
Suntrust Banks Inc.	17,340	745,967
T. Rowe Price Group Inc.	8,821	685,656
Torchmark Corp.	4,258	247,901
Travelers Companies Inc., The	10,697	1,033,972
U.S. Bancorp	59,651	2,588,853
Unum Group	8,422	301,087
Ventas Inc.	10,932	678,768
Vornado Realty Trust	5,852	555,530
Wells Fargo & Co.	157,370	8,850,489
Weyerhaeuser Co.	17,383	547,564
XL Group PLC	10,291	382,825
Zions Bancorporation	6,799	215,766

		101,451,076

Health Care (15.18%)
Abbott Laboratories	49,971	2,452,574
AbbVie Inc.	57,749	3,880,155
Aetna Inc.	11,779	1,501,351
Agilent Technologies Inc.	11,248	433,948
Alexion Pharmaceuticals Inc. (a)	7,516	1,358,667
Allergan PLC (a)	13,182	4,000,210
AmerisourceBergen Corp.	6,987	742,998
Amgen Inc.	25,519	3,917,677
Anthem Inc.	8,878	1,457,235
Baxter International Inc.	18,283	1,278,530
Becton, Dickinson and Co.	6,992	990,417

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Biogen Inc. (a)	7,895	$3,189,106
Boston Scientific Corp. (a)	45,001	796,518
Bristol-Myers Squibb Co.	55,993	3,725,774
C.R. Bard Inc.	2,487	424,531
Cardinal Health Inc.	11,056	924,834
Celgene Corp. (a)	26,627	3,081,676
Cerner Corp. (a)	10,212	705,241
Cigna Corp.	8,655	1,402,110
DaVita HealthCare Partners Inc. (a)	5,782	459,496
DENTSPLY International Inc.	4,702	242,388
Edwards Lifesciences Corp. (a)	3,612	514,457
Eli Lilly and Co.	32,745	2,733,880
Endo International PLC (a)	6,747	537,399
Express Scripts Holding Co. (a)	24,484	2,177,607
Gilead Sciences Inc.	49,343	5,777,078
HCA Holdings Inc. (a)	9,736	883,250
Henry Schein Inc. (a)	2,807	398,931
Hospira Inc. (a)	5,741	509,284
Humana Inc.	5,011	958,504
Intuitive Surgical Inc. (a)	1,226	593,997
Johnson & Johnson	93,114	9,074,890
Laboratory Corp. of America Holdings (a)	3,360	407,299
Mallinckrodt PLC (a)	3,901	459,226
McKesson Corp.	7,771	1,746,999
Medtronic PLC	47,840	3,544,944
Merck & Co. Inc.	94,820	5,398,103
Mylan NV (a)	13,825	938,164
Patterson Companies Inc.	2,844	138,361
PerkinElmer Inc.	3,787	199,348
Perrigo Co. PLC	4,913	908,070
Pfizer Inc.	206,705	6,930,819
Quest Diagnostics Inc.	4,834	350,562
Regeneron Pharmaceuticals Inc. (a)	2,531	1,291,139
St. Jude Medical Inc.	9,421	688,392
Stryker Corp.	10,021	957,707
Tenet Healthcare Corp. (a)	3,287	190,252
Thermo Fisher Scientific Inc.	13,360	1,733,594
UnitedHealth Group Inc.	31,938	3,896,436
Universal Health Services Inc. Class B	3,049	433,263
Varian Medical Systems Inc. (a)	3,352	282,674
Vertex Pharmaceuticals Inc. (a)	8,182	1,010,313
Waters Corp. (a)	2,781	357,025
Zimmer Biomet Holdings Inc.	5,690	621,519
Zoetis Inc.	16,772	808,746

		94,417,668

Industrials (9.96%)
3M Co.	21,298	3,286,281
ADT Corp., The	5,734	192,495
Allegion PLC	3,244	195,094
American Airlines Group Inc.	23,257	928,768
AMETEK Inc.	8,075	442,348
Boeing Co., The	21,600	2,996,352
Caterpillar Inc.	20,300	1,721,846
CH Robinson Worldwide Inc.	4,902	305,836

See accompanying notes to financial statements.	23

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Cintas Corp.	3,256	$275,425
CSX Corp.	33,174	1,083,131
Cummins Inc.	5,641	740,043
Danaher Corp.	20,683	1,770,258
Deere & Co.	11,209	1,087,833
Delta Air Lines Inc.	27,605	1,134,013
Dover Corp.	5,461	383,253
Dun & Bradstreet Corp.	1,221	148,962
Eaton Corp. PLC	15,678	1,058,108
Emerson Electric Co.	22,440	1,243,849
Equifax Inc.	4,002	388,554
Expeditors International of Washington Inc.	6,423	296,132
Fastenal Co.	9,106	384,091
FedEx Corp.	8,824	1,503,610
Flowserve Corp.	4,513	237,655
Fluor Corp.	4,951	262,453
General Dynamics Corp.	10,484	1,485,478
General Electric Co.	338,293	8,988,445
Honeywell International Inc.	26,211	2,672,736
Illinois Tool Works Inc.	11,353	1,042,092
Ingersoll-Rand PLC	8,819	594,577
J.B. Hunt Transport Services Inc.	3,088	253,494
Jacobs Engineering Group Inc. (a)	4,299	174,625
Joy Global Inc.	3,225	116,745
Kansas City Southern	3,698	337,258
L-3 Communications Holdings Inc.	2,764	313,382
Lockheed Martin Corp.	8,983	1,669,940
Masco Corp. (b)	11,709	312,279
Nielsen N.V.	12,430	556,491
Norfolk Southern Corp.	10,295	899,371
Northrop Grumman Corp.	6,506	1,032,047
PACCAR Inc.	11,873	757,616
Pall Corp.	3,572	444,535
Parker Hannifin Corp.	4,657	541,749
Pentair PLC	6,111	420,131
Pitney Bowes Inc.	6,836	142,257
Precision Castparts Corp.	4,640	927,397
Quanta Services Inc. (a)	7,056	203,354
Raytheon Co.	10,292	984,739
Republic Services Inc.	8,397	328,910
Robert Half International Inc.	4,527	251,248
Rockwell Automation Inc.	4,538	565,616
Rockwell Collins Inc.	4,453	411,235
Roper Technologies Inc.	3,361	579,638
Ryder System Inc.	1,761	153,859
Snap-on Inc.	1,945	309,741
Southwest Airlines Co.	22,435	742,374
Stanley Black & Decker Inc.	5,160	543,038
Stericycle Inc. (a)	2,845	380,974
Textron Inc.	9,273	413,854
Tyco International PLC	14,069	541,375
Union Pacific Corp.	29,395	2,803,401
United Parcel Service Inc. Class B	23,274	2,255,483
United Rentals Inc. (a)	3,233	283,275
United Technologies Corp.	27,806	3,084,520

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
W.W. Grainger Inc.	2,010	$475,666
Waste Management Inc.	14,301	662,851
Xylem Inc.	6,074	225,163

		61,949,349

Information Technology (19.29%)
Accenture PLC Class A	21,036	2,035,864
Adobe Systems Inc. (a)	15,937	1,291,057
Akamai Technologies Inc. (a)	5,990	418,222
Alliance Data Systems Corp. (a)	2,104	614,242
Altera Corp.	10,078	515,994
Amphenol Corp. Class A	10,389	602,250
Analog Devices Inc.	10,437	669,899
Apple Inc.	193,337	24,249,293
Applied Materials Inc.	41,151	790,922
Autodesk Inc. (a)	7,593	380,220
Automatic Data Processing Inc.	15,771	1,265,307
Avago Technologies Ltd.	8,593	1,142,267
Broadcom Corp. Class A	18,256	940,001
CA Inc.	10,679	312,788
Cisco Systems Inc.	170,728	4,688,191
Citrix Systems Inc. (a)	5,354	375,637
Cognizant Technology Solutions Corp. Class A (a)	20,416	1,247,213
Computer Sciences Corp.	4,623	303,454
Corning Inc.	42,269	833,967
eBay Inc. (a)	37,115	2,235,808
Electronic Arts Inc. (a)	10,414	692,531
EMC Corp.	65,200	1,720,628
F5 Networks Inc. (a)	2,417	290,886
Facebook Inc. Class A (a)	70,706	6,064,100
Fidelity National Information Services Inc.	9,548	590,066
First Solar Inc. (a)	2,550	119,799
Fiserv Inc. (a)	7,994	662,143
FLIR Systems Inc.	4,652	143,375
Google Inc. Class A (a)	9,607	5,188,164
Google Inc. Class C (a)	9,633	5,014,073
Harris Corp.	4,137	318,177
Hewlett-Packard Co.	60,645	1,819,956
Intel Corp.	159,253	4,843,680
International Business Machines Corp.	30,784	5,007,325
Intuit Inc.	9,268	933,936
Juniper Networks Inc.	11,799	306,420
KLA-Tencor Corp.	5,449	306,288
Lam Research Corp.	5,336	434,084
Linear Technology Corp.	8,012	354,371
MasterCard Inc. Class A	32,557	3,043,428
Microchip Technology Inc.	6,748	320,024
Micron Technology Inc. (a)	36,080	679,747
Microsoft Corp.	271,468	11,985,312
Motorola Solutions Inc.	6,230	357,228
NetApp Inc.	10,443	329,581
NVIDIA Corp.	17,296	347,823
Oracle Corp.	107,028	4,313,228

24	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Paychex Inc.	10,947	$513,195
Qorvo Inc. (a)	4,973	399,183
QUALCOMM Inc.	54,733	3,427,928
Red Hat Inc. (a)	6,143	466,438
salesforce.com inc. (a)	20,463	1,424,839
SanDisk Corp.	6,979	406,317
Seagate Technology PLC	10,654	506,065
Skyworks Solutions Inc.	6,391	665,303
Symantec Corp.	22,855	531,379
TE Connectivity Ltd.	13,605	874,802
Teradata Corp. (a)	4,848	179,376
Texas Instruments Inc.	34,949	1,800,223
Total System Services Inc.	5,501	229,777
VeriSign Inc. (a)	3,522	217,378
Visa Inc. Class A	64,875	4,356,356
Western Digital Corp.	7,273	570,349
Western Union Co.	17,466	355,084
Xerox Corp.	35,015	372,560
Xilinx Inc.	8,757	386,709
Yahoo! Inc. (a)	29,156	1,145,539

		119,927,769

Materials (3.12%)
Air Products & Chemicals Inc.	6,459	883,784
Airgas Inc.	2,249	237,899
Alcoa Inc.	40,937	456,448
Allegheny Technologies Inc.	3,693	111,529
Avery Dennison Corp.	3,002	182,942
Ball Corp.	4,601	322,760
CF Industries Holdings Inc.	8,025	515,847
Dow Chemical Co., The	36,445	1,864,891
E.I. du Pont de Nemours & Co. (c)	30,322	1,939,092
Eastman Chemical Co.	4,979	407,382
Ecolab Inc.	9,020	1,019,891
FMC Corp.	4,466	234,688
Freeport-McMoRan Inc.	34,827	648,479
International Flavors & Fragrances Inc.	2,705	295,629
International Paper Co.	14,162	673,970
LyondellBasell Industries NV Class A	13,189	1,365,325
Martin Marietta Materials Inc.	2,071	293,067
MeadWestvaco Corp.	11,213	529,141
Monsanto Co.	15,992	1,704,587
Mosaic Co., The	10,416	487,990
Newmont Mining Corp.	17,752	414,687
Nucor Corp.	10,686	470,932
Owens-Illinois Inc. (a)	5,437	124,725
PPG Industries Inc.	9,112	1,045,329
Praxair Inc.	9,672	1,156,288
Sealed Air Corp.	7,040	361,715
Sherwin-Williams Co., The	2,659	731,278
Sigma-Aldrich Corp.	4,000	557,400
Vulcan Materials Co.	4,425	371,390

		19,409,085

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (2.23%)
AT&T Inc.	174,333	$6,192,309
CenturyLink Inc.	18,973	557,427
Frontier Communications Corp.	38,714	191,634
Level 3 Communications Inc. (a)	9,881	520,432
Verizon Communications Inc.	136,920	6,381,841

		13,843,643

Utilities (2.78%)
AES Corp., The	22,912	303,813
AGL Resources Inc.	3,986	185,584
Ameren Corp.	8,128	306,263
American Electric Power Company Inc.	16,398	868,602
CenterPoint Energy Inc.	14,398	273,994
CMS Energy Corp.	9,227	293,788
Consolidated Edison Inc.	9,810	567,803
Dominion Resources Inc.	19,924	1,332,318
DTE Energy Co.	5,936	443,063
Duke Energy Corp.	23,230	1,640,503
Edison International	10,912	606,489
Entergy Corp.	6,045	426,172
Eversource Energy	10,611	481,846
Exelon Corp.	28,797	904,802
FirstEnergy Corp.	14,107	459,183
NextEra Energy Inc.	14,917	1,462,314
NiSource Inc.	10,591	482,844
NRG Energy Inc.	11,312	258,819
Pepco Holdings Inc.	8,407	226,485
PG&E Corp.	16,118	791,394
Pinnacle West Capital Corp.	3,695	210,209
PPL Corp.	22,338	658,301
Public Service Enterprise Group Inc.	16,953	665,914
SCANA Corp.	4,778	242,006
Sempra Energy	7,755	767,280
Southern Co.	30,472	1,276,777
TECO Energy Inc.	8,019	141,616
WEC Energy Group Inc.	10,559	474,838
Xcel Energy Inc.	16,947	545,354

		17,298,374

Total Common Stocks
(cost $429,595,188)		611,764,234

See accompanying notes to financial statements.	25

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Short-term Investments (1.46%)
State Street Institutional U.S. Government Money Market Fund (a)	9,094,126	$9,094,126

Total Short-term Investments
(cost $9,094,126)		9,094,126

TOTAL INVESTMENTS (99.85%)
(cost $438,689,314)		620,858,360
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.15%)		938,714

NET ASSETS (100.00%)		$621,797,074

	Shares	Value
Securities Sold Short
Chemours Co., The (a) (c)	6,064	$96,998
TopBuild Corp. (a) (b)	1,170	33,925

Total Securities Sold Short
(proceeds $130,923)		$130,923

(a)	Non-income producing security.

(b)	On September 30, 2014, Masco Corp. announced a spin-off distribution of TopBuild Corp. effective July 1, 2015. In anticipation of this transaction, and because TopBuild Corp. is not included in the S&P 500 Index, the Fund initiated a transaction to sell TopBuild Corp. on June 30, 2015 with a settlement date of July 7, 2015.

(c)	On October 24, 2013, E.I. du Pont de Nemours & Co. announced a spin-off distribution of Chemours Co. effective July 1, 2015. In anticipation of this transaction, and because Chemours Co. is not included in the S&P 500 Index, the Fund initiated a transaction to sell Chemours Co. on June 30, 2015 with a settlement date of July 7, 2015.

(d)	At June 30, 2015, cash in the amount of $450,800 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	94	September 2015	$9,866,475	$9,655,680	$(210,795)

26	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.06%)
Consumer Discretionary (14.30%)
1-800-FLOWERS.COM Inc. (a)	4,167	$43,587
2U Inc. (a)	3,841	123,642
Abercrombie & Fitch Co. Class A	11,138	239,578
AMC Entertainment Holdings Inc. Class A	3,522	108,060
American Axle & Manufacturing Holdings Inc. (a)	12,218	255,478
American Eagle Outfitters Inc.	31,586	543,911
American Public Education Inc. (a)	2,781	71,527
America’s Car-Mart Inc. (a)	1,325	65,349
Ann Inc. (a)	7,423	358,457
Apollo Education Group Inc. (a)	15,152	195,158
Arctic Cat Inc.	2,182	72,464
Asbury Automotive Group Inc. (a)	4,402	398,909
Ascena Retail Group Inc. (a)	22,503	374,787
Ascent Capital Group LLC Class A (a)	2,132	91,122
Barnes & Noble Inc. (a)	8,154	211,678
Bassett Furniture Industries Inc.	1,671	47,473
Beazer Homes USA Inc. (a)	4,562	91,012
bebe stores inc.	4,879	9,758
Belmond Ltd. Class A (a)	15,625	195,156
Big 5 Sporting Goods Corp.	3,114	44,250
Big Lots Inc.	8,675	390,288
Biglari Holdings Inc. (a)	267	110,471
BJ’s Restaurants Inc. (a)	3,466	167,928
Black Diamond Inc. (a)	3,942	36,424
Bloomin’ Brands Inc.	19,900	424,865
Blue Nile Inc. (a)	2,061	62,634
Bob Evans Farms Inc.	3,808	194,398
Bojangles’ Inc. (a)	1,262	30,111
Boot Barn Holdings Inc (a)	1,902	60,864
Boyd Gaming Corp. (a)	13,243	197,983
Bravo Brio Restaurant Group Inc. (a)	2,474	33,523
Bridgepoint Education Inc. (a)	2,834	27,093
Bright Horizons Family Solutions Inc. (a)	6,009	347,320
Buckle Inc., The	4,569	209,123
Buffalo Wild Wings Inc. (a)	3,065	480,255
Build-A-Bear Workshop Inc. (a)	2,103	33,627
Burlington Stores Inc. (a)	12,164	622,797
Caesars Acquisition Co. Class A (a)	7,842	53,953
Caesars Entertainment Corp. (a)	8,619	52,748
Caleres Inc.	7,069	224,653
Callaway Golf Co.	13,194	117,954
Capella Education Co.	1,835	98,484
Career Education Corp. (a)	11,253	37,135
Carmike Cinemas Inc. (a)	4,108	109,026
Carriage Services Inc.	2,721	64,977
Carrols Restaurant Group Inc. (a)	5,896	61,318
Cato Corp. Class A	4,251	164,769
Cavco Industries Inc. (a)	1,498	113,009
Central European Media Enterprises Ltd. Class A (a)	11,670	25,441
Century Communities Inc. (a)	2,398	48,272
Cheesecake Factory Inc., The	7,857	428,482
Chegg Inc. (a)	12,425	97,412
Cherokee Inc.	1,296	36,521

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chico’s FAS Inc.	22,944	$381,559
Children’s Place Inc., The	3,334	218,077
Christopher & Banks Corp. (a)	6,247	25,050
Churchill Downs Inc.	2,171	271,484
Chuy’s Holdings Inc. (a)	2,824	75,655
Citi Trends Inc. (a)	2,638	63,840
ClubCorp Holdings Inc.	7,020	167,638
Collectors Universe Inc.	1,230	24,526
Columbia Sportswear Co.	4,617	279,144
Conn’s Inc. (a)	4,420	175,474
Container Store Group Inc., The (a)	2,857	48,198
Cooper Tire & Rubber Co.	9,305	314,788
Cooper-Standard Holding Inc. (a)	2,179	133,943
Core-Mark Holding Company Inc.	3,730	221,002
Cracker Barrel Old Country Store Inc.	3,092	461,203
Crocs Inc. (a)	12,442	183,022
Crown Media Holdings Inc. (a)	5,829	26,347
CSS Industries Inc.	1,640	49,610
Culp Inc.	1,496	46,376
Cumulus Media Inc. Class A (a)	24,441	49,615
Daily Journal Corp. (a)	186	36,551
Dana Holding Corp.	26,350	542,283
Dave & Buster’s Entertainment Inc. (a)	3,641	131,404
Deckers Outdoor Corp. (a)	5,560	400,153
Del Frisco’s Restaurant Group Inc. (a)	3,957	73,719
Denny’s Corp. (a)	13,766	159,823
Destination XL Group Inc. (a)	5,859	29,354
DeVry Education Group Inc.	10,235	306,845
Diamond Resorts International Inc. (a)	6,711	211,732
DineEquity Inc.	2,730	270,516
Dorman Products Inc. (a)	4,297	204,795
DreamWorks Animation SKG Inc. Class A (a)	12,191	321,599
Drew Industries Inc.	3,893	225,872
E.W. Scripps Co. Class A, The	9,163	209,375
El Pollo Loco Holdings Inc. (a)	2,149	44,506
Eldorado Resorts Inc. (a)	4,193	32,789
Empire Resorts Inc. (a)	2,514	12,796
Entercom Communications Corp. Class A (a)	4,280	48,878
Entravision Communications Corp. Class A	9,915	81,600
Eros International PLC (a)	4,509	113,266
Escalade Inc.	1,657	30,472
Ethan Allen Interiors Inc.	4,292	113,051
Etsy Inc. (a)	3,216	45,185
EVINE Live Inc. (a)	7,354	19,782
Express Inc. (a)	13,686	247,853
Federal-Mogul Holdings Corp. (a)	5,213	59,168
Fenix Parts Inc. (a)	2,098	21,022
Fiesta Restaurant Group Inc. (a)	4,334	216,700
Finish Line Inc. Class A, The	7,436	206,870
Five Below Inc. (a)	8,784	347,232
Flexsteel Industries Inc.	789	33,998
Fox Factory Holding Corp. (a)	2,529	40,666
Francesca’s Holdings Corp. (a)	7,086	95,448

See accompanying notes to financial statements.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Fred’s Inc. Class A	6,119	$118,036
FTD Companies Inc. (a)	2,962	83,499
Genesco Inc. (a)	3,879	256,130
Gentherm Inc. (a)	5,791	317,984
G-III Apparel Group Ltd. (a)	6,458	454,320
Global Eagle Entertainment Inc. (a)	6,789	88,393
Grand Canyon Education Inc. (a)	7,602	322,325
Gray Television Inc. (a)	10,331	161,990
Green Brick Partners Inc. (a)	2,164	23,696
Group 1 Automotive Inc.	3,768	342,247
Guess? Inc.	9,964	191,010
Habit Restaurants Inc., The Class A (a)	1,812	56,697
Harte-Hanks Inc.	8,371	49,891
Haverty Furniture Companies Inc.	3,366	72,773
Helen of Troy Ltd. (a)	4,592	447,674
Hemisphere Media Group Inc. (a)	1,392	16,565
Hibbett Sports Inc. (a)	4,023	187,391
Hooker Furniture Corp.	1,652	41,482
Houghton Mifflin Harcourt Co. (a)	22,030	555,156
Hovnanian Enterprises Inc. Class A (a)	19,950	53,067
HSN Inc.	5,242	367,936
Iconix Brand Group Inc. (a)	7,705	192,394
IMAX Corp. (a)	9,715	391,223
Installed Building Products Inc. (a)	3,182	77,895
International Speedway Corp. Class A	4,501	165,052
Interval Leisure Group Inc.	6,327	144,572
Intrawest Resorts Holdings Inc. (a)	2,261	26,273
iRobot Corp. (a)	4,820	153,662
Isle of Capri Casinos Inc. (a)	3,644	66,139
Jack in the Box Inc.	6,034	531,957
JAKKS Pacific Inc. (a)	3,289	32,528
Jamba Inc. (a)	2,294	35,534
Johnson Outdoors Inc. Class A	858	20,206
Journal Media Group Inc.	2,785	23,088
K12 Inc. (a)	5,789	73,231
KB Home	13,253	220,000
Kirkland’s Inc.	2,456	68,449
Kona Grill Inc. (a)	1,279	24,825
Krispy Kreme Doughnuts Inc. (a)	10,486	201,960
La Quinta Holdings Inc. (a)	14,994	342,613
Lands’ End Inc. (a)	2,803	69,598
La-Z-Boy Inc.	8,273	217,911
LGI Homes Inc. (a)	2,541	50,261
Libbey Inc.	3,544	146,474
Liberty Tax Inc.	630	15,592
Liberty TripAdvisor Holdings Inc. Class A (a)	12,022	387,349
LifeLock Inc. (a)	15,171	248,804
Lifetime Brands Inc.	1,738	25,670
Lithia Motors Inc. Class A	3,674	415,750
Loral Space & Communications Inc. (a)	2,095	132,236
Lumber Liquidators Holdings Inc. (a)	4,376	90,627
M.D.C. Holdings Inc.	6,352	190,369
M/I Homes Inc. (a)	4,030	99,420
Malibu Boats Inc. Class A (a)	2,795	56,152
Marcus Corp., The	3,045	58,403

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Marine Products Corp.	1,652	$10,308
MarineMax Inc. (a)	4,225	99,330
Marriott Vacations Worldwide Corp.	4,181	383,607
Martha Stewart Living Omnimedia Inc. Class A (a)	5,100	31,824
Mattress Firm Holding Corp. (a)	3,299	201,074
MDC Partners Inc. Class A	7,187	141,584
Media General Inc. (a)	15,424	254,804
Men’s Wearhouse Inc., The	7,797	499,554
Meredith Corp.	5,923	308,884
Meritage Homes Corp. (a)	6,431	302,836
Metaldyne Performance Group Inc.	1,854	33,650
Modine Manufacturing Co. (a)	8,110	87,020
Monarch Casino & Resort Inc. (a)	1,657	34,068
Monro Muffler Brake Inc.	5,138	319,378
Morgans Hotel Group Co. (a)	4,923	33,181
Motorcar Parts of America Inc. (a)	3,022	90,932
Movado Group Inc.	2,610	70,888
NACCO Industries Inc. Class A	677	41,135
National CineMedia Inc.	9,996	159,536
Nautilus Inc. (a)	5,224	112,368
New Home Company Inc., The (a)	1,548	26,672
New Media Investment Group Inc.	7,264	130,244
New York Times Co. Class A, The	22,264	303,904
Nexstar Broadcasting Group Inc. Class A	5,049	282,744
Noodles & Company (a)	1,864	27,214
NutriSystem Inc.	4,681	116,463
Orbitz Worldwide Inc. (a)	17,981	205,343
Outerwall Inc.	2,984	227,112
Overstock.com Inc. (a)	1,912	43,096
Oxford Industries Inc.	2,364	206,732
Papa John’s International Inc.	4,680	353,855
Papa Murphy’s Holdings Inc. (a)	1,442	29,878
Party City Holdco Inc. (a)	4,016	81,404
Penn National Gaming Inc. (a)	13,188	242,000
Pep Boys-Manny, Moe & Jack, The (a)	9,051	111,056
Performance Sports Group Ltd. (a)	7,136	128,448
Perry Ellis International Inc. (a)	2,020	48,015
PetMed Express Inc.	3,417	59,012
Pier 1 Imports Inc.	14,570	184,019
Pinnacle Entertainment Inc. (a)	9,783	364,710
Pool Corp.	7,016	492,383
Popeyes Louisiana Kitchen Inc. (a)	3,739	224,303
Potbelly Corp. (a)	3,404	41,699
Quiksilver Inc. (a)	22,743	15,074
Reading International Inc. Class A (a)	2,951	40,871
Red Robin Gourmet Burgers Inc. (a)	2,280	195,670
Regis Corp. (a)	6,648	104,772
Remy International Inc.	4,592	101,529
Rent-A-Center Inc.	8,549	242,364
Rentrak Corp. (a)	2,046	142,811
Restoration Hardware Holdings Inc. (a)	5,383	525,542
Ruby Tuesday Inc. (a)	10,300	64,581
Ruth’s Hospitality Group Inc.	5,687	91,674
Ryland Group Inc., The	7,585	351,716

28	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Saga Communications Inc. Class A	599	$22,672
Scholastic Corp.	4,309	190,156
Scientific Games Corp. Class A (a)	8,129	126,325
SeaWorld Entertainment Inc.	10,899	200,978
Select Comfort Corp. (a)	8,473	254,783
Sequential Brands Group Inc. (a)	4,016	61,405
SFX Entertainment Inc. (a)	7,624	34,232
Shake Shack Inc. Class A (a)	976	58,824
Shoe Carnival Inc.	2,500	72,150
Shutterfly Inc. (a)	6,066	290,015
Sinclair Broadcast Group Inc. Class A	10,700	298,637
Sizmek Inc. (a)	3,573	25,368
Skullcandy Inc. (a)	3,431	26,316
Smith & Wesson Holding Corp. (a)	8,727	144,781
Sonic Automotive Inc.	5,343	127,324
Sonic Corp.	8,412	242,266
Sotheby’s	10,033	453,893
Speedway Motorsports Inc.	1,878	42,537
Sportsman’s Warehouse Holdings Inc. (a)	2,804	31,881
Stage Stores Inc.	5,396	94,592
Standard Motor Products Inc.	3,337	117,195
Standard Pacific Corp. (a)	23,887	212,833
Stein Mart Inc.	4,565	47,796
Steiner Leisure Ltd. (a)	2,075	111,594
Steven Madden Ltd. (a)	9,080	388,442
Stoneridge Inc. (a)	4,780	55,974
Strattec Security Corp.	582	39,983
Strayer Education Inc. (a)	1,843	79,433
Sturm, Ruger & Company Inc.	3,022	173,614
Superior Industries International Inc.	3,713	67,985
Superior Uniform Group Inc.	1,065	17,615
Systemax Inc. (a)	1,932	16,692
Taylor Morrison Home Corp. Class A (a)	5,171	105,282
Tenneco Inc. (a)	9,890	568,082
Texas Roadhouse Inc. Class A	11,289	422,547
Tile Shop Holdings Inc., The (a)	4,643	65,884
Tilly’s Inc. Class A (a)	1,793	17,338
Time Inc.	17,696	407,185
Tower International Inc. (a)	3,467	90,315
Townsquare Media Inc. (a)	1,519	20,628
Travelport Worldwide Ltd.	16,907	232,978
Tri Pointe Homes Inc. (a)	26,049	398,550
Tribune Publishing Co.	3,086	47,956
Tuesday Morning Corp. (a)	7,385	83,192
Tumi Holdings Inc. (a)	8,578	176,021
Unifi Inc. (a)	2,458	82,343
Universal Electronics Inc. (a)	2,568	127,989
Universal Technical Institute Inc.	3,792	32,611
Vail Resorts Inc.	5,862	640,130
Vera Bradley Inc. (a)	3,756	42,330
Vince Holding Corp. (a)	1,880	22,522
Vitamin Shoppe Inc. (a)	4,811	179,306
VOXX International Corp. (a)	3,356	27,788
Wayfair Inc. Class A (a)	3,226	121,427
WCI Communities Inc. (a)	2,449	59,731

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Weight Watchers International Inc. (a)	4,728	$22,931
West Marine Inc. (a)	2,951	28,448
Weyco Group Inc.	1,071	31,937
William Lyon Homes Class A (a)	2,967	76,163
Winmark Corp.	405	39,892
Winnebago Industries Inc.	4,368	103,041
Wolverine World Wide Inc.	16,662	474,534
World Wrestling Entertainment Inc.	5,085	83,902
Zagg Inc. (a)	4,647	36,804
Zoe’s Kitchen Inc. (a)	3,082	126,177
Zulily Inc. Class A (a)	10,527	137,272
Zumiez Inc. (a)	3,489	92,912

		44,438,857

Consumer Staples (3.00%)
Alico Inc.	494	22,408
Andersons Inc., The	4,576	178,464
B&G Foods Inc. Class A	9,100	259,623
Boston Beer Co. Inc. (a)	1,466	340,097
Boulder Brands Inc. (a)	8,910	61,835
Calavo Growers Inc.	2,437	126,553
Cal-Maine Foods Inc.	5,064	264,341
Casey’s General Stores Inc.	6,272	600,481
Castle Brands Inc. (a)	9,400	13,066
Central Garden & Pet Co. Class A (a)	6,905	78,786
Chefs’ Warehouse Inc., The (a)	3,105	65,950
Coca-Cola Bottling Co. Consolidated	780	117,835
Craft Brew Alliance Inc. (a)	1,922	21,257
Darling Ingredients Inc. (a)	26,667	390,938
Dean Foods Co.	15,238	246,398
Diamond Foods Inc. (a)	4,195	131,639
Elizabeth Arden Inc. (a)	4,383	62,502
Fairway Group Holdings Corp. (a)	3,221	11,467
Farmer Brothers Co. (a)	1,256	29,516
Fresh Del Monte Produce Inc.	5,375	207,798
Fresh Market Inc., The (a)	6,977	224,241
Freshpet Inc. (a)	3,282	61,045
HRG Group Inc. (a)	12,756	165,828
Ingles Markets Inc. Class A	1,969	94,059
Inter Parfums Inc.	2,842	96,429
Inventure Foods Inc. (a)	2,684	27,243
J&J Snack Foods Corp.	2,394	264,944
John B. Sanfilippo & Son Inc.	1,402	72,764
Lancaster Colony Corp.	2,969	269,734
Landec Corp. (a)	4,484	64,704
Lifeway Foods Inc. (a)	853	16,369
Limoneira Co.	1,908	42,415
Medifast Inc. (a)	1,813	58,596
MGP Ingredients Inc.	1,659	27,904
National Beverage Corp. (a)	1,933	43,473
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	37,250
Natural Health Trends Corp.	1,276	52,903
Nature’s Sunshine Products Inc.	1,753	24,104
Nutraceutical International Corp. (a)	1,527	37,778
Oil-Dri Corporation of America	848	25,762

See accompanying notes to financial statements.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Omega Protein Corp. (a)	3,637	$50,009
Orchids Paper Products Co.	1,369	32,952
Post Holdings Inc. (a)	8,828	476,094
PriceSmart Inc.	3,157	288,045
Revlon Inc. Class A (a)	1,914	70,263
Sanderson Farms Inc.	3,623	272,305
Seaboard Corp. (a)	43	154,757
Seneca Foods Corp. Class A (a)	1,374	38,156
Smart & Final Stores Inc. (a)	3,872	69,193
Snyder’s-Lance Inc.	7,862	253,707
SpartanNash Co.	6,071	197,550
SUPERVALU Inc. (a)	42,139	340,905
Synutra International Inc. (a)	3,147	22,501
Tootsie Roll Industries Inc.	3,004	97,059
TreeHouse Foods Inc. (a)	6,914	560,241
United Natural Foods Inc. (a)	8,072	514,025
Universal Corp.	3,651	209,275
USANA Health Sciences Inc. (a)	921	125,864
Vector Group Ltd.	12,752	299,162
Village Super Market Inc. Class A	1,134	35,936
WD-40 Co.	2,342	204,129
Weis Markets Inc.	1,809	76,249

		9,326,876

Energy (3.80%)
Abraxas Petroleum Corp. (a)	15,755	46,476
Adams Resources & Energy Inc.	325	14,495
Alon USA Energy Inc.	5,021	94,897
Approach Resources Inc. (a)	5,868	40,196
Ardmore Shipping Corp.	3,058	37,032
Atwood Oceanics Inc.	10,377	274,368
Basic Energy Services Inc. (a)	5,523	41,699
Bill Barrett Corp. (a)	8,533	73,298
Bonanza Creek Energy Inc. (a)	7,974	145,526
Bristow Group Inc.	5,616	299,333
C&J Energy Services Ltd. (a)	9,046	119,407
Callon Petroleum Co. (a)	11,063	92,044
CARBO Ceramics Inc.	3,158	131,468
Carrizo Oil & Gas Inc. (a)	8,304	408,889
Clayton Williams Energy Inc. (a)	1,007	66,210
Clean Energy Fuels Corp. (a)	11,702	65,765
Cloud Peak Energy Inc. (a)	10,397	48,450
Contango Oil & Gas Co. (a)	2,930	35,951
Delek US Holdings Inc.	9,278	341,616
DHT Holdings Inc.	15,054	116,970
Dorian LPG Ltd. (a)	3,920	65,386
Eclipse Resources Corp. (a)	7,537	39,645
Energy Fuels, Inc. (a)	6,386	28,418
Energy XXI Ltd.	15,532	40,849
Era Group Inc. (a)	3,446	70,574
Evolution Petroleum Corp.	3,345	22,044
EXCO Resources Inc.	25,373	29,940
Exterran Holdings Inc.	11,159	364,341
FMSA Holdings Inc. (a)	10,225	83,743
Forum Energy Technologies Inc. (a)	9,576	194,201
Frontline Ltd. (a)	17,166	41,885

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
GasLog Ltd.	6,732	$134,303
Gastar Exploration Inc. (a)	11,913	36,811
Geospace Technologies Corp. (a)	2,279	52,531
Green Plains Inc.	6,131	168,909
GulfMark Offshore Inc. Class A	4,195	48,662
Halcon Resources Corp. (a)	58,704	68,097
Hallador Energy Co.	1,723	14,370
Helix Energy Solutions Group Inc. (a)	17,117	216,188
Hornbeck Offshore Services Inc. (a)	5,197	106,694
Independence Contract Drilling Inc. (a)	1,577	13,988
ION Geophysical Corp. (a)	21,636	23,151
Isramco Inc. (a)	144	19,875
Jones Energy Inc. Class A (a)	4,522	40,924
Key Energy Services Inc. (a)	21,639	38,950
Magnum Hunter Resources Corp. (a)	34,120	63,804
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	11,820	295,500
Matrix Service Co. (a)	4,498	82,223
McDermott International Inc. (a)	38,511	205,649
Natural Gas Services Group (a)	2,128	48,561
Navios Maritime Acquisition Corp.	13,865	49,775
Newpark Resources Inc. (a)	14,195	115,405
Nordic American Offshore Ltd.	3,037	24,721
Nordic American Tankers Ltd.	14,387	204,727
North Atlantic Drilling Ltd.	12,460	14,827
Northern Oil and Gas Inc. (a)	10,526	71,261
Oasis Petroleum Inc. (a)	22,370	354,564
Oil States International Inc. (a)	8,288	308,562
Pacific Ethanol Inc. (a)	4,125	42,570
Panhandle Oil & Gas Inc.	2,382	49,284
Par Petroleum Corp. (a)	2,490	46,613
Parker Drilling Co. (a)	20,082	66,672
Parsley Energy Inc. Class A (a)	13,417	233,724
PDC Energy Inc. (a)	6,465	346,783
Peabody Energy Corp.	44,396	97,227
Penn Virginia Corp. (a)	11,236	49,214
PHI Inc. (a)	2,137	64,153
Pioneer Energy Services Corp. (a)	10,798	68,459
Renewable Energy Group Inc. (a)	7,005	80,978
REX American Resources Corp. (a)	1,089	69,304
Rex Energy Corp. (a)	8,336	46,598
RigNet Inc. (a)	2,020	61,751
Ring Energy Inc. (a)	3,424	38,315
Rosetta Resources Inc. (a)	12,199	282,285
RSP Permian Inc. (a)	8,790	247,087
Sanchez Energy Corp. (a)	8,564	83,927
SandRidge Energy Inc. (a)	68,742	60,287
Scorpio Tankers Inc.	28,917	291,773
SEACOR Holdings Inc. (a)	2,941	208,635
SemGroup Corp. Class A	7,085	563,116
Seventy Seven Energy Inc. (a)	8,890	38,138
Ship Finance International Ltd.	9,483	154,763
Solazyme Inc. (a)	12,399	38,933
Stone Energy Corp. (a)	9,506	119,681
Synergy Resources Corp. (a)	16,722	191,132

30	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Teekay Tankers Ltd. Class A	13,482	$89,116
Tesco Corp.	5,761	62,795
TETRA Technologies Inc. (a)	13,135	83,801
Tidewater Inc.	7,530	171,157
TransAtlantic Petroleum Ltd. (a)	3,831	19,576
Triangle Petroleum Corp. (a)	7,670	38,503
Ultra Petroleum Corp. (a)	24,624	308,292
Unit Corp. (a)	8,047	218,235
Uranium Energy Corp. (a)	14,541	23,120
US Silica Holdings Inc.	8,613	252,878
W&T Offshore Inc.	6,085	33,346
Western Refining Inc.	11,465	500,103
Westmoreland Coal Co. (a)	2,615	54,340

		11,794,812

Financials (23.77%)
1st Source Corp.	2,552	87,074
Acadia Realty Trust	11,130	323,994
Access National Corp.	975	18,954
AG Mortgage Investment Trust Inc.	4,639	80,169
Agree Realty Corp.	2,988	87,160
Alexander & Baldwin Inc.	7,916	311,890
Alexander’s Inc.	335	137,350
Altisource Asset Management Corp. (a)	148	21,355
Altisource Portfolio Solutions SA (a)	2,287	70,417
Altisource Residential Corp.	9,217	155,306
Ambac Financial Group Inc. (a)	7,316	121,738
American Assets Trust Inc.	6,068	237,926
American Capital Mortgage Investment Corp.	8,227	131,550
American Equity Investment Life Holding Co.	12,605	340,083
American National Bankshares Inc.	1,465	34,882
American Residential Properties Inc. (a)	5,491	101,584
Ameris Bancorp	5,041	127,487
Amerisafe Inc.	3,152	148,333
Ames National Corp.	1,401	35,165
Anchor BanCorp Wisconsin Inc. (a)	1,105	41,968
Anworth Mortgage Asset Corp.	17,654	87,034
Apollo Commercial Real Estate Finance Inc.	9,431	154,951
Apollo Residential Mortgage Inc.	5,217	76,638
Ares Commercial Real Estate Corp.	4,889	55,686
Argo Group International Holdings Ltd.	4,483	249,703
Arlington Asset Investment Corp. Class A	3,748	73,311
Armada Hoffler Properties Inc.	4,424	44,196
Armour Residential REIT Inc.	57,054	160,322
Arrow Financial Corp.	1,863	50,357
Ashford Hospitality Prime Inc.	3,978	59,750
Ashford Hospitality Trust Inc.	13,001	109,988
Ashford Inc. (a)	138	12,043
Associated Estates Realty Corp.	9,415	269,551
Astoria Financial Corp.	14,763	203,582
Atlas Financial Holdings Inc. (a)	2,001	39,680

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
AV Homes Inc. (a)	1,911	$27,461
Baldwin & Lyons Inc.	1,564	36,003
Banc of California Inc.	5,667	77,921
BancFirst Corp.	1,206	78,933
Banco Latinoamericano de Comercio Exterior SA	5,067	163,056
Bancorp Inc., The (a)	5,551	51,513
BancorpSouth Inc.	15,672	403,711
Bank Mutual Corp.	7,966	61,099
Bank of Marin Bancorp	1,022	51,989
Bank of the Ozarks Inc.	12,632	577,914
BankFinancial Corp.	3,194	37,625
Banner Corp.	3,464	166,030
Bar Harbor Bankshares	722	25,580
BBCN Bancorp Inc.	12,928	191,205
BBX Capital Corp. Class A (a)	502	8,152
Bear State Financial Inc. (a)	1,716	16,027
Beneficial Bancorp Inc. (a)	13,057	163,082
Berkshire Hills Bancorp Inc.	4,702	133,913
BGC Partners Inc. Class A	29,393	257,189
Blue Hills Bancorp Inc. (a)	4,803	67,242
Bluerock Residential Growth REIT Inc.	2,647	33,511
BNC Bancorp	3,427	66,244
BofI Holding Inc. (a)	2,528	267,235
Boston Private Financial Holdings Inc.	13,612	182,537
Bridge Bancorp Inc.	1,985	52,980
Bridge Capital Holdings (a)	1,643	48,961
Brookline Bancorp Inc.	11,932	134,712
Bryn Mawr Bank Corp.	2,622	79,080
BSB Bancorp Inc. (a)	1,095	24,210
C1 Financial Inc. (a)	546	10,581
Calamos Asset Management Inc. Class A	2,906	35,598
Camden National Corp.	1,241	48,027
Campus Crest Communities Inc.	10,959	60,713
Capital Bank Financial Corp. Class A (a)	3,723	108,228
Capital City Bank Group Inc.	1,774	27,089
Capitol Federal Financial Inc.	22,807	274,596
Capstead Mortgage Corp.	15,339	170,263
Cardinal Financial Corp.	5,347	116,511
CareTrust REIT Inc.	4,735	59,992
Cascade Bancorp (a)	5,247	27,179
Cash America International Inc.	4,464	116,912
CatchMark Timber Trust Inc. Class A	5,901	68,275
Cathay General Bancorp	12,935	419,741
Cedar Realty Trust Inc.	14,263	91,283
Centerstate Banks Inc.	6,941	93,773
Central Pacific Financial Corp.	3,596	85,405
Century Bancorp Inc. Class A	624	25,372
Chambers Street Properties	38,471	305,844
Charter Financial Corp.	2,845	35,306
Chatham Lodging Trust	6,242	165,226
Chemical Financial Corp.	5,459	180,475
Chesapeake Lodging Trust	9,654	294,254
CIFC Corp.	843	6,685
Citizens & Northern Corp.	2,103	43,217

See accompanying notes to financial statements.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Citizens Inc. (a)	7,414	$55,308
City Holding Co.	2,466	121,450
Clifton Bancorp Inc.	4,406	61,640
CNB Financial Corp.	2,471	45,466
CNO Financial Group Inc.	31,862	584,668
CoBiz Financial Inc.	6,086	79,544
Cohen & Steers Inc.	3,284	111,919
Colony Capital Inc. Class A	18,166	411,460
Columbia Banking System Inc.	9,350	304,249
Community Bank System Inc.	6,607	249,546
Community Trust Bancorp Inc.	2,596	90,523
CommunityOne Bancorp (a)	1,876	20,205
ConnectOne Bancorp Inc.	4,468	96,196
Consolidated-Tomoka Land Co.	725	41,789
CorEnergy Infrastructure Trust Inc.	7,955	50,276
Coresite Realty Corp.	3,942	179,124
Cousins Properties Inc.	35,047	363,788
Cowen Group Inc. Class A (a)	18,206	116,518
Crawford & Co. Class B	4,798	40,447
CU Bancorp (a)	2,477	54,890
CubeSmart	26,912	623,282
Customers Bancorp Inc. (a)	4,314	116,003
CVB Financial Corp.	17,275	304,213
CyrusOne Inc.	8,578	252,622
CYS Investments Inc.	26,034	201,243
DCT Industrial Trust Inc.	13,993	439,940
Diamond Hill Investment Group	479	95,637
DiamondRock Hospitality Co.	32,530	416,709
Dime Community Bancshares	5,098	86,360
Donegal Group Inc.	1,325	20,180
DuPont Fabros Technology Inc.	10,245	301,715
Dynex Capital Inc.	9,301	70,874
Eagle Bancorp Inc. (a)	4,892	215,052
Easterly Government Properties Inc.	2,155	34,308
EastGroup Properties Inc.	5,191	291,890
Education Realty Trust Inc.	7,723	242,193
eHealth Inc. (a)	3,027	38,413
EMC Insurance Group Inc.	1,290	32,340
Employers Holdings Inc.	5,330	121,417
Encore Capital Group Inc. (a)	4,213	180,064
Enova International Inc. (a)	4,430	82,752
Enstar Group Ltd. (a)	1,441	223,283
Enterprise Bancorp Inc.	1,316	30,847
Enterprise Financial Services Corp.	3,382	77,008
EPR Properties	9,196	503,757
Equity One Inc.	11,556	269,717
Essent Group Ltd. (a)	8,954	244,892
EverBank Financial Corp.	15,426	303,121
Evercore Partners Inc. Class A	5,619	303,201
Excel Trust Inc.	10,339	163,046
EZCORP Inc. Class A (a)	8,723	64,812
F.N.B. Corp.	28,503	408,163
Farmers Capital Bank Corp. (a)	1,065	30,278
FBL Financial Group Inc. Class A	1,608	92,814
FCB Financial Holdings Inc. Class A (a)	4,414	140,365

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Federal Agricultural Mortgage Corp. Class C	1,813	$52,686
Federated National Holding Co.	2,311	55,926
FelCor Lodging Trust Inc.	23,225	229,463
Fidelity & Guaranty Life	1,880	44,424
Fidelity Southern Corp.	2,817	49,128
Fifth Street Asset Management Inc.	1,091	11,215
Financial Engines Inc.	8,373	355,685
Financial Institutions Inc.	2,360	58,622
First American Financial Corp.	17,496	651,026
First BanCorp (a)	17,496	84,331
First Bancorp (North Carolina)	3,299	55,027
First Bancorp Inc.	1,619	31,473
First Busey Corp.	12,384	81,363
First Business Financial Services Inc.	658	30,847
First Cash Financial Services Inc. (a)	4,555	207,662
First Citizens BancShares Inc. Class A	1,255	330,115
First Commonwealth Financial Corp.	14,772	141,663
First Community Bancshares Inc.	2,766	50,397
First Connecticut Bancorp Inc.	2,695	42,770
First Defiance Financial Corp.	1,634	61,324
First Financial Bancorp	9,764	175,166
First Financial Bankshares Inc.	10,380	359,563
First Financial Corp. Indiana	1,886	67,443
First Industrial Realty Trust Inc.	17,879	334,874
First Interstate BancSystem Inc.	3,055	84,746
First Merchants Corp.	6,135	151,535
First Midwest Bancorp Inc.	12,627	239,534
First NBC Bank Holding Co. (a)	2,561	92,196
First of Long Island Corp., The	2,026	56,161
First Potomac Realty Trust	9,953	102,516
FirstMerit Corp.	26,862	559,535
Flagstar Bancorp Inc. (a)	3,387	62,592
Flushing Financial Corp.	4,818	101,226
FNFV Group (a)	12,755	196,172
Forestar Group Inc. (a)	5,467	71,946
Fox Chase Bancorp	2,012	34,043
Franklin Financial Network Inc. (a)	794	18,214
Franklin Street Properties Corp.	14,391	162,762
FRP Holdings Inc. (a)	1,156	37,489
Fulton Financial Corp.	27,507	359,241
Gain Capital Holdings Inc.	5,031	48,096
GAMCO Investors Inc.	1,070	73,520
Geo Group Inc., The	12,027	410,842
German American Bancorp Inc.	2,229	65,644
Getty Realty Corp.	4,364	71,395
Glacier Bancorp Inc.	12,222	359,571
Gladstone Commercial Corp.	3,065	50,756
Global Indemnity PLC (a)	1,355	38,048
Government Properties Income Trust	11,303	209,671
Gramercy Property Trust Inc.	9,256	216,313
Great Ajax Corp.	464	6,580
Great Southern Bancorp Inc.	1,742	73,408
Great Western Bancorp Inc.	6,521	157,221

32	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Green Bancorp Inc. (a)	1,496	$22,979
Green Dot Corp. Class A (a)	7,355	140,628
Greenhill & Co. Inc.	4,764	196,896
Greenlight Capital Re Ltd. Class A (a)	4,795	139,870
Guaranty Bancorp	2,476	40,879
Hallmark Financial Services Inc. (a)	2,453	27,915
Hampton Roads Bankshares Inc. (a)	5,921	12,316
Hancock Holding Co.	12,580	401,428
Hanmi Financial Corp.	5,357	133,068
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,190	104,060
Hatteras Financial Corp.	15,568	253,758
HCI Group Inc.	1,462	64,635
Healthcare Realty Trust Inc.	16,210	377,045
Heartland Financial USA Inc.	2,664	99,154
Heritage Commerce Corp.	3,398	32,655
Heritage Financial Corp.	5,183	92,620
Heritage Financial Group Inc.	1,381	41,679
Heritage Insurance Holdings Inc. (a)	3,918	90,075
Heritage Oaks Bancorp	3,905	30,732
Hersha Hospitality Trust	7,956	203,992
HFF Inc. Class A	6,085	253,927
Highwoods Properties Inc.	15,232	608,518
Hilltop Holdings Inc. (a)	12,336	297,174
Hingham Institution for Savings	170	19,569
Home Bancshares Inc.	9,152	334,597
HomeStreet Inc. (a)	3,694	84,297
HomeTrust Bancshares Inc. (a)	3,533	59,213
Horace Mann Educators Corp.	6,620	240,836
Horizon Bancorp	1,597	39,861
Hudson Pacific Properties Inc.	12,194	345,944
Hudson Valley Holding Corp.	2,494	70,356
IBERIABANK Corp.	6,093	415,725
Impac Mortgage Holdings Inc. (a)	1,386	26,528
Independence Holding Co.	1,269	16,738
Independence Realty Trust Inc.	2,863	21,558
Independent Bank Corp.	4,241	198,860
Independent Bank Corp. (Michigan)	3,325	45,087
Independent Bank Group Inc.	1,571	67,396
Infinity Property & Casualty Corp.	1,846	140,001
InfraREIT Inc. (a)	3,556	100,848
Inland Real Estate Corp.	14,151	133,302
International Bancshares Corp.	8,771	235,677
INTL FCStone Inc. (a)	2,530	84,097
Invesco Mortgage Capital	20,031	286,844
Investment Technology Group Inc.	5,564	137,987
Investors Bancorp Inc.	56,463	694,495
Investors Real Estate Trust	18,886	134,846
iStar Financial Inc. (a)	13,786	183,630
James River Group Holdings Ltd.	1,861	48,144
Janus Capital Group Inc.	23,776	407,045
JG Wentworth Co. Class A (a)	2,054	18,897
Kansas City Life Insurance Co.	656	29,986
KCG Holdings Inc. Class A (a)	7,119	87,777
Kearny Financial Corp. (a)	14,764	164,766
Kemper Corp.	6,989	269,426

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kennedy-Wilson Holdings Inc.	14,916	$366,784
Kite Realty Group Trust	13,305	325,573
Ladder Capital Corp.	6,140	106,529
Ladenburg Thalmann Financial Services Inc. (a)	17,002	59,507
Lakeland Bancorp Inc.	6,534	77,689
Lakeland Financial Corp.	2,769	120,092
LaSalle Hotel Properties	18,260	647,500
LegacyTexas Financial Group Inc.	7,588	229,158
LendingTree Inc. (a)	954	74,994
Lexington Realty Trust	33,298	282,367
LTC Properties Inc.	5,749	239,158
Mack-Cali Realty Corp.	14,335	264,194
Maiden Holdings Ltd.	8,426	132,962
MainSource Financial Group Inc.	3,460	75,947
Marcus & Millichap Inc. (a)	2,195	101,277
MarketAxess Holdings Inc.	6,027	559,125
Marlin Business Services Corp.	1,319	22,265
MB Financial Inc.	12,015	413,797
MBIA Inc. (a)	24,959	150,004
Meadowbrook Insurance Group Inc.	8,401	72,249
Medical Properties Trust Inc.	33,871	444,049
Medley Management Inc. Class A	1,008	11,935
Mercantile Bank Corp.	2,846	60,933
Merchants Bancshares Inc.	933	30,854
Meridian Bancorp Inc. (a)	8,526	114,334
Meta Financial Group Inc.	1,047	44,937
Metro Bancorp Inc.	2,004	52,385
MGIC Investment Corp. (a)	54,898	624,739
MidWestOne Financial Group Inc.	1,183	38,944
Moelis & Co.	2,751	78,981
Monmouth Real Estate Investment Corp. Class A	9,430	91,660
Monogram Residential Trust Inc.	26,448	238,561
Montpelier Re Holdings Ltd.	5,833	230,404
National Bank Holdings Corp. Class A	5,731	119,377
National Bankshares Inc.	1,186	34,702
National Commerce Corp. (a)	856	22,085
National General Holdings Corp.	5,924	123,397
National Health Investors Inc.	6,061	377,600
National Interstate Corp.	1,192	32,565
National Penn Bancshares Inc.	22,085	249,119
National Storage Affiliates Trust	3,591	44,528
National Western Life Insurance Co.	376	90,048
Nationstar Mortgage Holdings Inc. (a)	6,321	106,193
Navigators Group Inc., The (a)	1,695	131,464
NBT Bancorp Inc.	7,087	185,467
Nelnet Inc. Class A	3,789	164,102
New Residential Investment Corp.	32,230	491,185
New Senior Investment Group Inc.	10,461	139,864
New York Mortgage Trust Inc.	17,847	133,496
New York REIT Inc.	26,391	262,590
NewBridge Bancorp	5,706	50,955
NewStar Financial Inc. (a)	4,148	45,628
NexPoint Residential Trust Inc.	2,909	39,068
NMI Holdings Inc. Class A (a)	8,657	69,429

See accompanying notes to financial statements.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Northfield Bancorp Inc.	7,934	$119,407
Northwest Bancshares Inc.	15,241	195,390
OceanFirst Financial Corp.	2,352	43,865
Ocwen Financial Corp. (a)	17,237	175,817
OFG Bancorp	7,286	77,742
Old National Bancorp	19,008	274,856
Old Second Bancorp Inc. (a)	3,218	21,239
OM Asset Management PLC	4,097	72,886
On Deck Capital Inc. (a)	1,912	22,141
One Liberty Properties Inc.	2,051	43,645
OneBeacon Insurance Group Ltd. Class A	3,803	55,182
Oppenheimer Holdings Inc. Class A	1,622	42,626
Opus Bank	1,582	57,237
Orchid Island Capital Inc.	2,784	31,209
Oritani Financial Corp.	7,161	114,934
Pacific Continental Corp.	3,093	41,848
Pacific Premier Bancorp Inc. (a)	3,400	57,664
Palmetto Bancshares Inc.	810	16,014
Park National Corp.	2,073	181,118
Park Sterling Corp.	7,711	55,519
Parkway Properties Inc.	13,376	233,277
Patriot National Inc. (a)	1,499	23,984
Peapack-Gladstone Financial Corp.	2,418	53,728
Pebblebrook Hotel Trust	11,619	498,223
Penns Woods Bancorp Inc.	803	35,404
Pennsylvania Real Estate Investment Trust	11,192	238,837
PennyMac Financial Services Inc. Class A (a)	2,351	42,600
PennyMac Mortgage Investment Trust	12,042	209,892
Peoples Bancorp Inc.	2,479	57,860
Peoples Financial Services Corp.	1,269	50,265
PHH Corp. (a)	8,046	209,437
Physicians Realty Trust	11,455	175,949
PICO Holdings Inc. (a)	3,845	56,598
Pinnacle Financial Partners Inc.	5,821	316,488
Piper Jaffray Companies Inc. (a)	2,599	113,420
Potlatch Corp.	6,541	231,028
PRA Group Inc. (a)	7,807	486,454
Preferred Apartment Communities Inc. Class A	3,167	31,512
Preferred Bank	1,949	58,567
Primerica Inc.	8,298	379,136
PrivateBancorp Inc.	12,660	504,121
Prosperity Bancshares Inc.	11,320	653,617
Provident Financial Services Inc.	10,131	192,388
PS Business Parks Inc.	3,139	226,479
Pzena Investment Management Inc. Class A	1,958	21,636
QCR Holdings Inc.	1,720	37,427
QTS Realty Trust Inc. Class A	3,812	138,947
Radian Group Inc.	30,957	580,753
RAIT Financial Trust	13,513	82,564
Ramco-Gershenson Properties Trust	13,012	212,356
RCS Capital Corp. Class A	7,732	59,227
RE/MAX Holdings Inc. Class A	1,802	63,989

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Redwood Trust Inc.	13,616	$213,771
Regional Management Corp. (a)	1,843	32,916
Renasant Corp.	5,102	166,325
Republic Bancorp Inc. Class A	1,659	42,636
Resource America Inc. Class A	2,406	20,234
Resource Capital Corp.	21,900	84,753
Retail Opportunity Investments Corp.	15,262	238,392
Rexford Industrial Realty Inc.	9,096	132,620
RLI Corp.	6,972	358,291
RLJ Lodging Trust	21,369	636,369
Rouse Properties Inc.	6,182	101,076
Ryman Hospitality Properties Inc.	7,038	373,788
S&T Bancorp Inc.	5,422	160,437
Sabra Health Care REIT Inc.	9,566	246,229
Safeguard Scientifics Inc. (a)	3,529	68,674
Safety Insurance Group Inc.	2,191	126,443
Sandy Spring Bancorp Inc.	4,184	117,068
Saul Centers Inc.	1,647	81,016
Seacoast Banking Corporation of Florida (a)	3,250	51,350
Select Income REIT	9,773	201,715
Selective Insurance Group Inc.	9,193	257,864
ServisFirst Bancshares Inc.	3,382	127,062
Sierra Bancorp	2,017	34,914
Silver Bay Realty Trust Corp.	6,120	99,695
Simmons First National Corp.	4,679	218,416
South State Corp.	3,926	298,337
Southside Bancshares Inc.	4,249	124,198
Southwest Bancorp Inc.	3,435	63,925
Sovran Self Storage Inc.	5,750	499,732
Square 1 Financial Inc. Class A (a)	2,660	72,751
St. Joe Co., The (a)	6,564	101,939
STAG Industrial Inc.	10,351	207,020
Starwood Waypoint Residential Trust	6,168	146,552
State Auto Financial Corp.	2,602	62,318
State Bank Financial Corp.	5,892	127,856
State National Companies Inc.	4,482	48,540
Sterling Bancorp	14,839	218,133
Stewart Information Services Corp.	3,643	144,991
Stifel Financial Corp. (a)	10,957	632,657
Stock Yards Bancorp Inc.	2,511	94,891
Stonegate Bank	1,675	49,697
Stonegate Mortgage Corp. (a)	2,436	24,531
Store Capital Corp.	5,399	108,520
Strategic Hotels & Resorts Inc. (a)	44,575	540,249
Suffolk Bancorp	1,941	49,806
Summit Hotel Properties Inc.	14,305	186,108
Sun Bancorp Inc. (a)	1,436	27,643
Sun Communities Inc.	7,532	465,704
Sunstone Hotel Investors Inc.	33,794	507,248
Susquehanna Bancshares Inc.	29,714	419,562
Symetra Financial Corp.	12,128	293,134
Talmer Bancorp Inc. Class A	8,622	144,418
Tejon Ranch Co. (a)	2,278	58,567
Terreno Realty Corp.	7,007	138,038
Territorial Bancorp Inc.	1,448	35,128

34	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Texas Capital Bancshares Inc. (a)	7,409	$461,136
Third Point Reinsurance Ltd. (a)	13,398	197,620
Tiptree Financial Inc. Class A	3,911	28,355
Tompkins Financial Corp.	2,499	134,246
TowneBank	7,349	119,715
Trade Street Residential Inc.	3,081	20,519
Trico Bancshares	3,862	92,881
Tristate Capital Holdings Inc. (a)	3,684	47,634
Triumph Bancorp Inc. (a)	2,198	28,904
Trustco Bank Corp. NY	15,982	112,354
Trustmark Corp.	10,909	272,507
UMB Financial Corp.	6,373	363,388
UMH Properties Inc.	3,315	32,487
Umpqua Holdings Corp.	35,343	635,821
Union Bankshares Corp.	7,281	169,210
United Bankshares Inc.	11,221	451,421
United Community Banks Inc.	8,097	168,984
United Community Financial Corp.	8,355	44,699
United Development Funding IV	4,677	81,754
United Financial Bancorp Inc.	8,238	110,801
United Fire Group Inc.	3,421	112,072
United Insurance Holdings Corp.	2,848	44,258
Universal Health Realty Income Trust	2,044	94,964
Universal Insurance Holdings Inc.	5,294	128,115
Univest Corp. of Pennsylvania	2,740	55,786
Urban Edge Properties	9,588	199,335
Urstadt Biddle Properties Inc.	4,421	82,584
Valley National Bancorp	37,902	390,770
Virtu Financial Inc. Class A (a)	2,937	68,961
Virtus Investment Partners Inc.	1,105	146,136
Walker & Dunlop Inc. (a)	4,252	113,698
Walter Investment Management Corp. (a)	6,118	139,919
Washington Federal Inc.	15,297	357,185
Washington Real Estate Investment Trust	10,983	285,009
Washington Trust Bancorp Inc.	2,510	99,095
Waterstone Financial Inc.	5,081	67,069
Webster Financial Corp.	14,723	582,295
WesBanco Inc.	6,000	204,120
West Bancorporation	2,667	52,913
Westamerica Bancorporation	4,110	208,172
Western Alliance Bancorp (a)	12,732	429,832
Western Asset Mortgage Capital Corp.	6,956	102,740
Westwood Holdings Group Inc.	1,246	74,224
Whitestone REIT	3,780	49,216
Wilshire Bancorp Inc.	11,976	151,257
Wintrust Financial Corp.	7,677	409,798
WisdomTree Investments Inc.	18,228	400,378
World Acceptance Corp. (a)	1,230	75,657
WSFS Financial Corp.	4,494	122,911
Xenia Hotels & Resorts Inc.	17,873	388,559
Yadkin Financial Corp. (a)	3,907	81,852

		73,852,670

	Shares	Value
Common Stocks (Cont.)
Health Care (15.75%)
AAC Holdings Inc. (a)	1,276	$55,575
Abaxis Inc.	3,649	187,851
Abeona Therapeutics Inc. (a)	1,604	8,116
Abiomed Inc. (a)	6,728	442,231
ACADIA Pharmaceuticals Inc. (a)	12,860	538,577
Accelerate Diagnostics Inc. (a)	3,509	90,567
Acceleron Pharma Inc. (a)	3,491	110,455
Accuray Inc. (a)	12,960	87,350
Aceto Corp.	4,888	120,391
Achillion Pharmaceuticals Inc. (a)	19,367	171,592
Acorda Therapeutics Inc. (a)	7,034	234,443
Adamas Pharmaceuticals Inc. (a)	1,620	42,476
Addus HomeCare Corp. (a)	1,101	30,674
Adeptus Health Inc. Class A (a)	952	90,430
Aduro Biotech Inc. (a)	1,346	40,824
Advaxis Inc. (a)	4,888	99,373
Aegerion Pharmaceuticals Inc. (a)	4,080	77,398
Aerie Pharmaceuticals Inc. (a)	3,303	58,298
Affimed Therapeutics B.V. (a)	2,417	32,557
Affymetrix Inc. (a)	12,913	141,010
Agenus Inc. (a)	12,282	105,994
Agile Therapeutics Inc. (a)	1,598	13,727
Air Methods Corp. (a)	6,340	262,096
Akebia Therapeutics Inc. (a)	3,782	38,917
Albany Molecular Research Inc. (a)	4,002	80,920
Alder Biopharmaceuticals Inc. (a)	3,321	175,913
Alimera Sciences Inc. (a)	4,523	20,851
Alliance HealthCare Services Inc. (a)	847	15,830
Almost Family Inc. (a)	1,180	47,094
AMAG Pharmaceuticals Inc. (a)	3,747	258,768
Amedisys Inc. (a)	4,617	183,433
Amicus Therapeutics Inc. (a)	15,525	219,679
AMN Healthcare Services Inc. (a)	7,842	247,729
Amphastar Pharmaceuticals Inc. (a)	5,051	88,797
Amsurg Corp. (a)	7,795	545,260
Anacor Pharmaceuticals Inc. (a)	6,611	511,890
Analogic Corp.	2,014	158,905
Angiodynamics Inc. (a)	4,184	68,618
ANI Pharmaceuticals Inc. (a)	1,153	71,544
Anika Therapeutics Inc. (a)	2,451	80,957
Antares Pharma Inc. (a)	24,704	51,384
Anthera Pharmaceuticals Inc. (a)	5,745	49,522
Applied Genetic Technologies Corp. (a)	944	14,481
Aratana Therapeutics Inc. (a)	4,820	72,878
Ardelyx Inc. (a)	1,911	30,519
Arena Pharmaceuticals Inc. (a)	39,135	181,586
ARIAD Pharmaceuticals Inc. (a)	27,081	223,960
Array Biopharma Inc. (a)	22,827	164,583
Arrowhead Research Corp. (a)	9,222	65,937
Assembly Biosciences Inc. (a)	2,238	43,104
Atara Biotherapeutics Inc. (a)	2,329	122,878
AtriCure Inc. (a)	4,638	114,280
Atrion Corp.	233	91,408
aTyr Pharma Inc. (a)	962	17,816
Avalanche Biotechnologies Inc. (a)	3,138	50,961

See accompanying notes to financial statements.	35

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Bellicum Pharmaceutical Inc. (a)	1,382	$29,395
BioCryst Pharmaceuticals Inc. (a)	11,761	175,592
BioDelivery Sciences International Inc. (a)	7,148	56,898
Bio-Reference Laboratories Inc. (a)	3,986	164,422
BioScrip Inc. (a)	11,491	41,712
BioScrip Inc. Rights (a) (b)	33	0
BioSpecifics Technologies Corp. (a)	611	31,528
BioTelemetry Inc. (a)	4,494	42,378
BioTime Inc. (a)	8,910	32,343
Blueprint Medicines Corp. (a)	1,506	39,894
Calithera Biosciences Inc. (a)	1,332	9,510
Cambrex Corp. (a)	5,072	222,864
Cantel Medical Corp.	5,580	299,479
Capital Senior Living Corp. (a)	4,973	121,838
Cara Therapeutics Inc. (a)	2,603	31,626
Carbylan Therapeutics Inc. (a)	1,920	13,728
Cardiovascular Systems Inc. (a)	5,086	134,525
Castlight Health Inc. Class B (a)	5,333	43,411
Catalent Inc. (a)	13,472	395,134
Catalyst Pharmaceuticals Inc. (a)	11,976	49,461
Celldex Therapeutics Inc. (a)	15,905	401,124
Cellular Biomedicine Group Inc. (a)	1,576	59,116
Cempra Inc. (a)	5,065	174,033
Cepheid Inc. (a)	11,597	709,157
Cerus Corp. (a)	15,870	82,365
Chemed Corp.	2,763	362,229
ChemoCentryx Inc. (a)	4,531	37,290
Chimerix Inc. (a)	6,659	307,646
Cidara Therapeutics Inc. (a)	741	10,389
Civitas Solutions Inc. (a)	2,036	43,428
Clovis Oncology Inc. (a)	4,018	353,102
Coherus Biosciences Inc. (a)	3,785	109,386
Collegium Pharmaceutical Inc. (a)	1,042	18,589
Computer Programs & Systems Inc.	1,814	96,904
Concert Pharmaceuticals Inc. (a)	2,423	36,078
Conmed Corp.	4,465	260,176
Connecture Inc. (a)	996	10,518
Corcept Therapeutics Inc. (a)	8,808	52,936
Corindus Vascular Robotics Inc. (a)	3,237	11,362
Corium International Inc. (a)	1,318	18,043
CorMedix Inc. (a)	4,994	19,377
Corvel Corp. (a)	1,433	45,885
Cross Country Healthcare Inc. (a)	5,341	67,724
CryoLife Inc.	4,728	53,332
CTI BioPharma Corp. (a)	25,099	48,943
Curis Inc. (a)	17,654	58,435
Cutera Inc. (a)	2,200	34,056
Cyberonics Inc. (a)	4,229	251,456
Cynosure Inc. Class A (a)	3,625	139,852
Cytokinetics Inc. (a)	5,883	39,534
CytRx Corp. (a)	9,644	35,876
DepoMed Inc. (a)	9,851	211,402
Dermira Inc. (a)	1,989	34,907
Dicerna Pharmaceuticals Inc. (a)	2,401	33,494
Diplomat Pharmacy Inc. (a)	5,820	260,445

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Durect Corp. (a)	17,829	$42,611
Dyax Corp. (a)	23,518	623,227
Dynavax Technologies Corp. (a)	4,818	112,862
Eagle Pharmaceuticals Inc. (a)	1,386	112,072
Emergent Biosolutions Inc. (a)	4,986	164,289
Enanta Pharmaceuticals Inc. (a)	2,573	115,759
Endocyte Inc. (a)	6,481	33,636
Endologix Inc. (a)	10,925	167,590
Ensign Group Inc., The	4,086	208,631
Entellus Medical Inc. (a)	919	23,775
Epizyme Inc. (a)	4,657	111,768
Esperion Therapeutics Inc. (a)	2,122	173,495
Exact Sciences Corp. (a)	14,351	426,799
Exactech Inc. (a)	1,714	35,703
ExamWorks Group Inc. (a)	6,662	260,484
Exelixis Inc. (a)	32,801	123,332
Fibrocell Science Inc. (a)	3,812	20,089
FibroGen Inc. (a)	7,700	180,950
Five Prime Therapeutics Inc. (a)	3,444	85,549
Five Star Quality Care Inc. (a)	6,908	33,158
Flex Pharma Inc. (a)	846	14,551
Flexion Therapeutics Inc. (a)	2,213	48,443
Fluidigm Corp. (a)	4,743	114,781
Foamix Pharmaceuticals Ltd. (a)	3,573	36,623
Foundation Medicine Inc. (a)	1,945	65,819
Furiex Pharmaceuticals Inc. Contingent Value Rights (a) (b)	1,244	12,154
Galena Biopharma Inc. (a)	24,456	41,575
Genesis Healthcare Inc. (a)	5,731	37,825
GenMark Diagnostics Inc. (a)	7,031	63,701
Genocea Biosciences Inc. (a)	2,915	40,023
Genomic Health Inc. (a)	2,856	79,368
Geron Corp. (a)	26,570	113,720
Globus Medical Inc. Class A (a)	11,151	286,246
Greatbatch Inc. (a)	4,207	226,841
Haemonetics Corp. (a)	8,393	347,134
Halozyme Therapeutics Inc. (a)	17,135	386,908
Halyard Health Inc. (a)	7,491	303,386
Hanger Inc. (a)	5,740	134,546
Harvard Bioscience Inc. (a)	4,551	25,941
HealthEquity Inc. (a)	5,817	186,435
Healthsouth Corp.	14,754	679,569
HealthStream Inc. (a)	4,032	122,653
Healthways Inc. (a)	5,372	64,357
HeartWare International Inc. (a)	2,800	203,532
Heron Therapeutics Inc. (a)	3,920	122,147
Heska Corp. (a)	889	26,394
HMS Holdings Corp. (a)	14,355	246,475
ICU Medical Inc. (a)	2,262	216,383
Idera Pharmaceuticals Inc. (a)	14,292	53,023
IGI Laboratories Inc. (a)	5,509	34,707
Ignyta Inc. (a)	2,920	44,063
Immune Design Corp. (a)	1,800	37,170
ImmunoGen Inc. (a)	13,913	200,069
Immunomedics Inc. (a)	13,977	56,747
Impax Laboratories Inc. (a)	11,578	531,662

36	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Imprivata Inc. (a)	1,058	$17,309
INC Research Holdings Inc. Class A (a)	2,086	83,690
Infinity Pharmaceuticals Inc. (a)	8,153	89,275
Inogen Inc. (a)	2,533	112,972
Inovio Pharmaceuticals Inc. (a)	11,536	94,134
Insmed Inc. (a)	9,928	242,442
Insulet Corp. (a)	9,178	284,380
Insys Therapeutics Inc. (a)	3,805	136,676
Integra LifeSciences Holdings Corp. (a)	4,153	279,788
Intersect ENT Inc. (a)	2,240	64,131
Intra-Cellular Therapies Inc. (a)	3,316	105,946
Invacare Corp.	5,436	117,581
Invitae Corp. (a)	1,176	17,499
InVivo Therapeutics Holdings Corp. (a)	4,194	67,733
IPC Healthcare Inc. (a)	2,813	155,812
Ironwood Pharmaceuticals Inc. (a)	20,202	243,636
K2M Group Holdings Inc. (a)	2,796	67,160
Karyopharm Therapeutics Inc. (a)	3,703	100,759
Keryx Biopharmaceuticals Inc. (a)	17,173	171,387
Kindred Healthcare Inc.	13,173	267,280
Kite Pharma Inc. (a)	4,649	283,450
KYTHERA Biopharmaceuticals Inc. (a)	4,155	312,913
La Jolla Pharmaceutical Co. (a)	1,834	44,951
Landauer Inc.	1,635	58,271
Lannett Company Inc. (a)	4,343	258,148
LDR Holding Corp. (a)	3,749	162,144
LeMaitre Vascular Inc.	1,651	19,911
Lexicon Pharmaceuticals Inc. (a)	6,025	48,501
LHC Group Inc. (a)	2,100	80,325
Ligand Pharmaceuticals Inc. Class B (a)	2,836	286,152
Lion Biotechnologies Inc. (a)	7,189	65,923
Loxo Oncology Inc. (a)	1,211	21,834
Luminex Corp. (a)	6,450	111,327
MacroGenics Inc. (a)	4,527	171,890
Magellan Health Inc. (a)	4,411	309,079
MannKind Corp. (a)	38,772	220,613
Masimo Corp. (a)	7,105	275,248
MedAssets Inc. (a)	9,819	216,607
Medgenics Inc. (a)	2,536	15,546
Medicines Co., The (a)	10,703	306,213
Medidata Solutions Inc. (a)	8,927	484,915
Merge Healthcare Inc. (a)	12,151	58,325
Meridian Bioscience Inc.	7,019	130,834
Merit Medical Systems Inc. (a)	7,242	155,993
Merrimack Pharmaceuticals Inc. (a)	17,717	219,071
MiMedx Group Inc. (a)	17,499	202,813
Mirati Therapeutics Inc. (a)	1,403	44,152
Molina Healthcare Inc. (a)	5,689	399,937
Momenta Pharmaceuticals Inc. (a)	9,834	224,314
Myriad Genetics Inc. (a)	11,117	377,867
NanoString Technologies Inc. (a)	1,716	26,461
National Healthcare Corp.	1,629	105,869
National Research Corp. Class A	1,572	22,338
National Research Corp. Class B	241	8,143
Natus Medical Inc. (a)	5,424	230,845

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Navidea Biopharmaceuticals Inc. (a)	25,999	$41,858
Nektar Therapeutics (a)	21,470	268,590
Neogen Corp. (a)	5,981	283,739
NeoGenomics Inc. (a)	8,244	44,600
Neurocrine Biosciences Inc. (a)	13,792	658,706
Nevro Corp. (a)	2,442	131,258
NewLink Genetics Corp. (a)	3,360	148,747
Nobilis Health Corp. (a)	4,761	32,375
Northwest Biotherapeutics Inc. (a)	7,206	71,556
Novavax Inc. (a)	43,286	482,206
NuVasive Inc. (a)	7,858	372,312
NxStage Medical Inc. (a)	10,431	149,007
Ocata Therapeutics Inc. (a)	5,494	28,953
Ocular Therapeutix Inc. (a)	2,079	43,721
Omeros Corp. (a)	6,327	113,823
Omnicell Inc. (a)	5,854	220,754
OncoMed Pharmaceuticals Inc. (a)	2,707	60,908
Oncothyreon Inc. (a)	14,955	55,932
Ophthotech Corp. (a)	3,811	198,401
OraSure Technologies Inc. (a)	9,465	51,016
Orexigen Therapeutics Inc. (a)	16,628	82,309
Organovo Holdings Inc. (a)	10,802	40,724
Orthofix International NV (a)	3,135	103,831
Osiris Therapeutics Inc. (a)	3,276	63,751
Otonomy Inc. (a)	2,367	54,417
OvaScience Inc. (a)	3,791	109,674
Owens & Minor Inc.	10,230	347,820
Oxford Immunotec Global PLC (a)	2,702	37,423
Pacific Biosciences of California Inc. (a)	10,074	58,026
Pacira Pharmaceuticals Inc. (a)	5,880	415,834
Paratek Pharmaceuticals Inc.	1,920	49,478
Parexel International Corp. (a)	8,919	573,581
PDL BioPharma Inc.	26,602	171,051
Peregrine Pharmaceuticals Inc. (a)	32,051	41,987
Pernix Therapeutics Holdings Inc. (a)	5,528	32,726
Pfenex Inc. (a)	2,597	50,382
PharMerica Corp. (a)	4,918	163,769
Phibro Animal Health Corp. Class A	2,808	109,344
Portola Pharmaceuticals Inc. (a)	7,463	339,940
Pozen Inc. (a)	4,658	48,024
PRA Health Sciences Inc. (a)	3,294	119,671
Press Ganey Holdings Inc. (a)	1,647	47,219
Prestige Brands Holdings Inc. (a)	8,452	390,820
Progenics Pharmaceuticals Inc. (a)	11,818	88,162
Proteon Therapeutics Inc. (a)	1,156	20,646
Prothena Corp. PLC (a)	5,146	271,040
Providence Service Corp. (a)	2,193	97,106
PTC Therapeutics Inc. (a)	5,458	262,694
Quality Systems Inc.	8,047	133,339
Quidel Corp. (a)	4,815	110,504
Radius Health Inc. (a)	4,715	319,206
RadNet Inc. (a)	5,609	37,524
Raptor Pharmaceutical Corp. (a)	13,004	205,333
Regulus Therapeutics Inc. (a)	4,535	49,704
Relypsa Inc. (a)	5,251	173,756

See accompanying notes to financial statements.	37

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Repligen Corp. (a)	5,418	$223,601
Retrophin Inc. (a)	5,640	186,966
Revance Therapeutics Inc. (a)	2,504	80,078
Rigel Pharmaceuticals Inc. (a)	14,722	47,258
Rockwell Medical Inc. (a)	7,927	127,783
RTI Surgical Inc. (a)	9,588	61,938
Sage Therapeutics Inc. (a)	2,221	162,133
Sagent Pharmaceuticals Inc. (a)	3,705	90,069
Sangamo BioSciences Inc. (a)	11,516	127,712
Sarepta Therapeutics Inc. (a)	6,832	207,898
SciClone Pharmaceuticals Inc. (a)	8,124	79,778
Second Sight Medical Products Inc (a)	1,889	25,709
Select Medical Holdings Corp.	16,841	272,824
Sequenom Inc. (a)	19,907	60,517
Sientra Inc. (a)	1,039	26,214
Sorrento Therapeutics Inc. (a)	4,558	80,312
Spark Therapeutics Inc. (a)	1,348	81,244
Spectranetics Corp., The (a)	7,052	162,267
Spectrum Pharmaceuticals Inc. (a)	11,137	76,177
STAAR Surgical Co. (a)	6,555	63,321
Stemline Therapeutics Inc. (a)	2,480	29,190
STERIS Corp.	9,672	623,264
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	65,819
Supernus Pharmaceuticals Inc. (a)	5,368	91,149
Surgical Care Affiliates Inc. (a)	3,435	131,835
SurModics Inc. (a)	2,214	51,852
Synergy Pharmaceuticals Inc. (a)	16,312	135,390
Synta Pharmaceuticals Corp. (a)	12,575	28,042
T2 Biosystems Inc. (a)	1,059	17,188
Tandem Diabetes Care Inc. (a)	2,771	30,038
Team Health Holdings Inc. (a)	11,625	759,461
Tesaro Inc. (a)	3,596	211,409
Tetraphase Pharmaceuticals Inc. (a)	5,829	276,528
TG Therapeutics Inc. (a)	5,693	94,447
TherapeuticsMD Inc. (a)	19,932	156,666
Theravance Biopharma Inc. (a)	4,005	52,145
Theravance Inc.	13,966	252,366
Thoratec Corp. (a)	8,775	391,102
Threshold Pharmaceuticals Inc. (a)	9,681	39,111
Tobira Therapeutics Inc. (a)	290	5,002
Tokai Pharmaceuticals Inc. (a)	924	12,289
Tornier NV (a)	5,981	149,465
TransEnterix Inc. (a)	4,904	14,712
Trevena Inc. (a)	3,786	23,700
Triple-S Management Corp. Class B (a)	3,930	100,844
Trovagene Inc. (a)	3,912	39,707
Trupanion Inc. (a)	1,340	11,042
U.S. Physical Therapy Inc.	2,091	114,503
Ultragenyx Pharmaceutical Inc. (a)	5,782	592,019
Unilife Corp. (a)	20,835	44,795
Universal American Corp. (a)	7,111	71,963
Utah Medical Products Inc.	646	38,521
Vanda Pharmaceuticals Inc. (a)	6,683	84,807
Vascular Solutions Inc. (a)	2,893	100,445
Veracyte Inc. (a)	2,099	23,383

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Verastem Inc. (a)	4,653	$35,084
Versartis Inc. (a)	3,577	54,442
Vitae Pharmaceuticals Inc. (a)	2,108	30,355
Vital Therapies Inc. (a)	2,670	56,337
VIVUS Inc. (a)	15,735	37,135
Vocera Communications Inc. (a)	3,929	44,987
WellCare Health Plans Inc. (a)	7,108	602,972
West Pharmaceutical Services Inc.	11,632	675,587
Wright Medical Group Inc. (a)	8,433	221,451
XBiotech Inc. (a)	634	11,463
Xencor Inc. (a)	4,558	100,139
Xenoport Inc. (a)	9,833	60,276
XOMA Corp. (a)	15,224	59,069
Zafgen Inc. (a)	2,643	91,527
Zeltiq Aesthetics Inc. (a)	4,944	145,700
ZIOPHARM Oncology Inc. (a)	18,484	221,808
Zogenix Inc. (a)	21,289	35,766
ZS Pharma Inc. (a)	2,923	153,136

		48,942,506

Industrials (12.62%)
Aaon Inc.	6,623	149,148
AAR Corp.	5,730	182,615
ABM Industries Inc.	9,049	297,441
Acacia Research Corp.	8,391	73,589
Acco Brands Corp. (a)	17,882	138,943
Accuride Corp. (a)	6,594	25,387
Actuant Corp. Class A	9,623	222,195
Advanced Drainage Systems Inc.	5,397	158,294
Advisory Board Co., The (a)	6,876	375,911
Aegion Corp. (a)	5,942	112,541
Aerojet Rocketdyne Holdings Inc. (a)	10,081	207,769
Aerovironment Inc. (a)	3,235	84,369
Air Transport Services Group Inc. (a)	8,905	93,413
Aircastle Ltd.	10,086	228,650
Alamo Group Inc.	1,531	83,654
Albany International Corp. Class A	4,558	181,408
Allegiant Travel Co.	2,166	385,288
Allied Motion Technologies Inc.	969	21,764
Altra Industrial Motion Corp.	4,259	115,760
Ameresco Inc. Class A (a)	3,363	25,727
American Railcar Industries Inc.	1,520	73,933
American Science & Engineering Inc.	1,214	53,185
American Woodmark Corp. (a)	2,079	114,033
Apogee Enterprises Inc.	4,716	248,250
Applied Industrial Technologies Inc.	6,467	256,417
ARC Document Solutions Inc. (a)	7,090	53,955
ArcBest Corp.	4,345	138,171
Argan Inc.	2,123	85,621
Astec Industries Inc.	3,043	127,258
Astronics Corp. (a)	3,098	219,617
Atlas Air Worldwide Holdings Inc. (a)	4,040	222,038
AZZ Inc.	4,157	215,333
Barnes Group Inc.	8,839	344,633
Barrett Business Services Inc.	1,197	43,475

38	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Beacon Roofing Supply Inc. (a)	8,030	$266,757
Blount International Inc. (a)	7,913	86,410
Brady Corp.	7,693	190,325
Briggs & Stratton Corp.	7,204	138,749
Brink’s Co., The	7,859	231,290
Builders FirstSource Inc. (a)	7,660	98,354
CAI International Inc. (a)	2,816	57,981
Casella Waste Systems Inc. Class A (a)	6,749	37,862
CBIZ Inc. (a)	7,320	70,565
CDI Corp.	2,355	30,615
CEB Inc.	5,427	472,475
CECO Environmental Corp.	3,576	40,516
Celadon Group Inc.	4,345	89,855
Chart Industries Inc. (a)	4,922	175,962
CIRCOR International Inc.	2,763	150,666
Civeo Corp.	15,434	47,382
Clarcor Inc.	8,078	502,775
Columbus McKinnon Corp.	3,390	84,750
Comfort Systems USA Inc.	6,070	139,306
Commercial Vehicle Group Inc. (a)	4,569	32,942
Continental Building Products Inc. (a)	5,061	107,243
Con-way Inc.	9,227	354,040
Covenant Transport Group Inc. Class A (a)	1,851	46,386
CRA International Inc. (a)	1,657	46,181
Cubic Corp.	3,475	165,340
Curtiss-Wright Corp.	7,668	555,470
Deluxe Corp.	8,065	500,030
DigitalGlobe Inc. (a)	11,714	325,532
Douglas Dynamics Inc.	3,784	81,280
Ducommun Inc. (a)	1,875	48,131
DXP Enterprises Inc. (a)	2,035	94,628
Dycom Industries Inc. (a)	5,510	324,264
Eagle Bulk Shipping Inc. (a)	3,184	22,192
Echo Global Logistics Inc. (a)	4,831	157,780
EMCOR Group Inc.	10,140	484,388
Encore Wire Corp.	3,345	148,150
EnerSys	7,164	503,558
Engility Holdings Inc.	2,986	75,128
Ennis Inc.	4,401	81,815
Enphase Energy Inc. (a)	4,382	33,347
EnPro Industries Inc.	3,685	210,856
ESCO Technologies Inc.	4,209	157,459
Essendant Inc.	6,190	242,958
Esterline Technologies Corp. (a)	5,014	478,035
ExOne Co., The (a)	1,722	19,114
Exponent Inc.	4,236	189,688
Federal Signal Corp.	10,144	151,247
Forward Air Corp.	4,989	260,725
Franklin Covey Co. (a)	1,870	37,942
Franklin Electric Co. Inc.	7,648	247,260
Freightcar America Inc.	2,061	43,034
FTI Consulting Inc. (a)	6,746	278,205
FuelCell Energy Inc. (a)	39,909	38,987
Furmanite Corp. (a)	6,590	53,511
G&K Services Inc. Class A	3,223	222,838

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Generac Holdings Inc. (a)	11,168	$443,928
General Cable Corp.	7,888	155,630
Gibraltar Industries Inc. (a)	5,070	103,276
Global Brass & Copper Holdings Inc.	3,669	62,410
Golden Ocean Group Ltd.	11,747	45,226
Gorman-Rupp Co., The	3,223	90,502
GP Strategies Corp. (a)	2,239	74,424
GrafTech International Ltd. (a)	20,067	99,532
Graham Corp.	1,712	35,079
Granite Construction Inc.	6,361	225,879
Great Lakes Dredge & Dock Co. (a)	10,129	60,369
Greenbrier Companies Inc., The	4,272	200,143
Griffon Corp.	5,603	89,200
H&E Equipment Services Inc.	5,267	105,182
Harsco Corp.	12,901	212,866
Hawaiian Holdings Inc. (a)	7,649	181,664
HC2 Holdings Inc. (a)	3,049	27,289
Healthcare Services Group Inc.	11,513	380,505
Heartland Express Inc.	8,141	164,692
HEICO Corp.	3,478	202,767
HEICO Corp. Class A	5,958	302,488
Heidrick & Struggles International Inc.	3,066	79,961
Heritage-Crystal Clean Inc. (a)	1,816	26,695
Herman Miller Inc.	9,621	278,336
Hill International Inc. (a)	5,362	28,204
Hillenbrand Inc.	10,153	311,697
HNI Corp.	7,189	367,717
Hub Group Inc. (a)	5,815	234,577
Hurco Companies Inc.	1,117	38,671
Huron Consulting Group Inc. (a)	3,753	263,048
Hyster-Yale Materials Handling Inc.	1,530	105,998
ICF International Inc. (a)	3,205	111,726
Innerworkings Inc. (a)	5,930	39,553
Insperity Inc.	3,139	159,775
Insteel Industries Inc.	3,005	56,194
Interface Inc.	10,664	267,133
John Bean Technologies Corp.	4,714	177,199
Kadant Inc.	1,775	83,780
Kaman Corp.	4,347	182,313
Kelly Services Inc. Class A	4,643	71,270
Keyw Holding Corp., The (a)	5,583	52,034
Kforce Inc.	4,231	96,763
Kimball International Inc. Class B	5,862	71,282
KLX Inc. (a)	8,455	373,119
Knight Transportation Inc.	10,126	270,769
Knoll Inc.	7,891	197,512
Korn/Ferry International	8,148	283,306
Kratos Defense & Security Solutions Inc. (a)	7,417	46,727
L.B. Foster Co. Class A	1,756	60,775
Lawson Products Inc. (a)	792	18,596
Lindsay Corp.	1,905	167,469
LSI Industries Inc.	3,588	33,512
Lydall Inc. (a)	2,886	85,310
Marten Transport Ltd.	3,945	85,607
Masonite International Corp. (a)	4,880	342,137

See accompanying notes to financial statements.	39

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
MasTec Inc. (a)	10,795	$214,497
Matson Inc.	7,022	295,205
Matthews International Corp. Class A	5,282	280,685
McGrath Rentcorp	4,348	132,310
Meritor Inc. (a)	15,806	207,375
Miller Industries Inc.	1,840	36,708
Mistras Group Inc. (a)	2,853	54,150
Mobile Mini Inc.	7,390	310,676
Moog Inc. Class A (a)	6,244	441,326
MRC Global Inc. (a)	16,528	255,192
MSA Safety Inc.	4,739	229,889
Mueller Industries Inc.	9,210	319,771
Mueller Water Products Inc.	26,012	236,709
Multi-Color Corp.	2,093	133,701
MYR Group Inc. (a)	3,423	105,976
National Presto Industries Inc.	786	63,132
Navigant Consulting Inc. (a)	7,879	117,161
Navios Maritime Holdings Inc.	13,046	48,531
Navistar International Corp. (a)	8,179	185,091
NCI Building Systems Inc. (a)	4,723	71,176
Neff Corp. Class A (a)	1,725	17,405
NL Industries Inc. (a)	1,105	8,188
NN Inc.	3,017	76,994
Nortek Inc. (a)	1,526	126,856
Northwest Pipe Co. (a)	1,641	33,427
NV5 Holdings Inc. (a)	796	19,311
Omega Flex Inc.	508	19,131
On Assignment Inc. (a)	8,359	328,342
Orion Marine Group Inc. (a)	4,710	34,006
P.A.M. Transportation Services Inc. (a)	493	28,619
Park-Ohio Holdings Corp.	1,492	72,302
Patrick Industries Inc. (a)	2,068	78,687
Pendrell Corp. (a)	27,207	37,274
PGT Inc. (a)	8,140	118,111
Plug Power Inc. (a)	28,560	69,972
Ply Gem Holdings Inc. (a)	3,678	43,364
Polypore International Inc. (a)	7,266	435,088
Powell Industries Inc.	1,552	54,584
Power Solutions International Inc. (a)	774	41,811
PowerSecure International Inc. (a)	3,913	57,756
Preformed Line Products Co.	463	17,464
Primoris Services Corp.	6,480	128,304
Proto Labs Inc. (a)	3,840	259,123
Quad Graphics Inc.	4,586	84,887
Quality Distribution Inc. (a)	4,751	73,450
Quanex Building Products Corp.	5,520	118,294
Radiant Logistics Inc. (a)	4,014	29,342
Raven Industries Inc.	6,183	125,700
RBC Bearings Inc. (a)	3,767	270,320
Republic Airways Holdings Inc. (a)	8,374	76,873
Resources Connection Inc.	6,194	99,661
Rexnord Corp. (a)	16,325	390,331
Roadrunner Transportation Systems Inc. (a)	4,712	121,570
RPX Corp. (a)	9,149	154,618

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rush Enterprises Inc. Class A (a)	5,830	$152,804
Safe Bulkers Inc.	6,669	21,474
Saia Inc. (a)	4,139	162,621
Scorpio Bulkers Inc. (a)	23,139	37,717
Simpson Manufacturing Co. Inc.	6,773	230,282
SkyWest Inc.	8,641	129,961
Sparton Corp. (a)	1,757	48,001
Standard Plus Corp. (a)	2,606	68,043
Standex International Corp.	2,056	164,336
Steelcase Inc.	13,447	254,283
Stock Building Supply Holdings Inc. (a)	2,489	48,660
Sun Hydraulics Corp.	3,736	142,379
Swift Transportation Co. (a)	14,434	327,219
TAL International Group Inc.	5,357	169,281
Taser International Inc. (a)	8,645	287,965
Team Inc. (a)	3,460	139,265
Teledyne Technologies Inc. (a)	5,704	601,829
Tennant Co.	2,952	192,884
Tetra Tech Inc.	9,709	248,939
Textainer Group Holdings Ltd.	3,667	95,379
Thermon Group Holdings Inc. (a)	5,195	125,044
Titan International Inc.	7,473	80,260
Titan Machinery Inc. (a)	2,984	43,954
TRC Companies Inc. (a)	2,640	26,796
Trex Co. Inc. (a)	5,211	257,580
TriMas Corp. (a)	7,313	216,465
TriNet Group Inc. (a)	6,632	168,121
TrueBlue Inc. (a)	6,780	202,722
Tutor Perini Corp. (a)	6,279	135,501
Twin Disc Inc.	1,446	26,953
Ultrapetrol Bahamas Ltd. (a)	3,877	4,381
UniFirst Corp.	2,402	268,664
Universal Forest Products Inc.	3,257	169,462
Universal Truckload Services Inc.	1,110	24,376
US Ecology Inc.	3,491	170,082
USA Truck Inc. (a)	1,536	32,609
UTi Worldwide Inc. (a)	14,908	148,931
Vectrus Inc. (a)	1,659	41,259
Veritiv Corp. (a)	1,283	46,778
Viad Corp.	3,297	89,382
Vicor Corp. (a)	2,750	33,522
Virgin American Inc. (a)	4,052	111,349
Volt Information Sciences Inc. (a)	1,315	12,769
VSE Corp.	726	38,848
Wabash National Corp. (a)	11,029	138,304
WageWorks Inc. (a)	5,778	233,720
Watts Water Technologies Inc.	4,530	234,880
Werner Enterprises Inc.	7,169	188,186
Wesco Aircraft Holdings Inc. (a)	9,802	148,500
West Corp.	8,331	250,763
Woodward Inc.	10,524	578,715
Xerium Technologies Inc. (a)	1,876	34,143
XPO Logistics Inc. (a)	11,527	520,790

40	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
YRC Worldwide Inc. (a)	5,352	$69,469

		39,210,906

Information Technology (16.83%)
6D Global Technologies Inc. (a)	2,915	19,064
A10 Networks Inc. (a)	5,293	34,090
ACI Worldwide Inc. (a)	18,847	463,071
Actua Corp. (a)	6,831	97,410
Acxiom Corp. (a)	12,640	222,211
Adtran Inc.	8,620	140,075
Advanced Energy Industries Inc. (a)	6,615	181,846
Advanced Micro Devices Inc. (a)	101,997	244,793
Advent Software Inc.	8,514	376,404
Aerohive Networks Inc. (a)	3,613	25,219
Agilysys Inc. (a)	2,449	22,482
Alliance Fiber Optic Products Inc.	2,179	40,420
Alpha & Omega Semiconductor Ltd. (a)	3,622	31,656
Ambarella Inc. (a)	5,055	519,098
Amber Road Inc. (a)	1,521	10,677
American Software Inc. Class A	4,191	39,814
Amkor Technology Inc. (a)	14,317	85,616
Angie’s List Inc. (a)	7,288	44,894
Anixter International Inc. (a)	4,591	299,104
Applied Micro Circuits Corp. (a)	13,124	88,587
Applied Optoelectronics Inc. (a)	2,548	44,233
Aspen Technology Inc. (a)	13,780	627,679
AVG Technologies NV (a)	6,585	179,178
Avid Technology Inc. (a)	5,127	68,394
AVX Corp.	6,912	93,036
Axcelis Technologies Inc. (a)	19,078	56,471
Badger Meter Inc.	2,333	148,122
Bankrate Inc. (a)	11,189	117,373
Barracuda Networks Inc. (a)	1,320	52,298
Bazaarvoice Inc. (a)	8,483	49,965
Bel Fuse Inc.	1,736	35,623
Belden Inc.	6,878	558,700
Benchmark Electronics Inc. (a)	8,447	183,976
Benefitfocus Inc. (a)	1,266	55,514
Black Box Corp.	2,446	48,920
Blackbaud Inc.	7,575	431,396
Blackhawk Network Holdings Inc. (a)	8,898	366,598
Blucora Inc. (a)	6,640	107,236
Bottomline Technologies Inc. (a)	6,649	184,909
Box Inc. Class A (a)	2,069	38,566
Brightcove Inc. (a)	5,561	38,148
BroadSoft Inc. (a)	4,796	165,798
Brooks Automation Inc.	11,241	128,709
Cabot Microelectronics Corp. (a)	4,048	190,701
CACI International Inc. Class A (a)	3,932	318,059
CalAmp Corp. (a)	6,012	109,779
Calix Inc. (a)	7,040	53,574
Callidus Software Inc. (a)	8,971	139,768
Carbonite Inc. (a)	3,031	35,796
Cardtronics Inc. (a)	7,303	270,576
Care.com Inc. (a)	2,865	16,961

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cascade Microtech Inc. (a)	2,169	$33,023
Cass Information Systems Inc.	1,871	105,188
Cavium Inc. (a)	8,910	613,097
CEVA Inc. (a)	3,511	68,219
ChannelAdvisor Corp. (a)	3,495	41,765
Checkpoint Systems Inc.	7,080	72,074
Ciber Inc. (a)	13,302	45,892
Ciena Corp. (a)	18,964	449,068
Cimpress NV (a)	5,301	446,132
Cirrus Logic Inc. (a)	10,245	348,637
Clearfield Inc. (a)	1,960	31,184
Coherent Inc. (a)	3,844	244,017
Cohu Inc.	4,254	56,280
CommVault Systems Inc. (a)	7,299	309,551
comScore Inc. (a)	5,560	296,126
Comtech Telecommunications Corp.	2,616	75,995
Comverse Inc. (a)	3,750	75,300
Constant Contact Inc. (a)	5,296	152,313
Control4 Corp. (a)	3,232	28,732
Convergys Corp.	16,035	408,732
Cornerstone OnDemand Inc. (a)	8,702	302,830
Coupons.com Inc. (a)	9,755	105,256
Cray Inc. (a)	6,617	195,268
CSG Systems International Inc.	5,340	169,064
CTS Corp.	5,403	104,116
Cvent Inc. (a)	3,752	96,727
Cyan Inc. (a)	4,632	24,272
Daktronics Inc.	6,536	77,517
Datalink Corp. (a)	3,452	30,861
Dealertrack Technologies Inc. (a)	8,837	554,875
Demandware Inc. (a)	5,381	382,481
DHI Group Inc. (a)	6,696	59,527
Diebold Inc.	10,378	363,230
Digi International Inc. (a)	4,021	38,401
Digimarc Corp. (a)	1,205	54,394
Digital Turbine Inc. (a)	7,289	22,013
Diodes Inc. (a)	6,178	148,952
Dot Hill Systems Corp. (a)	10,275	62,883
DSP Group Inc. (a)	3,748	38,717
DTS Inc. (a)	2,828	86,226
EarthLink Holdings Corp.	16,716	125,203
Eastman Kodak Co. (a)	3,069	51,559
Ebix Inc.	4,343	141,625
Electro Rent Corp.	2,769	30,071
Electronics for Imaging Inc. (a)	7,561	328,979
Ellie Mae Inc. (a)	4,756	331,921
EMCORE Corp. (a)	3,693	22,232
Endurance International Group Holdings Inc. (a)	9,426	194,741
EnerNOC Inc. (a)	4,546	44,096
Entegris Inc. (a)	22,627	329,675
Envestnet Inc. (a)	5,759	232,836
EPAM Systems Inc. (a)	7,881	561,364
EPIQ Systems Inc.	5,317	89,751
ePlus Inc. (a)	886	67,912
Euronet Worldwide Inc. (a)	8,394	517,910

See accompanying notes to financial statements.	41

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
EVERTEC Inc.	10,639	$225,972
Everyday Health Inc. (a)	3,380	43,196
Exar Corp. (a)	6,677	65,301
Exlservice Holdings Inc. (a)	5,540	191,573
Extreme Networks Inc. (a)	16,553	44,528
Fabrinet (a)	5,954	111,518
Fair Isaac Corp.	5,042	457,713
Fairchild Semiconductor International Inc. (a)	18,811	326,935
FARO Technologies Inc. (a)	2,806	131,040
FEI Co.	6,694	555,133
Finisar Corp. (a)	16,785	299,948
Five9 Inc. (a)	2,044	10,690
Fleetmatics Group Ltd. PLC (a)	6,182	289,503
Formfactor Inc. (a)	9,379	86,287
Forrester Research Inc.	1,671	60,189
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	4,420	145,816
Global Cash Access Holdings Inc. (a)	11,157	86,355
Globant SA (a)	2,442	74,310
Glu Mobile Inc. (a)	19,345	120,132
Gogo Inc. (a)	9,074	194,456
GrubHub Inc. (a)	12,112	412,656
GSI Group Inc. (a)	5,125	77,029
GTT Communications Inc. (a)	3,932	93,857
Guidance Software Inc. (a)	3,097	26,232
Guidewire Software Inc. (a)	11,324	599,379
Hackett Group Inc., The	3,990	53,586
Harmonic Inc. (a)	14,947	102,088
Heartland Payment Systems Inc.	5,938	320,949
Hortonworks Inc. (a)	1,167	29,548
HubSpot Inc. (a)	3,024	149,930
IGATE Corp. (a)	5,866	279,750
II-VI Inc. (a)	8,470	160,761
Imation Corp. (a)	4,952	20,105
Immersion Corp. (a)	4,737	60,018
Imperva Inc. (a)	4,338	293,683
Infinera Corp. (a)	20,947	439,468
Infoblox Inc. (a)	9,193	240,949
Inphi Corp. (a)	6,159	140,795
Insight Enterprises Inc. (a)	6,248	186,878
Integrated Device Technology Inc. (a)	23,883	518,261
Integrated Silicon Solution Inc.	5,272	116,722
Interactive Intelligence Group (a)	2,840	126,295
InterDigital Inc.	5,822	331,214
Internap Corp. (a)	9,244	85,507
Intersil Corp. Class A	21,240	265,712
Intralinks Holdings Inc. (a)	6,688	79,654
InvenSense Inc. (a)	12,104	182,770
Itron Inc. (a)	6,195	213,356
Ixia (a)	9,701	120,680
IXYS Corp.	4,171	63,816
j2 Global Inc.	7,776	528,301
Jive Software Inc. (a)	7,437	39,044
Kimball Electronics Inc. (a)	4,396	64,138
Knowles Corp. (a)	13,605	246,250

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Kopin Corp. (a)	10,894	$37,584
KVH Industries Inc. (a)	2,582	34,728
Lattice Semiconductor Corp. (a)	18,916	111,415
Limelight Networks Inc. (a)	10,061	39,640
Lionbridge Technologies Inc. (a)	11,154	68,820
Liquidity Services Inc. (a)	4,196	40,407
Littelfuse Inc.	3,634	344,830
LivePerson Inc. (a)	9,262	90,860
LogMeIn Inc. (a)	3,979	256,606
Luxoft Holding Inc. (a)	2,948	166,709
M/A-COM Technology Solutions Holdings Inc. (a)	3,774	144,356
Manhattan Associates Inc. (a)	11,913	710,610
ManTech International Corp. Class A	4,078	118,262
Marchex Inc. Class B	5,657	28,002
Marin Software Inc. (a)	4,531	30,539
Marketo Inc. (a)	5,589	156,827
Mattson Technology Inc. (a)	11,751	39,366
MAXIMUS Inc.	10,673	701,536
MaxLinear Inc. Class A (a)	8,014	96,969
Mentor Graphics Corp.	16,143	426,659
Mercury Systems Inc. (a)	5,677	83,111
Mesa Laboratories Inc.	470	41,783
Methode Electronics Inc.	6,204	170,300
Micrel Inc.	7,487	104,069
Microsemi Corp. (a)	15,360	536,832
MicroStrategy Inc. (a)	1,498	254,780
Millennial Media Inc. (a)	18,516	29,996
MKS Instruments Inc.	8,610	326,663
MobileIron Inc. (a)	6,087	35,974
Model N Inc. (a)	3,298	39,279
ModusLink Global Solutions Inc. (a)	6,349	21,587
MoneyGram International Inc. (a)	5,028	46,207
Monolithic Power Systems Inc.	6,365	322,769
Monotype Imaging Holdings Inc.	6,624	159,705
Monster Worldwide Inc. (a)	14,783	96,681
MTS Systems Corp.	2,393	164,997
Multi-Fineline Electronix Inc. (a)	1,548	33,839
Nanometrics Inc. (a)	4,059	65,431
NeoPhotonics Corp. (a)	4,474	40,848
Netgear Inc. (a)	5,579	167,482
NetScout Systems Inc. (a)	6,029	221,083
NeuStar Inc. Class A (a)	3,878	113,276
New Relic Inc. (a)	928	32,656
Newport Corp. (a)	6,450	122,292
NIC Inc.	10,614	194,024
Nimble Storage Inc. (a)	8,144	228,521
Novatel Wireless Inc. (a)	5,907	19,198
NVE Corp.	840	65,856
Oclaro Inc. (a)	16,065	36,307
Omnivision Technologies Inc. (a)	9,438	247,228
Opower Inc. (a)	4,163	47,916
OSI Systems Inc. (a)	3,206	226,953
Park City Group Inc. (a)	1,608	19,923
Park Electrochemical Corp.	3,304	63,305
Paycom Software Inc. (a)	5,098	174,097

42	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Paylocity Holding Corp. (a)	2,491	$89,302
PC Connection Inc.	1,609	39,807
PDF Solutions Inc. (a)	4,406	70,496
Pegasystems Inc.	5,966	136,562
Perficient Inc. (a)	5,873	112,997
Pericom Semiconductor Corp.	3,716	48,865
PFSweb Inc. (a)	1,842	25,530
Photronics Inc. (a)	11,087	105,437
Plantronics Inc.	6,318	355,767
Plexus Corp. (a)	5,418	237,742
PMC-Sierra Inc. (a)	28,238	241,717
Polycom Inc. (a)	21,855	250,021
Power Integrations Inc.	4,737	214,018
Progress Software Corp. (a)	8,180	224,950
Proofpoint Inc. (a)	6,376	405,960
PROS Holdings Inc. (a)	4,027	85,010
Q2 Holdings Inc. (a)	3,119	88,112
QAD Inc. Class A	1,587	41,944
QLIK Technologies Inc. (a)	14,744	515,450
QLogic Corp. (a)	14,135	200,576
Qualys Inc. (a)	4,013	161,925
Quantum Corp. (a)	36,690	61,639
QuinStreet Inc. (a)	5,956	38,416
Rally Software Development Corp. (a)	4,295	83,538
Rambus Inc. (a)	18,644	270,152
RealD Inc. (a)	6,845	84,399
Realnetworks Inc. (a)	3,704	20,039
RealPage Inc. (a)	8,525	162,572
Reis Inc.	1,438	31,895
RetailMeNot Inc. (a)	6,168	109,975
Rocket Fuel Inc. (a)	3,187	26,133
Rofin-Sinar Technologies Inc. (a)	4,550	125,580
Rogers Corp. (a)	3,061	202,455
Rovi Corp. (a)	14,187	226,283
Rubicon Project Inc., The (a)	4,116	61,575
Ruckus Wireless Inc. (a)	12,080	124,907
Rudolph Technologies Inc. (a)	5,212	62,596
Sanmina Corp. (a)	13,356	269,257
Sapiens International Corp. NV	4,183	43,420
ScanSource Inc. (a)	4,611	175,495
Science Applications International Corp.	7,431	392,728
SciQuest Inc. (a)	4,596	68,067
SeaChange International Inc. (a)	5,604	39,284
Semtech Corp. (a)	10,708	212,554
ServiceSource International Inc. (a)	9,679	52,944
ShoreTel Inc. (a)	10,611	71,943
Shutterstock Inc. (a)	3,161	185,361
Sigma Designs Inc. (a)	5,575	66,510
Silicon Graphics International Corp. (a)	5,827	37,701
Silicon Laboratories Inc. (a)	6,883	371,751
Silver Spring Networks Inc. (a)	5,763	71,519
Sonus Networks Inc. (a)	8,115	56,156
SPS Commerce Inc. (a)	2,739	180,226
Stamps.com Inc. (a)	2,309	169,873
Stratasys Ltd. (a)	8,190	286,077

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Super Micro Computer Inc. (a)	5,840	$172,747
Sykes Enterprises Inc. (a)	6,364	154,327
Synaptics Inc. (a)	5,948	515,900
Synchronoss Technologies Inc. (a)	6,241	285,401
SYNNEX Corp.	4,641	339,675
Syntel Inc. (a)	5,107	242,480
Take-Two Interactive Software Inc. (a)	13,658	376,551
Tangoe Inc. (a)	6,502	81,795
Tech Data Corp. (a)	5,858	337,186
TechTarget (a)	2,827	25,245
TeleCommunication Systems Inc. Class A (a)	8,063	26,689
TeleNav Inc. (a)	4,601	37,038
TeleTech Holdings Inc.	2,693	72,926
Tessera Technologies Inc.	8,504	322,982
Textura Corp. (a)	3,159	87,915
TiVo Inc. (a)	16,145	163,710
Travelzoo Inc. (a)	1,285	14,495
TrueCar Inc. (a)	7,862	94,265
TTM Technologies Inc. (a)	9,625	96,154
TubeMogul Inc. (a)	2,214	31,638
Tyler Technologies Inc. (a)	5,437	703,439
Ubiquiti Networks Inc.	5,045	161,011
Ultra Clean Holdings Inc. (a)	5,060	31,524
Ultratech Inc. (a)	4,477	83,093
Unisys Corp. (a)	8,120	162,319
United Online Inc. (a)	2,276	35,665
Universal Display Corp. (a)	6,494	335,935
Varonis Systems Inc. (a)	1,428	31,545
VASCO Data Security International Inc. (a)	4,750	143,402
Veeco Instruments Inc. (a)	6,506	186,982
Verint Systems Inc. (a)	9,897	601,193
ViaSat Inc. (a)	6,888	415,071
Violin Memory Inc. (a)	13,070	32,022
Virnetx Holding Corp. (a)	7,117	29,891
Virtusa Corp. (a)	4,779	245,641
Vishay Intertechnology Inc.	21,521	251,365
Vishay Precision Group Inc. (a)	2,191	32,996
Web.com Group Inc. (a)	7,087	171,647
WebMD Health Corp. (a)	6,108	270,462
Wix.com Ltd. (a)	3,003	70,931
Workiva Inc. (a)	1,123	15,531
Xcerra Corp. (a)	8,975	67,941
XO Group Inc. (a)	4,598	75,177
Xoom Corp. (a)	5,200	109,486
Yodlee Inc. (a)	2,856	41,241
Zendesk Inc. (a)	8,643	191,961
Zix Corp. (a)	9,879	51,074

		52,303,938

Materials (3.96%)
A. Schulman Inc.	4,716	206,184
AEP Industries Inc. (a)	661	36,487
AK Steel Holding Corp. (a)	28,803	111,468

See accompanying notes to financial statements.	43

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
American Vanguard Corp.	5,009	$69,124
Axiall Corp.	11,330	408,446
Balchem Corp.	5,014	279,380
Berry Plastics Group Inc. (a)	19,251	623,732
Boise Cascade Co. (a)	6,430	235,852
Calgon Carbon Corp.	8,490	164,536
Carpenter Technology Corp.	8,054	311,529
Century Aluminum Co. (a)	8,005	83,492
Chase Corp.	1,106	43,964
Chemtura Corp. (a)	10,856	307,333
Clearwater Paper Corp. (a)	3,088	176,942
Cliffs Natural Resources Inc.	24,519	106,167
Coeur Mining Inc. (a)	22,700	129,617
Commercial Metals Co.	18,731	301,194
Core Molding Technologies Inc. (a)	1,203	27,477
Deltic Timber Corp.	1,798	121,617
Ferro Corp. (a)	11,772	197,534
Flotek Industries Inc. (a)	9,114	114,198
FutureFuel Corp.	3,768	48,494
Globe Specialty Metals Inc.	10,749	190,257
Greif Inc. Class A	4,878	174,876
Handy & Harman Ltd. (a)	451	15,627
Hawkins Inc.	1,799	72,662
Haynes International Inc.	2,060	101,599
HB Fuller Co.	8,123	329,956
Headwaters Inc. (a)	11,955	217,820
Hecla Mining Co.	59,690	156,985
Horsehead Holding Corp. (a)	9,384	109,980
Innophos Holdings Inc.	3,349	176,291
Innospec Inc.	3,890	175,206
Intrepid Potash Inc. (a)	9,501	113,442
Kaiser Aluminum Corp.	2,755	228,885
Kapstone Paper and Packaging Corp.	13,804	319,148
KMG Chemicals Inc.	1,637	41,645
Koppers Holdings Inc.	3,477	85,951
Kraton Performance Polymers Inc. (a)	5,081	121,334
Kronos Worldwide Inc.	3,556	38,974
Louisiana-Pacific Corp. (a)	23,072	392,916
LSB Industries Inc. (a)	3,262	133,220
Materion Corp.	3,270	115,268
Minerals Technologies Inc.	5,605	381,869
Myers Industries Inc.	3,956	75,164
Neenah Paper Inc.	2,726	160,725
Olin Corp.	12,515	337,279
Olympic Steel Inc.	1,518	26,474
OM Group Inc.	4,873	163,733
Omnova Solutions Inc. (a)	8,042	60,235
P. H. Glatfelter Co.	7,040	154,810
PolyOne Corp.	14,382	563,343
Quaker Chemical Corp.	2,146	190,651
Rayonier Advanced Materials Inc.	6,460	105,040
Real Industry Inc. (a)	3,900	44,265
Rentech Inc. (a)	37,936	40,592
RTI International Metals Inc. (a)	4,982	157,033

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Ryerson Holding Corp. (a)	1,825	$16,608
Schnitzer Steel Industries Inc. Class A	4,472	78,126
Schweitzer-Mauduit International Inc.	4,936	196,848
Senomyx Inc. (a)	7,351	39,401
Sensient Technologies Corp.	7,534	514,874
Stepan Co.	3,108	168,174
Stillwater Mining Co. (a)	19,526	226,306
Summit Materials Inc. Class A (a)	4,101	104,576
SunCoke Energy Inc.	10,560	137,280
TimkenSteel Corp.	6,359	171,629
Trecora Resources (a)	3,288	49,649
Tredegar Corp.	4,212	93,127
Trinseo SA (a)	1,893	50,808
Tronox Ltd. Class A	10,298	150,660
United States Lime & Minerals Inc.	328	19,063
US Concrete Inc. (a)	2,416	91,542
Valhi Inc.	2,386	13,505
Wausau Paper Corp.	7,225	66,326
Worthington Industries Inc.	7,751	232,995

		12,299,519

Telecommunication Services (0.83%)
8x8 Inc. (a)	14,280	127,949
Atlantic Tele-Network Inc.	1,548	106,936
Boingo Wireless Inc. (a)	5,795	47,867
Cincinnati Bell Inc. (a)	34,143	130,426
Cogent Communications Holdings Inc.	7,405	250,585
Consolidated Communications Holdings Inc.	8,113	170,454
FairPoint Communications Inc. (a)	3,450	62,859
General Communication Inc. Class A (a)	5,709	97,110
Globalstar Inc. (a)	76,305	161,004
Hawaiian Telcom Holdco Inc. (a)	1,801	47,006
IDT Corp. Class B	2,880	52,070
inContact Inc. (a)	10,254	101,207
Inteliquent Inc.	5,523	101,623
Intelsat SA (a)	4,698	46,604
Iridium Communications Inc. (a)	13,640	123,988
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	9,237
Lumos Networks Corp.	3,221	47,639
NTELOS Holdings Corp.	2,848	13,158
Orbcomm Inc. (a)	9,434	63,680
Pacific DataVision Inc. (a)	2,050	86,366
Premiere Global Services Inc. (a)	7,589	78,091
RingCentral Inc. Class A (a)	8,605	159,106
Shenandoah Telecommunications Co.	4,033	138,050
Spok Holdings Inc.	3,666	61,735
Straight Path Communications Inc. Class B (a)	1,505	49,349
Vonage Holdings Corp. (a)	29,610	145,385

44	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Holdings Inc.	16,156	$103,075

		2,582,559

Utilities (3.20%)
Abengoa Yield PLC	7,819	244,891
ALLETE Inc.	7,868	364,998
American States Water Co.	6,131	229,238
Artesian Resources Corp. Class A	1,360	28,682
Atlantic Power Corp.	20,150	62,062
Avista Corp.	10,155	311,251
Black Hills Corp.	7,226	315,415
California Water Service Group	7,725	176,516
Chesapeake Utilities Corp.	2,462	132,579
Cleco Corp.	9,758	525,468
Connecticut Water Service Inc.	1,863	63,640
Consolidated Water Co. Ltd. Ordinary Shares	2,135	26,901
Dynegy Inc. (a)	20,726	606,236
El Paso Electric Co.	6,521	226,018
Empire District Electric Co., The	7,051	153,712
Genie Energy Ltd. Class B (a)	1,922	20,123
Idacorp Inc.	8,134	456,643
Laclede Group Inc., The	7,005	364,680
MGE Energy Inc.	5,591	216,539
Middlesex Water Co.	2,735	61,702
New Jersey Resources Corp.	13,833	381,099
Northwest Natural Gas Co.	4,338	182,977
NorthWestern Corp.	7,594	370,208
NRG Yield Inc. Class A	5,497	120,879
NRG Yield Inc. Class C	5,511	120,636
ONE Gas Inc.	8,498	361,675
Ormat Technologies Inc.	5,960	224,573
Otter Tail Corp.	6,109	162,499
Pattern Energy Group Inc.	8,232	233,624
Piedmont Natural Gas Company Inc.	12,686	447,943
PNM Resources Inc.	12,900	317,340
Portland General Electric Co.	12,701	421,165
SJW Corp.	2,625	80,561
South Jersey Industries Inc.	11,104	274,602
Southwest Gas Corp.	7,559	402,214
Spark Energy Inc. Class A	473	7,454
Talen Energy Corp. (a)	13,277	227,833
UIL Holdings Corp.	9,163	419,849
Unitil Corp.	2,375	78,422
Vivint Solar Inc. (a)	3,395	41,317
WGL Holdings Inc.	8,051	437,089
York Water Co., The	2,219	46,288

		9,947,541

Total Common Stocks
(cost $233,324,792)		304,700,184

	Shares	Value
Short-term Investments (2.02%)
State Street Institutional U.S. Government Money Market Fund (a)	6,276,383	$6,276,383

Total Short-term Investments
(cost $6,276,383)		6,276,383

TOTAL INVESTMENTS (100.08%)
(cost $239,601,175)		310,976,567
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.08%) (c)		(238,397)

NET ASSETS (100.00%)		$310,738,170

(a)	Non-income producing security.
(b)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At June 30, 2015, cash in the amount of $249,900 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.	45

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	48	September 2015	$6,072,508	$6,001,920	$(70,588)

46	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (98.07%)
Australia (6.81%)
AGL Energy Ltd.	15,297	$183,526
Alumina Ltd.	60,921	71,916
Amcor Ltd.	28,086	297,309
AMP Ltd.	68,009	315,884
APA Group	25,201	160,217
Aristocrat Leisure Ltd.	12,390	73,130
Asciano Ltd.	22,021	112,986
ASX Ltd.	4,386	135,022
Aurizon Holdings Ltd.	49,048	194,135
AusNet Services	36,202	38,965
Australia & New Zealand Banking Group Ltd.	63,654	1,581,415
Bank of Queensland Ltd.	8,650	85,226
Bendigo and Adelaide Bank Ltd.	9,875	93,410
BHP Billiton Ltd.	74,334	1,551,383
Boral Ltd.	18,123	81,799
Brambles Ltd.	36,171	295,822
Caltex Australia Ltd.	6,118	150,343
CIMIC Group Ltd.	2,409	40,426
Coca-Cola Amatil Ltd.	13,053	92,150
Cochlear Ltd.	1,394	86,205
Commonwealth Bank of Australia	37,522	2,464,522
Computershare Ltd.	11,101	100,296
Crown Resorts Ltd.	8,586	80,819
CSL Ltd.	10,945	730,206
Dexus Property Group	21,324	120,104
Federation Centres	77,400	174,377
Flight Centre Travel Group Ltd.	1,134	29,844
Fortescue Metals Group Ltd.	35,894	52,896
Goodman Group	40,027	193,635
GPT Group	38,305	126,492
Harvey Norman Holdings Ltd.	13,901	48,371
Healthscope Ltd.	24,868	52,188
Iluka Resources Ltd.	10,050	59,551
Incitec Pivot Ltd.	40,008	118,842
Insurance Australia Group Ltd.	55,173	237,534
James Hardie Industries PLC	10,517	140,541
Lend Lease Corp. Ltd.	12,857	149,095
Macquarie Group Ltd.	6,703	420,976
Medibank Private Ltd. (a)	64,241	99,626
Mirvac Group	86,117	122,921
National Australia Bank Ltd.	60,199	1,547,135
Newcrest Mining Ltd. (a)	17,517	175,968
Orica Ltd.	8,751	143,679
Origin Energy Ltd.	24,967	230,582
Platinum Asset Management Ltd.	5,385	31,078
Qantas Airways Ltd. (a)	14,767	36,003
QBE Insurance Group Ltd.	31,214	329,217
Ramsay Health Care Ltd.	2,962	140,479
REA Group Ltd.	1,076	32,552
Rio Tinto Ltd.	10,095	418,648
Santos Ltd.	23,293	140,719
Scentre Group	124,632	360,599
Seek Ltd.	7,827	84,907
Sonic Healthcare Ltd.	8,775	144,682
South32 Ltd. (a)	123,270	170,245

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Stockland	53,807	$170,211
Suncorp Group Ltd.	29,606	306,775
Sydney Airport	25,709	98,782
Tabcorp Holding Ltd.	18,751	65,826
Tatts Group Ltd.	34,276	98,378
Telstra Corp. Ltd.	99,131	469,615
TPG Telecom Ltd.	6,552	45,345
Transurban Group	42,550	305,314
Treasury Wine Estates Ltd.	14,604	56,226
Wesfarmers Ltd.	26,013	783,345
Westfield Corp.	45,582	320,739
Westpac Banking Corp.	71,956	1,784,893
Woodside Petroleum Ltd.	17,222	454,836
Woolworths Ltd.	29,075	604,789
WorleyParsons Ltd.	5,088	40,866

		20,756,538

Austria (0.17%)
Andritz AG	1,628	90,114
Erste Group Bank AG (a)	6,580	186,877
Immoeast AG Interim Shares (a) (b)	11,178	0
Immofinanz AG Interim Shares (a) (b)	9,273	0
OMV AG	3,595	98,915
Raiffeisen Bank International AG (a)	2,781	40,460
VoestAlpine AG	2,521	104,917

		521,283

Belgium (1.28%)
Ageas	5,080	195,701
Anheuser-Busch InBev NV	18,467	2,213,202
Colruyt SA	1,633	73,122
Delhaize Group	2,323	191,800
Groupe Bruxelles Lambert SA	1,915	154,142
KBC GROEP NV	5,812	388,382
Proximus	3,471	122,552
Solvay SA	1,367	188,062
Telenet Group Holding NV (a)	1,205	65,544
UCB SA	2,932	210,474
Umicore SA	2,218	105,165

		3,908,146

Denmark (1.64%)
A P Moller-Maersk A/S Class A	87	152,760
A P Moller-Maersk A/S Class B	167	302,461
Carlsberg A/S Class B	2,478	224,956
Coloplast A/S Class B	2,610	171,259
Danske Bank A/S	16,219	476,980
DSV A/S	4,091	132,538
ISS A/S	3,420	112,843
Novo Nordisk A/S Class B	43,679	2,379,797
Novozymes A/S B Shares	5,487	260,825
Pandora A/S	2,683	288,270
TDC A/S	19,120	140,202
Tryg A/S	2,530	52,741
Vestas Wind Systems A/S	5,293	264,179

See accompanying notes to financial statements.	47

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (a)	534	$40,737

		5,000,548

Finland (0.81%)
Elisa OYJ	3,370	106,810
Fortum OYJ	10,232	181,830
Kone Corp. OYJ Class B	7,260	294,615
Metso OYJ	2,533	69,581
Neste Oyj	2,871	73,169
Nokia OYJ	86,543	587,578
Nokian Renkaat OYJ	2,726	85,429
Orion OYJ Class B	2,451	85,746
Sampo OYJ A Shares	10,260	483,271
Stora Enso OYJ R Shares	12,578	129,639
UPM-Kymmene OYJ	12,228	216,346
Wartsila OYJ Class B	3,488	163,399

		2,477,413

France (9.29%)
Accor SA	4,832	243,873
Aeroports de Paris (ADP)	670	75,706
Air Liquide SA	7,980	1,009,309
Airbus Group SE	13,575	880,804
Alcatel-Lucent (a)	63,967	233,052
Alstom SA (a)	5,082	144,191
Arkema	1,522	109,664
AtoS	1,849	138,070
AXA SA	44,950	1,134,037
BNP Paribas SA	24,574	1,483,510
Bollore	19,968	106,298
Bouygues SA	4,634	173,249
Bureau Veritas SA	6,094	140,362
Cap Gemini SA	3,581	316,867
Carrefour SA	12,664	405,482
Casino Guichard Perrachon SA	1,331	100,830
Christian Dior SE	1,246	243,232
Cie Generale des Etablissements Michelin Class B	4,300	450,574
CNP Assurances	4,035	67,386
Compagnie de Saint-Gobain	10,971	492,543
Credit Agricole SA	23,821	354,268
Danone	13,343	862,627
Dassault Systemes SA	2,986	217,114
Edenred	4,918	121,527
Electricite de France	5,505	122,744
Essilor International SA	4,688	559,229
Eurazeo SA	930	61,535
Eutelsat Communications	3,625	116,996
Fonciere des Regions	716	60,841
GDF Suez	33,525	621,926
Gecina SA	800	98,597
Groupe Eurotunnel SE	11,022	159,619
Hermes International	614	229,040
ICADE	798	56,991
Iliad SA	620	137,449
Imerys SA	864	66,078

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
JC Decaux SA	1,551	$64,721
Kering	1,723	307,630
Klepierre	4,013	176,517
Lafarge SA	4,234	279,629
Lagardere SCA	2,775	80,931
Legrand SA	6,078	341,242
L’Oreal SA	5,805	1,035,472
LVMH Moet Hennessy Louis Vuitton SE	6,467	1,133,009
Natixis SA	21,249	152,915
Numericable - SFR SAS (a)	2,290	121,383
Orange	42,660	656,796
Pernod Ricard SA	4,909	566,982
Peugeot SA (a)	9,253	190,273
Publicis Groupe	4,334	320,442
Remy Cointreau SA	535	38,560
Renault SA	4,444	462,839
Rexel SA	6,337	102,157
Safran SA	6,707	454,545
Sanofi	27,290	2,684,635
Schneider Electric SE (Paris)	12,799	883,677
SCOR SE	3,600	127,006
SES	6,990	234,836
Societe BIC SA	636	101,393
Societe Generale	16,781	783,316
Sodexo	2,169	205,974
STMicroelectronics NV	14,634	119,995
Suez Environnement Co.	6,744	125,447
Technip SA	2,451	151,708
Thales SA	2,226	134,406
Total SA	49,537	2,406,207
Valeo SA	1,827	287,906
Vallourec SA	2,527	51,612
Veolia Environnement	9,693	197,646
Vinci SA	10,932	632,289
Vivendi	26,438	666,858
Wendel	683	83,721
Zodiac Aerospace	4,650	151,374

		28,311,669

Germany (8.20%)
Adidas AG	4,789	366,526
Allianz SE Reg.	10,578	1,647,465
Axel Springer SE	996	52,288
BASF SE	21,258	1,867,992
Bayer AG	19,138	2,678,734
Bayerische Motoren Werke (BMW) AG	7,666	839,089
Beiersdorf AG	2,283	191,246
Brenntag AG	3,582	205,380
Commerzbank AG (a)	24,453	312,552
Continental AG	2,523	597,009
Daimler AG Registered Shares	22,284	2,028,208
Deutsche Annington Immobilien SE	10,271	289,701
Deutsche Bank AG Reg.	31,932	959,403
Deutsche Boerse AG	4,377	362,317
Deutsche Lufthansa AG Reg. (a)	5,099	65,743

48	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Post AG	22,410	$654,700
Deutsche Telekom AG	73,494	1,265,892
Deutsche Wohnen AG	5,822	133,415
E.ON SE	46,338	617,336
Evonik Industries AG	2,146	81,882
Fraport AG	916	57,535
Fresenius Medical Care AG & Co. KGaA	5,039	415,937
Fresenius SE & Co. KGaA	8,769	562,615
GEA Group AG	4,266	190,285
Hannover Rueck SE	1,339	129,559
HeidelbergCement AG	3,275	259,705
Henkel AG & Co. KGaA	2,387	227,501
Hugo Boss AG	1,539	172,004
Infineon Technologies AG	25,720	319,141
K+S AG Reg.	4,396	185,180
Kabel Deutschland Holding AG (a)	526	70,369
Lanxess AG	2,154	127,009
Linde AG	4,287	812,013
MAN AG	832	85,697
Merck KGaA	2,988	297,740
Metro AG	3,815	120,279
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,997	708,513
Osram Licht AG	2,093	100,230
ProsiebenSat.1 Media AG Reg.	5,053	249,557
QIAGEN NV (a)	5,281	129,732
RTL Group SA	864	78,079
RWE AG	11,474	246,690
SAP SE	22,570	1,575,151
Siemens AG Reg.	18,338	1,847,125
Symrise AG	2,828	175,516
Telefonica Deutschland Holding AG	13,730	79,137
ThyssenKrupp AG	8,455	219,957
United Internet AG Reg.	2,893	128,607
Volkswagen AG	817	189,043

		24,976,784

Hong Kong (3.23%)
AIA Group Ltd.	278,754	1,817,831
ASM Pacific Technology Ltd.	5,900	58,303
Bank of East Asia Ltd., The	29,625	129,560
BOC Hong Kong Holdings Ltd.	86,500	361,554
Cathay Pacific Airways Ltd.	29,000	71,307
Cheung Kong Infrastructure Holdings Ltd.	13,000	100,877
Cheung Kong Property Holdings Ltd. (a)	65,659	542,955
CK Hutchison Holdings Ltd.	62,159	917,364
CLP Holdings Ltd.	43,283	367,413
First Pacific Company Ltd.	58,500	49,281
Galaxy Entertainment Group Ltd.	55,000	218,537
Hang Lung Properties Ltd.	50,000	149,002
Hang Seng Bank Ltd.	17,674	345,429
Henderson Land Development Co. Ltd.	26,882	184,668

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
HKT Trust and HKT Ltd.	61,100	$71,729
Hong Kong & China Gas Co. Ltd.	162,625	341,549
Hong Kong Exchanges & Clearing Ltd.	25,500	900,052
Hysan Development Co. Ltd.	13,000	56,266
Kerry Properties Ltd.	14,000	54,905
Li & Fung Ltd.	132,000	104,727
Link REIT, The	53,500	313,689
MGM China Holdings Ltd.	23,600	38,605
MTR Corporation Ltd.	32,500	151,147
New World Development Company Ltd.	123,714	162,472
NWS Holdings Ltd.	36,327	52,769
PCCW Ltd.	101,000	60,197
Power Assets Holdings Ltd.	32,000	291,451
Sands China Ltd.	56,400	189,175
Shangri-La Asia Ltd.	26,960	37,563
Sino Land Co. Ltd.	72,600	121,569
SJM Holdings Ltd.	48,000	51,830
Sun Hung Kai Properties Ltd.	39,000	633,435
Swire Pacific Ltd. Class A	13,500	169,892
Swire Properties Ltd.	26,400	84,123
Techtronic Industries Company Ltd.	32,500	106,914
WH Group Ltd. (a) (c)	135,000	92,130
Wharf Holdings Ltd., The	30,953	206,046
Wheelock and Co. Ltd.	22,000	112,816
Wynn Macau Ltd.	34,800	57,824
Yue Yuen Industrial Holdings Ltd.	18,500	61,694

		9,838,650

Ireland (0.36%)
Bank of Ireland (a)	622,939	251,404
CRH PLC (Dublin)	18,744	529,105
Kerry Group PLC Class A (Dublin)	3,634	269,375
Ryanair Holdings PLC	4,140	54,555

		1,104,439

Israel (0.59%)
Azrieli Group	836	33,382
Bank Hapoalim B.M.	25,304	136,311
Bank Leumi Le-Israel (a)	30,149	127,500
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	74,634
Delek Group Ltd.	101	29,787
Israel Chemicals Ltd.	10,564	73,815
Israel Corporation Ltd., The	58	20,455
Mizrahi Tefahot Bank Ltd.	2,895	35,908
NICE Systems Ltd.	1,480	94,119
Teva Pharmaceutical Industries Ltd.	19,987	1,182,077

		1,807,988

Italy (2.28%)
Assicurazioni Generali SpA	27,047	487,275
Atlantia SpA	9,727	240,306
Banca Monte dei Paschi di Siena SpA (a)	54,846	106,759

See accompanying notes to financial statements.	49

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Banco Popolare Societa Cooperativa (a)	8,104	$133,353
CNH Industrial NV	21,818	198,969
Enel Green Power SpA	41,261	80,638
Enel SpA	151,660	687,133
Eni SpA	58,751	1,042,737
EXOR SpA	2,361	112,709
Fiat Chrysler Automobiles NV (Italy) (a)	20,822	305,024
Finmeccanica SpA (a)	9,416	118,411
Intesa Sanpaolo	292,378	1,060,014
Luxottica Group SpA	3,821	254,099
Mediobanca SpA	14,187	139,105
Pirelli & C. SpA	5,332	89,998
Prysmian SpA	4,884	105,523
Saipem SpA (a)	6,534	69,020
Snam SpA	47,044	223,844
Telecom Italia SpA (a)	231,281	293,426
Tenaris SA	10,928	147,172
Terna - Rete Elettrica Nationale SpA	34,262	151,413
UBI Banca - Unione di Banche Italiane ScpA	20,407	163,692
UniCredit SpA	101,335	680,664
UnipolSai SpA	21,345	52,876

		6,944,160

Japan (22.58%)
ABC-Mart Inc.	600	36,719
ACOM Co. Ltd. (a)	10,800	41,476
Advantest Corp.	3,480	36,226
Aeon Co. Ltd.	14,700	208,696
Aeon Credit Service Co. Ltd.	2,800	77,787
Aeon Mall Co. Ltd.	2,800	52,484
Air Water Inc.	3,000	54,933
Aisin Seiki Co. Ltd.	4,400	187,311
Ajinomoto Co. Inc.	13,000	281,648
Alfresa Holdings Corp.	4,000	62,295
All Nippon Airways Co. Ltd.	27,000	73,266
Amada Holdings Co. Ltd.	7,900	83,528
Aozora Bank Ltd.	28,000	105,699
Asahi Glass Co. Ltd.	23,000	138,130
Asahi Group Holdings Ltd.	8,900	283,068
Asahi Kasei Corp.	29,000	238,260
ASICS Corp.	3,600	93,100
Astellas Pharma Inc.	49,700	708,840
Bandai Namco Holdings Inc.	4,100	79,330
Bank of Kyoto Ltd., The	8,000	92,168
Bank of Yokohama Ltd., The	27,000	165,594
Benesse Holdings Inc.	1,700	42,644
Bridgestone Corp.	15,000	554,909
Brother Industries Ltd.	5,600	79,343
CALBEE Inc.	1,600	67,459
Canon Inc.	24,500	797,248
Casio Computer Co. Ltd.	4,900	96,731
Central Japan Railway Co.	3,300	596,041
Chiba Bank Ltd., The	16,000	121,976
Chiyoda Corp.	4,000	35,429

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chubu Electric Power Co. Inc.	14,800	$220,637
Chugai Pharmaceutical Co. Ltd.	5,300	182,968
Chugoku Bank Ltd., The	4,000	63,112
Chugoku Electric Power Company Inc., The	6,500	94,856
Citizen Holdings Co. Ltd.	5,900	41,170
Colopl Inc.	1,000	20,207
Credit Saison Co. Ltd.	3,200	68,610
Dai Nippon Printing Co. Ltd.	13,000	134,318
Daicel Chemical Industries Ltd.	7,000	89,913
Daihatsu Motor Co. Ltd.	4,300	61,240
Dai-ichi Life Insurance Company Ltd.	25,200	495,517
Daiichi Sankyo Co. Ltd.	15,113	279,575
Daikin Industries Ltd.	5,400	388,680
Daito Trust Construction Co. Ltd.	1,700	176,133
Daiwa House Industry Co. Ltd.	14,000	326,364
Daiwa Securities Group Inc.	38,000	284,787
Denso Corp.	11,100	552,891
Dentsu Inc.	4,900	253,838
Don Quijote Holdings Co. Ltd.	2,800	119,198
East Japan Railway Co.	7,800	701,704
Eisai Co. Ltd.	5,800	389,368
Electric Power Development Co. Ltd.	3,280	115,913
FamilyMart Co. Ltd.	1,200	55,203
Fanuc Corp.	4,700	963,157
Fast Retailing Co. Ltd.	1,200	544,773
Fuji Electric Co. Ltd.	13,000	55,979
Fuji Heavy Industries Ltd.	13,600	500,950
FUJIFILM Holdings Corp.	10,600	378,797
Fujitsu Ltd.	44,000	246,056
Fukuoka Financial Group Inc.	18,000	93,394
GungHo Online Entertainment Inc.	9,500	36,949
Gunma Bank Ltd.	8,000	59,092
Hachijuni Bank Ltd., The	10,000	75,499
Hakuhodo DY Holdings Inc.	5,900	63,201
Hamamatsu Photonics KK	3,400	100,290
Hankyu Hanshin Holdings Inc.	26,000	153,597
Hikari Tsushin Inc.	400	26,997
Hino Motors Ltd.	6,000	74,225
Hirose Electric Co. Ltd.	700	100,266
Hiroshima Bank Ltd., The	11,000	65,792
Hisamitsu Pharmaceutical Co. Inc.	1,200	46,623
Hitachi Chemical Co. Ltd.	2,500	45,104
Hitachi Construction Machinery Co. Ltd.	2,400	42,044
Hitachi High-Technologies Corp.	1,400	39,408
Hitachi Ltd.	111,000	731,747
Hitachi Metals Ltd.	5,000	76,848
Hokuhoku Financial Group Inc.	29,000	68,481
Hokuriku Electric Power Co.	4,100	61,106
Honda Motor Co. Ltd.	37,700	1,220,317
Hoya Corp.	9,700	388,919
Hulic Company Ltd.	5,900	52,354
Ibiden Co. Ltd.	3,000	50,742
Idemitsu Kosan Co. Ltd.	2,000	39,270
IHI Corp.	32,000	149,038

50	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Iida Group Holdings Co. Ltd.	3,800	$60,547
INPEX Corp.	20,700	235,356
Isetan Mitsukoshi Holdings Ltd.	7,880	140,879
Isuzu Motors Ltd.	14,000	183,887
Itochu Corp.	36,300	479,610
Itochu Techno-Solutions Corp.	1,200	29,906
Iyo Bank Ltd., The	6,000	73,735
J. Front Retailing Co. Ltd.	5,700	107,307
Japan Airlines Co. Ltd.	2,900	101,181
Japan Airport Terminal Co. Ltd.	1,000	54,500
Japan Display Inc. (a)	8,500	32,018
Japan Exchange Group Inc.	6,100	198,125
Japan Prime Realty Investment Corp.	19	59,072
Japan Real Estate Investment Corp.	28	127,205
Japan Retail Fund Investment Corp.	57	114,061
Japan Tobacco Inc.	25,500	908,549
JFE Holdings Inc.	11,300	250,819
JGC Corp.	5,000	94,456
Joyo Bank Ltd., The	16,000	89,684
JSR Corp.	3,900	68,959
JTEKT Corp.	5,100	96,595
JX Holdings Inc.	51,400	221,837
Kajima Corp.	20,000	93,966
Kakaku.com Inc.	3,100	44,885
Kamigumi Co. Ltd.	4,000	37,586
Kaneka Corp.	7,000	51,191
Kansai Electric Power Company Inc., The (a)	16,800	186,072
Kansai Paint Co. Ltd.	5,000	77,501
Kao Corp.	11,800	548,902
Kawasaki Heavy Industries Ltd.	34,000	158,631
KDDI Corp.	40,500	977,546
Keihan Electric Railway Co. Ltd.	11,000	64,085
Keikyu Corp.	10,000	75,499
Keio Corp.	14,000	100,208
Keisei Electric Railway Co. Ltd.	6,000	71,381
Keyence Corp.	1,064	574,317
Kikkoman Corp.	3,000	93,761
Kintetsu Group Holdings Co. Ltd.	41,000	139,698
Kirin Holdings Co. Ltd.	19,300	265,881
Kobe Steel Ltd.	72,000	121,191
Koito Manufacturing Company Ltd.	2,000	78,032
Komatsu Ltd.	21,600	433,641
Konami Corp.	2,400	44,633
Konica Minolta Holdings Inc.	10,000	116,763
Kubota Corp.	26,000	412,461
Kuraray Co. Ltd.	7,600	92,962
Kurita Water Industries Ltd.	2,400	55,968
Kyocera Corp.	7,500	389,937
Kyowa Hakko Kirin Co. Ltd.	5,000	65,408
Kyushu Electric Power Co. Inc. (a)	10,000	116,027
Lawson Inc.	1,500	102,709
LIXIL Group Corp.	6,100	121,118
M3 Inc.	4,600	92,537
Mabuchi Motor Co. Ltd.	1,200	75,892
Makita Corp.	2,600	141,063

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Marubeni Corp.	39,000	$223,799
Marui Group Co. Ltd.	5,600	75,682
Maruichi Steel Tube Ltd.	1,100	27,324
Mazda Motor Corp.	12,300	241,005
McDonald’s Holdings Company Ltd. (Japan)	1,600	33,795
MEDIPAL HOLDINGS CORP.	3,300	53,847
MEIJI Holdings Company Ltd.	1,419	183,194
Minebea Co. Ltd.	7,000	115,594
Miraca Holdings Inc.	1,400	70,009
Mitsubishi Chemical Holdings Corp.	31,800	200,203
Mitsubishi Corp.	31,700	697,278
Mitsubishi Electric Corp.	45,000	581,689
Mitsubishi Estate Company Ltd.	29,000	624,738
Mitsubishi Gas Chemical Co. Inc.	9,000	50,447
Mitsubishi Heavy Industries Ltd.	71,000	432,028
Mitsubishi Logistics Corp.	3,000	39,417
Mitsubishi Materials Corp.	25,000	96,008
Mitsubishi Motors Corp.	14,400	122,603
Mitsubishi Tanabe Pharma Corp.	5,500	82,465
Mitsubishi UFJ Financial Group Inc.	294,460	2,116,811
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	63,505
Mitsui & Co. Ltd.	39,100	531,141
Mitsui Chemicals Inc.	20,000	74,356
Mitsui Fudosan Co. Ltd.	22,000	616,040
Mitsui OSK Lines Ltd.	25,000	80,075
mixi Inc.	800	39,743
Mizuho Financial Group Inc.	533,500	1,155,186
MS&AD Insurance Group Holdings Inc.	11,700	364,523
Murata Manufacturing Co. Ltd.	4,700	820,297
Nabtesco Corp.	2,400	60,203
Nagoya Railroad Co. Ltd.	20,000	74,846
NEC Corp.	64,000	194,011
Nexon Co. Ltd.	2,800	38,528
NGK Insulators Ltd.	6,000	154,676
NGK Spark Plug Co. Ltd.	4,000	110,961
NH Foods Ltd.	4,000	91,318
NHK Spring Co. Ltd.	4,100	45,193
Nidec Corp.	5,000	374,433
Nikon Corp.	7,900	91,403
Nintendo Co. Ltd.	2,500	418,148
Nippon Building Fund Inc.	32	140,148
Nippon Electric Glass Co. Ltd.	10,000	50,660
Nippon Express Co. Ltd.	20,000	98,378
Nippon Paint Co. Ltd.	3,400	95,984
Nippon Prologis REIT Inc.	35	64,461
Nippon Steel Corp.	175,000	453,855
Nippon Telegraph & Telephone Corp.	17,200	623,085
Nippon Yusen KK	38,000	105,879
Nissan Motor Co. Ltd.	57,600	600,074
Nisshin Seifun Group Inc.	5,300	70,502
Nissin Foods Holdings Co. Ltd.	1,400	61,429
Nitori Holdings Co. Ltd.	1,600	130,474
Nitto Denko Corp.	3,700	304,139
NOK Corp.	2,100	65,204

See accompanying notes to financial statements.	51

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Nomura Holdings Inc.	84,400	$572,804
Nomura Real Estate Holdings Inc.	3,100	65,098
Nomura Research Institute Ltd.	2,500	97,847
NSK Ltd.	11,000	169,964
NTT Data Corp.	2,800	122,401
NTT DoCoMo Inc.	35,400	678,005
NTT Urban Development Corp.	2,900	28,861
Obayashi Corp.	14,000	102,153
Odakyu Electric Railway Co. Ltd.	15,000	140,091
Oji Paper Co. Ltd.	17,000	73,898
Olympus Corp.	5,600	193,553
OMRON Corp.	4,600	199,959
Ono Pharmaceutical Co. Ltd.	1,900	207,566
Oracle Corp. Japan	900	37,652
Oriental Land Co. Ltd.	4,800	306,508
Orix Corp.	30,600	455,306
Osaka Gas Co. Ltd.	43,000	169,808
OTSUKA Corp.	1,200	56,085
Otsuka Holdings Co. Ltd.	9,200	293,436
Panasonic Corp.	50,900	699,337
Park24 Co. Ltd.	2,000	34,269
Rakuten Inc.	18,700	302,155
Recruit Holdings Co Ltd.	3,400	103,763
Resona Holdings Inc.	51,100	279,122
Ricoh Co. Ltd.	16,700	173,297
RINNAI Corp.	800	63,080
Rohm Co. Ltd.	2,200	147,583
Sankyo Co. Ltd.	1,000	35,421
Sanrio Co. Ltd.	1,100	29,885
Santen Pharmaceutical Co. Ltd.	9,000	127,442
SBI Holdings Inc.	4,345	59,858
Secom Co. Ltd.	4,900	318,099
Sega Sammy Holdings Inc.	4,068	53,183
Seibu Holdings Inc.	2,500	57,932
Seiko Epson Corp.	5,800	102,887
Sekisui Chemical Co. Ltd.	10,000	122,809
Sekisui House Ltd.	13,000	206,496
Seven & I Holdings Co. Ltd.	17,440	749,556
Seven Bank Ltd.	14,000	64,861
Sharp Corp. (a)	37,000	45,046
Shikoku Electric Power Co. Inc.	3,900	58,412
Shimadzu Corp.	5,000	67,941
Shimamura Co. Ltd.	500	52,539
Shimano Inc.	1,800	245,618
Shimizu Corp.	14,000	117,939
Shin-Etsu Chemical Co. Ltd.	9,500	589,864
Shinsei Bank Ltd.	39,000	78,711
Shionogi & Co. Ltd.	6,700	259,766
Shiseido Co. Ltd.	8,600	195,210
Shizuoka Bank Ltd., The	12,000	125,408
Showa Shell Sekiyu KK	4,300	37,594
SMC Corp.	1,200	361,466
Softbank Corp.	22,300	1,313,565
Sompo Japan Nipponkoa Holdings Inc.	7,500	275,248
Sony Corp. (a)	26,500	749,518

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sony Financial Holdings Inc.	4,200	$73,646
Stanley Electric Co. Ltd.	3,500	72,983
Sumitomo Chemical Co. Ltd.	33,000	198,456
Sumitomo Corp.	25,900	301,357
Sumitomo Dainippon Pharma Co. Ltd.	3,700	40,784
Sumitomo Electric Industries Ltd.	17,400	269,705
Sumitomo Heavy Industries Ltd.	12,000	70,009
Sumitomo Metal Mining Co. Ltd.	12,000	182,718
Sumitomo Mitsui Financial Group Inc.	29,500	1,315,852
Sumitomo Mitsui Trust Holdings Inc.	76,000	348,128
Sumitomo Realty & Development Co. Ltd.	8,000	280,655
Sumitomo Rubber Industries Ltd.	3,700	57,351
Suntory Beverage & Food Ltd.	3,300	131,450
Suruga Bank Ltd.	4,000	85,860
Suzuken Co. Ltd.	1,800	57,654
Suzuki Motor Corp.	8,300	280,431
Sysmex Corp.	3,300	196,838
T&D Holdings Inc.	13,200	196,838
TAIHEIYO CEMENT CORP.	26,000	76,055
Taisei Corp.	24,000	137,860
Taisho Pharmaceutical Holdings Co. Ltd.	800	54,059
Taiyo Nippon Sanso Corp.	3,000	36,303
Takashimaya Co. Ltd.	6,000	54,418
Takeda Pharmaceutical Company Ltd.	18,300	883,861
TDK Corp.	2,900	222,029
Teijin Ltd.	23,000	89,267
Terumo Corp.	7,000	167,986
THK Co. Ltd.	2,400	51,889
Tobu Railway Co. Ltd.	22,000	94,554
Toho Co. Ltd.	2,700	67,177
Toho Gas Co. Ltd.	10,000	59,239
Tohoku Electric Power Co. Inc.	10,800	146,312
Tokio Marine Holdings Inc.	16,000	665,964
Tokyo Electric Power Company Inc. (a)	33,600	183,120
Tokyo Electron Ltd.	4,000	253,201
Tokyo Gas Co. Ltd.	53,000	281,489
Tokyo Tatemono Co. Ltd.	5,000	69,453
Tokyu Corp.	26,000	174,204
Tokyu Fudosan Holdings Corp.	11,900	91,789
TonenGeneral Sekiyu KK	7,000	65,147
Toppan Printing Co. Ltd.	12,000	100,404
Toray Industries Inc.	33,000	279,213
Toshiba Corp.	94,000	323,357
Toto Ltd.	6,000	108,151
Toyo Seikan Kaisha Ltd.	3,800	60,919
Toyo Suisan Kaisha Ltd.	2,000	72,966
Toyoda Gosei Co. Ltd.	1,600	38,606
Toyota Industries Corp.	3,700	211,023
Toyota Motor Corp.	62,800	4,209,245
Toyota Tsusho Corp.	4,800	128,839
Trend Micro Inc.	2,300	78,743
Unicharm Corp.	8,700	206,828
United Urban Investment Corp.	56	79,206

52	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
USS Co. Ltd.	5,200	$93,900
West Japan Railway Co.	3,800	243,273
Yahoo Japan Corp.	32,200	129,973
Yakult Honsha Co. Ltd.	2,000	118,642
Yamada Denki Co. Ltd.	19,100	76,472
Yamaguchi Financial Group Inc.	5,000	62,303
Yamaha Corp.	4,200	84,765
Yamaha Motor Co. Ltd.	6,000	131,242
Yamato Holdings Co. Ltd.	8,000	154,888
Yamazaki Baking Co. Ltd.	3,000	49,982
Yaskawa Electric Corp.	5,000	64,060
Yokogawa Electric Corp.	4,800	61,733
Yokohama Rubber Company Ltd., The	2,500	50,210

		68,820,998

Netherlands (3.00%)
Aegon NV	42,548	312,689
Akzo Nobel NV	5,597	407,273
Altice SA (a)	2,010	276,857
ArcelorMittal	23,318	227,024
ASML Holding NV	8,105	837,624
Delta Lloyd NV	4,891	80,291
Gemalto NV	1,814	161,544
Heineken Holding NV	2,373	166,537
Heineken NV	5,353	406,227
ING Groep NV CVA	89,276	1,474,029
Koninklijke Ahold NV	20,528	384,479
Koninklijke Boskalis Westminster NV	2,014	98,569
Koninklijke DSM NV	3,964	229,802
Koninklijke KPN NV	72,952	278,964
Koninklijke Philips NV	21,651	550,820
Koninklijke Vopak NV	1,674	84,476
NN Group NV	4,443	124,897
OCI NV (a)	1,933	54,629
Randstad Holding NV	2,933	190,992
Reed Elsevier NV	15,260	361,943
TNT Express NV	9,838	83,455
Unibail-Rodamco SE (Amsterdam)	2,286	577,755
Unilever NV CVA	37,796	1,574,022
Wolters Kluwer - CVA	7,005	208,085

		9,152,983

New Zealand (0.13%)
Auckland International Airport Ltd.	20,331	67,990
Contact Energy Ltd.	9,092	30,868
Fletcher Building Ltd.	16,252	89,427
Meridian Energy Ltd.	27,088	39,649
Mighty River Power Ltd.	15,055	28,464
Ryman Healthcare Ltd.	7,561	40,580
Spark New Zealand Ltd.	43,136	81,701

		378,679

Norway (0.64%)
DnB NOR ASA	22,571	376,547

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Gjensidige Forsikring ASA	4,480	$72,224
Norsk Hydro ASA	30,366	128,002
Orkla ASA	19,192	151,030
Seadrill Ltd.	9,069	94,502
Statoil ASA	25,646	458,265
Subsea 7 SA (a)	6,623	64,832
Telenor ASA	17,436	382,058
Yara International ASA	4,183	217,888

		1,945,348

Portugal (0.15%)
Banco Comercial Portugues SA Rights (a)	831,357	72,293
Energias de Portugal SA	54,555	207,094
Galp Energia SGPS SA B Shares	9,078	106,469
Jeronimo Martins SGPS SA	6,268	80,361

		466,217

Singapore (1.42%)
Ascendas Real Estate Investment Trust	47,000	85,845
CapitaLand Commercial Trust	43,000	49,805
Capitaland Ltd.	58,892	153,040
CapitaLand Mall Trust	58,000	92,586
City Developments Ltd.	10,031	72,839
Comfortdelgro Corp. Ltd.	47,000	109,225
DBS Group Holdings Ltd.	39,967	613,964
Genting Singapore PLC	136,500	90,706
Global Logistic Properties Ltd.	75,000	140,884
Golden Agri-Resources Ltd.	166,702	50,746
Hutchison Port Holdings Trust	130,000	81,900
Jardine Cycle & Carriage Ltd.	2,415	59,351
Jardine Cycle & Carriage Ltd. Rights (a) (b)	269	1,415
Keppel Corp. Ltd.	33,202	202,636
Noble Group Ltd.	108,654	61,311
Oversea-Chinese Banking Corporation Ltd.	68,935	521,037
Sembcorp Industries Ltd.	21,200	61,230
Sembcorp Marine Ltd.	21,200	44,703
Singapore Airlines Ltd.	13,000	103,568
Singapore Exchange Ltd.	19,000	110,458
Singapore Press Holdings Ltd.	36,030	109,145
Singapore Technologies Engineering Ltd.	36,381	89,139
Singapore Telecommunications Ltd.	183,150	572,492
StarHub Ltd.	15,000	43,992
Suntec Real Estate Investment Trust	53,000	67,881
United Overseas Bank Ltd.	29,799	510,423
UOL Group Ltd.	10,797	55,474
Wilmar International Ltd.	44,000	107,154
Yangzijiang Shipbuilding Holdings Ltd.	48,000	50,429

		4,313,378

See accompanying notes to financial statements.	53

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.45%)
Abertis Infraestructuras SA	9,527	$156,238
Abertis Infraestructuras SA Rights (a) (b)	9,527	7,812
ACS Actividades de Construccion y Servicios SA	4,144	133,308
Aena SA (a) (c)	1,551	162,089
Amadeus IT Holding SA A Shares	10,282	409,855
Banco Bilbao Vizcaya Argentaria SA	145,982	1,430,880
Banco de Sabadell SA	112,307	271,070
Banco de Sabadell SA Interim Shares (a) (b)	1,895	4,574
Banco Popular Espanol SA	41,753	202,299
Banco Santander SA	332,918	2,324,905
Bankia SA (a)	108,509	137,665
Bankinter SA	15,383	113,686
CaixaBank SA	53,915	249,805
Distribuidora Internacional de Alimentacion SA	14,395	109,931
Enagas SA	4,514	122,766
Endesa SA	7,349	140,633
Ferrovial SA	9,611	208,403
Gas Natural SDG SA	7,857	178,166
Grifols SA	3,546	142,831
Iberdrola SA	124,686	839,875
Industria de Diseno Textil SA	25,134	816,941
International Consolidated Airlines Group SA (a)	18,956	147,424
Mapfre SA	24,761	85,216
Red Electrica Corporacion SA	2,447	196,091
Repsol SA	24,071	422,660
Repsol SA Rights (a)	24,071	12,479
Telefonica SA	102,583	1,458,149
Zardoya Otis SA	3,785	41,227
Zardoya Otis SA Rights (a)	3,785	1,650

		10,528,628

Sweden (2.90%)
Alfa Laval AB	7,335	129,093
Assa Abloy AB Class B	23,391	440,459
Atlas Copco AB Class A	15,402	431,041
Atlas Copco AB Class B	9,023	224,763
Boliden AB	6,475	118,021
Electrolux AB Series B	5,586	175,063
Elekta AB B Shares	9,032	56,655
Getinge AB B Shares	4,571	110,004
Hennes & Mauritz AB (H&M) B Shares	21,946	845,029
Hexagon AB B Shares	5,817	210,791
Husqvarna AB B Shares	9,274	69,864
ICA Gruppen AB	1,730	61,375
Industrivarden AB C Shares	3,651	68,793
Investment AB Kinnevik B Shares	5,361	169,499
Investor AB B Shares	10,602	395,056
Lundin Petroleum AB (a)	4,808	82,358
Millicom International Cellular SA SDR	1,498	110,500
Nordea Bank AB	70,327	877,195
Sandvik AB	24,742	273,540

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Securitas AB Class B	7,197	$95,151
Skandinaviska Enskilda Banken AB Class A	35,512	454,082
Skanska AB Class B	8,849	179,332
SKF AB B Shares	9,025	205,870
Svenska Cellulosa AB Class B	13,326	338,863
Svenska Handelsbanken AB A Shares	34,413	502,298
Swedbank AB - A Shares	20,868	486,593
Swedish Match AB	4,636	131,868
Tele2 AB B Shares	7,142	83,052
Telefonaktiebolaget LM Ericsson B Shares	70,463	730,142
TeliaSonera AB	59,627	351,079
Volvo AB B Shares	35,646	442,466

		8,849,895

Switzerland (9.11%)
ABB Ltd. Reg.	50,929	1,066,568
Actelion Ltd. Reg.	2,374	347,359
Adecco SA Reg.	3,886	315,469
Aryzta AG	1,931	95,213
Baloise Holding AG Reg.	1,041	126,931
Barry Callebaut AG Reg.	52	59,233
Chocoladefabriken Lindt & Sprungli AG Reg.	2	125,098
Chocoladefabriken Lindt & Sprungli AG	22	116,336
Compagnie Financiere Richemont SA Reg.	12,085	983,009
Credit Suisse Group AG Reg.	35,520	976,377
Dufry AG Reg. (a)	621	86,480
Ems-Chemie Holding AG Reg	173	73,089
Geberit AG Reg.	886	295,381
Givaudan SA Reg.	215	372,073
Holcim Ltd. Reg. (a)	5,340	394,096
Julius Baer Group Ltd.	5,026	281,955
Kuehne & Nagel International AG Reg.	1,281	170,033
Lonza Group AG Reg.	1,219	162,846
Nestle SA Reg.	74,259	5,361,231
Novartis AG Reg.	53,037	5,227,402
Pargesa Holding SA	681	45,815
Partners Group Holding AG	391	116,888
Roche Holding AG	16,183	4,534,944
Schindler Holding AG	1,047	171,224
Schindler Holding AG Reg.	476	77,742
SGS SA Reg	128	233,561
Sika AG	51	179,901
Sonova Holding AG Reg.	1,266	171,156
Sulzer AG Reg.	564	58,002
Swatch Group AG Reg., The	1,093	82,067
Swatch Group AG, The	720	280,391
Swiss Life Holding AG Reg.	736	168,541
Swiss Prime Site AG Reg.	1,448	109,884
Swiss Re AG	8,115	718,238
Swisscom AG	598	335,154
Syngenta AG Reg.	2,166	880,347

54	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Transocean Ltd.	8,641	$139,742
UBS Group AG	83,890	1,779,281
Zurich Insurance Group AG	3,459	1,052,924

		27,771,981

United Kingdom (20.03%)
3i Group PLC	21,674	175,898
Aberdeen Asset Management PLC	21,593	137,069
Admiral Group PLC	4,312	93,972
Aggreko PLC	5,866	132,632
Amec Foster Wheeler PLC	8,869	113,922
Anglo American PLC	32,157	464,088
Antofagasta PLC	8,948	96,941
ARM Holdings PLC	32,509	529,697
Ashtead Group PLC	11,565	199,705
Associated British Foods PLC	8,228	371,170
AstraZeneca PLC	29,204	1,844,190
Aviva PLC	92,143	713,040
Babcock International Group PLC	5,898	100,086
BAE Systems PLC	72,429	513,484
Barclays PLC	380,377	1,556,923
Barratt Developments PLC	22,784	219,987
BG Group PLC	79,063	1,316,193
BHP Billiton PLC	48,936	960,365
BP PLC	418,971	2,765,882
British American Tobacco PLC	42,844	2,298,931
British Land Company PLC	22,701	283,033
BT Group PLC	192,192	1,359,521
Bunzl PLC	7,625	208,226
Burberry Group PLC	10,307	254,421
Capita PLC	15,168	295,049
Carnival PLC	4,273	218,136
Centrica PLC	115,202	477,507
Cobham PLC	26,798	110,740
Coca-Cola HBC AG CDI	4,506	96,855
Compass Group PLC	38,620	638,978
Croda International PLC	3,086	133,441
Diageo PLC	58,335	1,687,440
Direct Line Insurance Group PLC	32,364	170,761
Dixons Carphone PLC	23,089	164,523
easyJet PLC	3,869	93,984
Experian PLC	22,870	416,481
Fresnillo PLC	4,520	49,288
G4S PLC	35,279	148,891
GKN PLC	38,488	202,286
GlaxoSmithKline PLC	112,491	2,337,538
Glencore PLC	255,945	1,026,698
Hammerson PLC	18,272	176,709
Hargreaves Lansdown PLC	5,997	108,645
HSBC Holdings PLC	444,025	3,977,441
ICAP PLC	12,316	102,466
IMI PLC	6,391	112,971
Imperial Tobacco Group PLC	22,144	1,067,125
Inmarsat PLC	10,040	144,423
InterContinental Hotels Group PLC	5,479	220,904
Intertek Group PLC	3,712	142,896

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Intu Properties PLC	20,570	$99,418
Investec PLC	12,634	113,549
ITV PLC	90,025	372,443
J Sainsbury PLC	27,963	116,564
Johnson Matthey PLC	4,699	224,305
Kingfisher PLC	53,689	292,978
Land Securities Group PLC	18,231	344,891
Legal & General Group PLC	137,511	537,784
Lloyds Banking Group PLC	1,325,371	1,775,114
London Stock Exchange Group PLC	7,190	267,746
Marks & Spencer Group PLC	37,478	315,636
Meggitt PLC	18,473	135,376
Melrose Industries PLC	23,236	90,361
Merlin Entertainments PLC (c)	16,303	109,406
Mondi PLC	8,441	181,835
National Grid PLC	87,141	1,118,913
Next PLC	3,337	390,623
Old Mutual PLC	112,540	356,309
Pearson PLC	18,861	357,106
Persimmon PLC	6,954	215,798
Petrofac Ltd.	6,369	92,617
Prudential PLC	59,522	1,433,254
Randgold Resources Ltd.	2,005	134,993
Reckitt Benckiser Group PLC	14,945	1,288,710
Reed Elsevier PLC (London)	26,316	427,962
Rexam PLC	16,065	139,337
Rio Tinto PLC	29,501	1,211,679
Rolls-Royce Holdings PLC	43,667	596,922
Royal Bank of Scotland Group PLC (a)	58,483	322,998
Royal Dutch Shell PLC Class A	89,664	2,516,902
Royal Dutch Shell PLC Class B	56,484	1,603,721
Royal Mail PLC	14,799	119,636
RSA Insurance Group PLC	23,915	149,254
SABMiller PLC	22,358	1,160,695
Sage Group PLC, The	24,700	198,901
Schroders PLC	2,925	145,966
SEGRO PLC	17,831	113,693
Severn Trent PLC	5,419	177,189
Shire PLC	13,649	1,092,673
Sky PLC	24,148	393,464
Smith & Nephew PLC	20,919	353,013
Smiths Group PLC	9,113	161,659
Sports Direct International (a)	6,351	71,699
SSE PLC	22,788	549,975
Standard Chartered PLC	56,944	911,732
Standard Life PLC	45,083	314,515
Tate & Lyle PLC	10,415	85,014
Taylor Wimpey PLC	74,910	218,691
Tesco PLC	189,081	631,472
Travis Perkins PLC	5,610	185,990
TUI AG (United Kingdom)	10,564	170,966
Tullow Oil PLC	21,305	113,716
Unilever PLC	29,740	1,275,701
United Utilities Group PLC	15,647	219,301
Vodafone Group PLC	613,099	2,214,218
Weir Group PLC, The	4,892	130,441

See accompanying notes to financial statements.	55

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Whitbread PLC	4,175	$324,456
William Hill PLC	20,900	132,374
William Morrison Supermarkets PLC	49,550	140,763
Wolseley PLC	6,044	385,848
WPP PLC	30,313	679,194

		61,039,011

Total Common Stocks
(cost $258,288,603)		298,914,736

Preferred Stocks (0.66%)
Germany (0.59%)
Bayerische Moteren Werke (BMW) AG	1,238	104,798
Fuchs Petrolub SE	1,734	73,237
Henkel AG & Co. KGaA	4,088	458,485
Porsche Automobil Holding SE	3,588	302,286
Volkswagen AG	3,765	873,061

		1,811,867

Italy (0.07%)
Intesa Sanpaolo RSP	21,892	69,851
Telecom Italia RNC SpA	135,587	138,386

		208,237

Total Preferred Stocks
(cost $1,096,370)		2,020,104

	Shares	Value
Short-term Investments (0.08%)
State Street Institutional U.S. Government Money Market Fund (a)	253,490	$253,490

Total Short-term Investments
(cost $253,490)		253,490

TOTAL INVESTMENTS (98.81%)
(cost $259,638,463)		301,188,330
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.19%)		3,619,645

NET ASSETS (100.00%)		$304,807,975

(a)	Non-income producing security.
(b)

In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of these securities amounted to $363,625 or 0.12% of net assets.

(d)	At June 30, 2015, cash in the amount of $138,790 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

56	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$90,411,826	30.02
Japanese Yen	68,820,998	22.85
British Pound	61,039,011	20.27
Swiss Franc	27,771,981	9.22
Australian Dollar	20,756,538	6.89
Hong Kong Dollar	9,838,650	3.27
Swedish Krona	8,849,895	2.94
Danish Krone	5,000,548	1.66
Singapore Dollar	4,231,478	1.40
Norwegian Krone	1,945,348	0.65
Israeli Shekel	1,807,988	0.60
New Zealand Dollar	378,679	0.12
United States Dollar	335,390	0.11

Total Investments	$301,188,330	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$78,985,528	25.91
Consumer Discretionary	39,635,682	13.00
Industrials	38,020,668	12.48
Health Care	33,879,462	11.12
Consumer Staples	32,895,656	10.79
Materials	22,229,509	7.29
Energy	15,624,001	5.13
Telecommunication Services	14,669,674	4.81
Information Technology	14,234,533	4.67
Utilities	10,760,127	3.53

Total Stocks	300,934,840	98.73
Short-term Investments	253,490	0.08
Cash and Other Assets, Net of Liabilities	3,619,645	1.19

Net Assets	$304,807,975	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	September 2015	$423,004	$414,813	$(8,191)
Euro Stoxx 50 Index	27	September 2015	1,021,425	1,033,666	12,241
FTSE 100 Index	9	September 2015	937,815	919,181	(18,634)
Nikkei 225 Index	10	September 2015	830,636	829,077	(1,559)

Total					$(16,143)

See accompanying notes to financial statements.	57

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
Registered Investment Companies (99.65%)
State Farm Variable Product Trust Bond Fund (a)	3,476,334	$36,084,351
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,888,456	56,411,542

Total Registered Investment Companies
(cost $69,804,974)		92,495,893

TOTAL INVESTMENTS (99.65%)
(cost $69,804,974)		92,495,893
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.35%)		324,311

NET ASSETS (100.00%)		$92,820,204

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

58	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (66.83%)
Aerospace/Defense (0.89%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,469,520

Agriculture, Foods, & Beverage (5.58%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	506,044
Hershey Co.
5.450%, 09/01/2016	500,000	527,682
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,069,914
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,096,767
Mondelez International Inc.
2.250%, 02/01/2019	500,000	500,806
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,076,174
Kellogg Co.
3.125%, 05/17/2022	1,000,000	990,429
Sysco Corp.
2.600%, 06/12/2022	1,000,000	976,968
Kellogg Co.
2.750%, 03/01/2023	1,000,000	962,294
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	984,245
Mondelez International Inc.
4.000%, 02/01/2024	500,000	517,862

		9,209,185

Automotive (1.22%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,004,184
2.750%, 05/17/2021	1,000,000	1,014,548

		2,018,732

Banks (2.81%)
Wachovia Bank NA
5.600%, 03/15/2016	500,000	516,802
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	519,080
Bank of America NA
6.000%, 06/15/2016	500,000	521,777
Wachovia Corp.
5.750%, 06/15/2017	500,000	543,088
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,004,222
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	508,148
US Bancorp
3.700%, 01/30/2024	500,000	517,632
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	502,772

		4,633,521

Chemicals (3.64%)
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	546,220

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	$500,000	$561,068
Praxair Inc.
2.450%, 02/15/2022	1,000,000	975,370
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	962,024
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	974,383
Praxair Inc.
2.700%, 02/21/2023	500,000	490,456
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	485,412
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,010,413

		6,005,346

Commercial Service/Supply (1.27%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,079,772
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,007,480

		2,087,252

Computer Software & Services (0.31%)
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	510,128

Computers (0.66%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,096,346

Consumer & Marketing (2.25%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,076,730
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	550,019
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,099,269
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	992,037

		3,718,055

Electronic/Electrical Manufacturing (0.91%)
Emerson Electric Co.
5.125%, 12/01/2016	500,000	529,292
2.625%, 02/15/2023	1,000,000	976,546

		1,505,838

Financial Services (3.48%)
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	527,198
5.400%, 02/15/2017	500,000	534,303
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,123,589

See accompanying notes to financial statements.	59

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
JPMorgan Chase & Co.
2.200%, 10/22/2019	$500,000	$495,594
4.350%, 08/15/2021	1,000,000	1,070,391
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	997,244
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	490,392
3.625%, 05/13/2024	500,000	496,373

		5,735,084

Health Care (8.47%)
Baxter International Inc.
5.900%, 09/01/2016	500,000	529,028
Wyeth
5.450%, 04/01/2017	500,000	538,480
Amgen Inc.
5.850%, 06/01/2017	500,000	541,343
Johnson & Johnson
5.550%, 08/15/2017	500,000	547,784
AstraZeneca PLC
5.900%, 09/15/2017	500,000	549,244
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,116,088
Pfizer Inc.
2.100%, 05/15/2019	500,000	503,855
Amgen Inc.
2.200%, 05/22/2019	500,000	498,578
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,080,352
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,070,741
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	980,138
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	966,582
Baxter International Inc.
3.200%, 06/15/2023	2,000,000	2,046,472
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	996,383
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,014,756
Pfizer Inc.
3.400%, 05/15/2024	500,000	503,935
Amgen Inc.
3.625%, 05/22/2024	500,000	495,993

		13,979,752

Machinery & Manufacturing (5.91%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	527,589
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,062,629
Honeywell International Inc.
5.300%, 03/15/2017	500,000	536,292
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	540,111

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Cooper U.S. Inc.
6.100%, 07/01/2017	$1,000,000	$1,092,081
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	549,265
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	499,458
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	506,499
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	997,243
Deere & Co.
2.600%, 06/08/2022	1,000,000	983,983
Covidien International
3.200%, 06/15/2022	1,000,000	996,196
3M Co.
2.000%, 06/26/2022	500,000	481,816
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	976,765

		9,749,927

Media & Broadcasting (2.14%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,057,850
Time Warner Inc.
2.100%, 06/01/2019	500,000	496,715
Comcast Corp.
3.125%, 07/15/2022	1,000,000	995,218
Time Warner Inc.
3.550%, 06/01/2024	500,000	487,612
Thomson Reuters Corp.
3.850%, 09/29/2024	500,000	496,854

		3,534,249

Mining & Metals (1.91%)
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,050,282
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	537,705
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	566,890
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	504,280
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	484,618

		3,143,775

Oil & Gas (3.79%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	528,593
Apache Corp.
5.625%, 01/15/2017	500,000	530,316
Shell International Finance
5.200%, 03/22/2017	500,000	535,280
Canadian Natural Resources
5.700%, 05/15/2017	500,000	538,008

60	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Weatherford International Inc.
6.350%, 06/15/2017	$500,000	$535,468
EOG Resources Inc.
5.875%, 09/15/2017	500,000	548,889
Husky Energy Inc.
6.200%, 09/15/2017	500,000	542,938
ConocoPhillips
5.200%, 05/15/2018	500,000	551,701
Apache Corp.
3.250%, 04/15/2022	1,000,000	983,433
Shell International Finance
2.375%, 08/21/2022	500,000	483,315
EOG Resources Inc.
2.625%, 03/15/2023	500,000	480,143

		6,258,084

Retailers (6.22%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,012,719
Target Corp.
5.875%, 07/15/2016	1,000,000	1,053,638
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	528,449
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,069,077
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,079,032
Target Corp.
5.375%, 05/01/2017	500,000	539,681
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	333,936
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	558,320
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,012,346
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,103,114
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	505,972
Walgreen Co.
3.100%, 09/15/2022	500,000	485,613
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	978,962

		10,260,859

Telecom & Telecom Equipment (1.83%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,067,294
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	934,008
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,026,412

		3,027,714

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (1.51%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	$1,500,000	$1,465,467
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,027,773

		2,493,240

Utilities & Energy (12.03%)
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,019,874
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,045,693
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	527,332
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	529,954
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,053,650
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,083,331
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,074,961
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	548,678
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,083,451
Union Electric Co.
6.400%, 06/15/2017	500,000	547,888
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	545,424
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	550,910
Florida Power Corp.
5.800%, 09/15/2017	500,000	547,372
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	549,330
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	551,578
Florida Power Corp.
5.650%, 06/15/2018	500,000	557,254
Pacificorp
5.650%, 07/15/2018	500,000	558,055
Appalachian Power Co.
4.600%, 03/30/2021	500,000	543,572
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,071,195
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	488,878
Northern States Power Co.
2.150%, 08/15/2022	500,000	479,131
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	947,647
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	991,113

See accompanying notes to financial statements.	61

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

June 30, 2015

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Kansas City Power & Light Co.
3.150%, 03/15/2023	$1,000,000	$981,082
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	960,428
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,012,967

		19,850,748

Total Corporate Bonds
(cost $106,637,708)		110,287,355

U.S. Treasury Obligations (26.39%)
U.S. Treasury Notes
4.250%, 08/15/2015	10,000,000	10,052,340
3.250%, 03/31/2017	8,000,000	8,375,624
3.500%, 02/15/2018	10,000,000	10,676,560
2.750%, 02/15/2019	7,500,000	7,898,438
3.625%, 02/15/2020	6,000,000	6,552,654

Total U.S. Treasury Obligations
(cost $42,132,263)		43,555,616

	Shares	Value
Short-term Investments (5.85%)
JPMorgan U.S. Government Money Market Fund	9,661,687	$9,661,687

Total Short-term Investments
(cost $9,661,687)		9,661,687

TOTAL INVESTMENTS (99.07%)
(cost $158,431,658)		163,504,658
OTHER ASSETS, NET OF LIABILITIES (0.93%)		1,535,210

NET ASSETS (100.00%)		$165,039,868

62	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Principal amount	Value
Short-term Investments (100.03%)
Agriculture, Foods, & Beverage (7.62%)
Coca-Cola Co. (a)
0.100%, 08/21/2015	$1,500,000	$1,499,788
Nestle Finance International Ltd.
0.090%, 07/02/2015	1,000,000	999,998

		2,499,786

Automotive (15.32%)
American Honda Finance Corp.
0.130%, 08/24/2015	1,646,000	1,645,678
PACCAR Financial Corp.
0.100%, 07/07/2015	1,730,000	1,729,971
Toyota Motor Credit Corp.
0.120%, 07/20/2015	1,650,000	1,649,896

		5,025,545

Computer Software & Services (4.98%)
Microsoft Corp. (a)
0.080%, 07/22/2015	1,635,000	1,634,924

Government Agency Securities (b) (38.63%)
Federal Home Loan Bank
0.070%, 07/01/2015	1,975,000	1,975,000
0.080%, 07/06/2015	2,500,000	2,499,972
0.045%, 07/29/2015	1,500,000	1,499,948
0.090%, 07/31/2015	1,300,000	1,299,902
0.080%, 08/14/2015	2,000,000	1,999,804
0.075%, 09/04/2015	2,300,000	2,299,689
0.085%, 09/16/2015	1,100,000	1,099,800

		12,674,115

Machinery & Manufacturing (8.75%)
Caterpillar Finance Service Corp.
0.090%, 07/27/2015	1,650,000	1,649,893
John Deere Capital Corp. (a)
0.110%, 07/24/2015	1,220,000	1,219,914

		2,869,807

Media & Broadcasting (3.57%)
Walt Disney Co., The (a)
0.090%, 08/31/2015	1,172,000	1,171,821

Oil & Gas (5.17%)
Chevron Corp. (a)
0.070%, 07/15/2015	1,698,000	1,697,954

	Shares	Value
Registered Investment Companies (5.32%)
JPMorgan U.S. Government Money Market Fund	1,745,247	$1,745,247

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (10.67%)
U.S. Treasury Bill
0.001%, 07/23/2015	$1,500,000	$1,499,999
0.010%, 09/03/2015	2,000,000	1,999,964

		3,499,963

Total Short-term Investments
(cost $32,819,162)		32,819,162

TOTAL INVESTMENTS (100.03%)
(cost $32,819,162)		32,819,162
LIABILITIES, NET OF OTHER ASSETS (-0.03%)		(8,783)

NET ASSETS (100.00%)		$32,810,379

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.	63

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2015

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$53,375,131	59,397,938	41,819,469

Investments in securities at market value	$65,617,286	64,878,249	47,611,918
Cash	—	—	—
Foreign currencies at value (cost $2,942 and $2,519,842, respectively)	—	—	2,942
Receivable for:
Dividends and interest	41,457	51,460	97,005
Shares of the Fund sold	28,215	26,553	14,118
Securities sold	7,069	565,928	281,880
Due from broker	—	—	—
SFIMC	51	1,027	4,723
Federal tax expense reimbursement	—	—	—
Variation margin on futures contracts	—	—	—
Prepaid expenses	4,349	4,334	3,211

Total assets	65,698,427	65,527,551	48,015,797

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	243	10,034	—
Securities purchased	325,358	207,388	593,696
Securities sold short, at value (proceeds of $130,923)	—	—	—
Variation margin on futures contracts	—	—	—
Due to bank	—	—	—
Due to affiliates	38,413	50,296	37,804
Accrued liabilities	26,554	28,574	73,323

Total liabilities	390,568	296,292	704,823

Net assets applicable to shares outstanding of common stock	$65,307,859	65,231,259	47,310,974

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,908,983	5,275,990	4,210,094
Net asset value, offering price and redemption price per share	$13.30	12.36	11.24

Analysis of Net Assets
Paid-in-capital	$48,734,513	55,711,218	44,908,879
Accumulated net realized gain (loss)	3,932,390	3,784,866	(3,693,058)
Net unrealized appreciation (depreciation)	12,242,155	5,480,311	5,789,517
Accumulated undistributed net investment income (loss)	398,801	254,864	305,636

Net assets applicable to shares outstanding	$65,307,859	65,231,259	47,310,974

(a)	Relates to investments in affiliated investment companies.

(b)	Includes amounts pledged for open futures contracts for the Large Cap Equity Index, Small Cap Equity Index and International Equity Index Funds of $450,800, $249,900 and $138,790, respectively.

64	See accompanying notes to financial statements.

Large Cap Equity Index Fund		Small Cap Equity Index Fund		International Equity Index Fund		Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

438,689,314		239,601,175		259,638,463		69,804,974	(a)	158,431,658	32,819,162

620,858,360		310,976,567		301,188,330		92,495,893	(a)	163,504,658	32,819,162
494,543	(b)	250,311	(b)	—		299,608		—	—
—		—		2,529,357	(b)	—		—	—

705,893		354,130		1,128,123		—		1,603,198	5
302,633		173,332		165,066		24,703		70,103	34,493
157,275		30,061,484		9,754		—		—	—
130,923		—		—		—		—	—
—		—		—		34,833		—	18,307
—		1,119		—		—		—	—
18,996		23,725		—		—		—	—
27,547		17,833		31,467		5,161		7,088	2,737

622,696,170		341,858,501		305,052,097		92,860,198		165,185,047	32,874,704

—		—		—		—		—	—
522,119		30,456,234		—		—		—	—
130,923		—		—		—		—	—
—		—		16,140		—		—	—
—		449,765		—		—		—	—
162,909		136,424		175,812		8,543		89,612	20,942
83,145		77,908		52,170		31,451		55,567	43,383

899,096		31,120,331		244,122		39,994		145,179	64,325

621,797,074		310,738,170		304,807,975		92,820,204		165,039,868	32,810,379

31,823,816		22,081,767		22,505,870		5,708,131		15,899,108	32,811,482
19.54		14.07		13.54		16.26		10.38	1.00

384,608,557		220,697,486		257,528,274		64,905,794		159,464,482	32,810,379
38,954,715		17,267,247		2,473,243		2,620,418		502,386	—
181,958,251		71,304,804		41,520,029		22,690,919		5,073,000	—
16,275,551		1,468,633		3,286,429		2,603,073		—	—

621,797,074		310,738,170		304,807,975		92,820,204		165,039,868	32,810,379

See accompanying notes to financial statements.	65

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2015

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$612,406	532,278	575,787
Interest	88	46	—

	612,494	532,324	575,787
Less: foreign withholding taxes	—	(92)	(49,838)

Total investment income	612,494	532,232	525,949
Expenses:
Investment advisory and management fees	194,086	257,419	186,929
Professional fees	20,082	20,544	23,499
Reports to shareholders	4,948	5,625	5,860
Custodian fees	3,501	7,320	39,436
Errors and omissions insurance	1,517	1,659	1,214
Securities valuation fees	670	1,027	7,075
Trustees’ fees and expenses	1,260	1,285	1,086
Regulatory fees	380	380	500
ICI dues	281	304	197
Fidelity bond expense	79	88	64
License index fees	—	—	—

Total expenses	226,804	295,651	265,860
Less: expense reimbursement from SFIMC (b)	(371)	(6,055)	(32,199)

Net expenses	226,433	289,596	233,661

Net investment income	386,061	242,636	292,288
Realized and unrealized gain (loss):
Net realized gain (loss) on sales of investments	3,493,738	2,793,471	1,509,122
Net realized gain (loss) on foreign currency transactions	—	—	(15,308)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,965,065)	(1,123,729)	1,171,190

Net realized and unrealized gain (loss) on investments	1,528,673	1,669,742	2,665,004

Net change in net assets resulting from operations	$1,914,734	1,912,378	2,957,292

(a)	Relates to investments in affiliated investment companies.

(b)	For the Money Market Fund, this amount includes $68,704 of additional voluntary fee waivers by SFIMC. See Note 6 under Fees and Other Transactions with Affiliates.

66	See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund		Bond Fund	Money Market Fund

6,454,552	2,181,672	6,676,475	515,416	(a)	—	—
—	15	—	—		2,863,348	13,455

6,454,552	2,181,687	6,676,475	515,416		2,863,348	13,455
(937)	(998)	(550,233)	—		—	—

6,453,615	2,180,689	6,126,242	515,416		2,863,348	13,455

756,445	613,749	837,868	—		414,372	65,727
32,405	26,997	36,105	18,819		31,259	28,140
39,946	37,223	30,373	12,428		22,209	14,191
10,276	9,963	63,255	39		1,133	867
14,507	8,113	8,273	2,374		3,379	914
2,244	8,835	3,620	—		7,161	2,058
13,133	6,009	4,640	1,977		3,558	737
880	380	500	380		380	380
2,894	1,513	1,523	—		786	167
728	486	625	220		190	48
27,465	30,993	4,954	—		—	—

900,923	744,261	991,736	36,237		484,427	113,229
(10,275)	(9,963)	—	(36,237)		—	(99,774)

890,648	734,298	991,736	—		484,427	13,455

5,562,967	1,446,391	5,134,506	515,416		2,378,921	—

18,807,168	15,495,432	1,787,023	534,962	(a)	379,497	—
—	(11)	(101,416)	—		—	—
369,557	599,694	202,974	—		—	—
(235,504)	(225,987)	(91,303)	—		—	—
(17,326,488)	(3,669,972)	10,855,144	(187,456	)(a)	(1,881,956)	—

1,614,733	12,199,156	12,652,422	347,506		(1,502,459)	—

7,177,700	13,645,547	17,786,928	862,922		876,462	—

See accompanying notes to financial statements.	67

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Equity Fund
Six months ended June 30, 2015 (Unaudited) and the year ended December 31, 2014	2015	2014
From operations:
Net investment income	$386,061	569,737
Net realized gain (loss)	3,493,738	6,170,752
Change in net unrealized appreciation or depreciation	(1,965,065)	1,948,053

Net change in net assets resulting from operations	1,914,734	8,688,542
Distributions to shareholders from and in excess of:
Net investment income	—	(796,655)
Net realized gain	—	(477,762)

Total distributions to shareholders	—	(1,274,417)
From Fund share transactions:
Proceeds from shares sold	1,406,254	1,944,562
Reinvestment of distributions	—	1,274,417

	1,406,254	3,218,979
Less payments for shares redeemed	(1,428,060)	(2,194,418)

Net increase (decrease) in net assets from Fund share transactions	(21,806)	1,024,561

Total increase (decrease) in net assets	1,892,928	8,438,686

Net assets:
Beginning of period	63,414,931	54,976,245

End of period*	$65,307,859	63,414,931

* Including accumulated undistributed net investment income (loss)	$398,801	12,740

Share Information
Sold	106,138	163,976
Issued in reinvestment of distributions	—	97,957
Redeemed	(107,402)	(182,017)

Net increase (decrease)	(1,264)	79,916

68	See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2015	2014	2015	2014	2015	2014	2015	2014

242,636	144,349	292,288	346,495	5,562,967	10,732,120	1,446,391	2,276,229
2,793,471	6,595,751	1,493,814	1,394,291	19,176,725	20,693,412	16,095,115	20,124,188
(1,123,729)	(3,722,072)	1,171,190	(4,561,926)	(17,561,992)	45,872,933	(3,895,959)	(9,466,212)

1,912,378	3,018,028	2,957,292	(2,821,140)	7,177,700	77,298,465	13,645,547	12,934,205

—	(131,020)	—	(522,333)	—	(9,914,244)	—	(2,262,444)
—	(8,043,093)	—	—	—	(16,474,001)	—	(21,839,059)

—	(8,174,113)	—	(522,333)	—	(26,388,245)	—	(24,101,503)
789,067	1,516,365	419,947	689,237	2,375,034	4,768,083	1,321,008	2,506,646
—	8,174,113	—	522,333	—	26,388,245	—	24,101,503

789,067	9,690,478	419,947	1,211,570	2,375,034	31,156,328	1,321,008	26,608,149
(1,204,993)	(1,907,248)	(456,603)	(900,748)	(24,858,796)	(44,428,556)	(10,423,237)	(18,396,691)

(415,926)	7,783,230	(36,656)	310,822	(22,483,762)	(13,272,228)	(9,102,229)	8,211,458

1,496,452	2,627,145	2,920,636	(3,032,651)	(15,306,062)	37,637,992	4,543,318	(2,955,840)

63,734,807	61,107,662	44,390,338	47,422,989	637,103,136	599,465,144	306,194,852	309,150,692

65,231,259	63,734,807	47,310,974	44,390,338	621,797,074	637,103,136	310,738,170	306,194,852

254,864	12,228	305,636	13,348	16,275,551	10,712,584	1,468,633	22,242

64,574	115,315	38,239	62,452	121,235	256,217	95,541	181,249
—	681,176	—	48,908	—	1,515,695	—	1,777,397
(97,929)	(144,106)	(40,630)	(82,015)	(1,267,914)	(2,381,501)	(754,937)	(1,323,008)

(33,355)	652,385	(2,391)	29,345	(1,146,679)	(609,589)	(659,396)	635,638

See accompanying notes to financial statements.	69

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	International Equity Index Fund
Six months ended June 30, 2015 (Unaudited) and the year ended December 31, 2014	2015	2014
From operations:
Net investment income	$5,134,506	9,729,119
Net realized gain (loss)	1,888,581	1,810,937
Change in net unrealized appreciation or depreciation	10,763,841	(29,520,696)

Net change in net assets resulting from operations	17,786,928	(17,980,640)
Distributions to shareholders from and in excess of:
Net investment income	—	(9,558,580)
Net realized gain	—	—

Total distributions to shareholders	—	(9,558,580)
From Fund share transactions:
Proceeds from shares sold	2,246,001	3,187,412
Reinvestment of distributions	—	9,558,580

	2,246,001	12,745,992
Less payments for shares redeemed	(5,986,234)	(11,243,153)

Net increase (decrease) in net assets from Fund share transactions	(3,740,233)	1,502,839

Total increase (decrease) in net assets	14,046,695	(26,036,381)

Net assets:
Beginning of period	290,761,280	316,797,661

End of period*	$304,807,975	290,761,280

* Including accumulated undistributed net investment income (loss)	$3,286,429	(1,848,077)

Share Information
Sold	167,843	229,975
Issued in reinvestment of distributions	—	736,976
Redeemed	(442,330)	(800,642)

Net increase (decrease)	(274,487)	166,309

(a)	Relates to investments in affiliated investment companies.

70	See accompanying notes to financial statements.

Stock and Bond Balanced Fund			Bond Fund		Money Market Fund
2015		2014	2015	2014	2015	2014

515,416	(a)	1,984,067 (a)	2,378,921	5,043,228	—	—
534,962	(a)	2,189,136 (a)	379,497	568,088	—	—
(187,456	)(a)	4,186,082 (a)	(1,881,956)	383,738	—	—

862,922		8,359,285	876,462	5,995,054	—	—

—		(1,959,714)	(2,378,921)	(5,043,333)	—	—
—		(2,219,917)	—	—	—	—

—		(4,179,631)	(2,378,921)	(5,043,333)	—	—

672,881		2,030,393	1,385,994	2,509,432	2,095,792	3,385,218
—		4,179,631	2,378,921	5,043,333	—	—

672,881		6,210,024	3,764,915	7,552,765	2,095,792	3,385,218
(3,671,937)		(5,847,443)	(4,375,489)	(10,152,917)	(3,263,638)	(5,333,512)

(2,999,056)		362,581	(610,574)	(2,600,152)	(1,167,846)	(1,948,294)

(2,136,134)		4,542,235	(2,113,033)	(1,648,431)	(1,167,846)	(1,948,294)

94,956,338		90,414,103	167,152,901	168,801,332	33,978,225	35,926,519

92,820,204		94,956,338	165,039,868	167,152,901	32,810,379	33,978,225

2,603,073		2,087,657	—	—	—	—

41,248		128,119	132,031	238,812	2,095,792	3,385,218
—		273,715	226,251	479,596	—	—
(224,649)		(367,406)	(417,182)	(965,821)	(3,263,638)	(5,333,512)

(183,401)		34,428	(58,900)	(247,413)	(1,167,846)	(1,948,294)

See accompanying notes to financial statements.	71

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Fund Share Valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open. The net asset value for each Fund is determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Time). The net asset value per share is computed by dividing the total value of a Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions and Investment Income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis, and includes amortization of premiums and accretion of discounts on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

Income Taxes and Distributions to Shareholders

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes and Distributions to Shareholders.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2015. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and Contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is remote.

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission (“SEC”) adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as the Money Market Fund. The amendments are generally intended to address circumstances in which money market funds may face heavy redemptions and to increase the transparency of risks associated with investments in money market funds. Money market funds are required to comply with the reform over the next two years. At this time, the Trust’s management is evaluating the impact these SEC adopted rules may have on the Trust’s financial statements, if any.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of June 30, 2015:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$63,693,781	$—	$—	$63,693,781
Short-term Investments	1,923,505	—	—	1,923,505
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	64,190,288	—	—	64,190,288
Short-term Investments	687,961	—	—	687,961
International Equity Fund					—	—	—	—
Common Stocks (a)	45,353,349	7,979	—	45,361,328
Preferred Stocks (a)	639,686	—	—	639,686
Short-term Investments	1,610,904	—	—	1,610,904
Large Cap Index Fund					(210,795)	—	—	(210,795)
Common Stocks (a)	611,764,234	—	—	611,764,234
Short-term Investments	9,094,126	—	—	9,094,126
Small Cap Index Fund					(70,588)	—	—	(70,588)
Common Stocks (a)	304,678,793	12,154	9,237	304,700,184
Short-term Investments	6,276,383	—	—	6,276,383
International Index Fund					(16,143)	—	—	(16,143)
Common Stocks (a)	298,900,935	13,801	0	298,914,736
Preferred Stocks (a)	2,020,104	—	—	2,020,104
Short-term Investments	253,490	—	—	253,490
Balanced Fund					—	—	—	—
Registered Investment Companies	92,495,893	—	—	92,495,893
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	110,287,355	—	110,287,355
U.S. Treasury Obligations	—	43,555,616	—	43,555,616
Short-term Investments	9,661,687	—	—	9,661,687
Money Market Fund					—	—	—	—
Short-term Investments	1,745,247	31,073,915	—	32,819,162

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2014, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On June 30, 2015, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted in the Schedule of Investments), because the Trust’s valuation procedures did not require the use of the independent statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on June 30, 2015 at $45,993,035 were transferred from Level 2 to Level 1 in the International Equity Fund and $300,921,039 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund. For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of June 30, 2015 as compared to December 31, 2014.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2014	$15,396
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(6,159)
Purchases	—
Issuances	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of June 30, 2015	$9,237

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

For the Small Cap Index Fund, the total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2015 was $(6,159).

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2014 or for the period ended June 30, 2015. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2014, or for the period ended June 30, 2015.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses from these contracts are reflected in the Statements of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared futures contracts. Daily fluctuations in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. In 2015, neither Fund entered into a forward foreign currency contract.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2015, the fair values of derivative instruments, which are also disclosed in the Schedules of Investments, were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
		Variation Margin;		Variation Margin;
Large Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$210,795	(a)

Total			$—		$210,795

		Variation Margin;		Variation Margin;
Small Cap Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$70,588	(a)

Total			$—		$70,588

		Variation Margin;		Variation Margin;
International Index Fund	Stock Index Futures Contracts	Analysis of Net Assets - Net Unrealized Appreciation	$—	Analysis of Net Assets - Net Unrealized Depreciation	$16,143	(a)

Total			$—		$16,143

(a) Represents cumulative unrealized gain or loss on futures contracts. Variation margin disclosed on the Statements of Assets and Liabilities is for the last day of the period.

As of June 30, 2015, the effect of derivative instruments on the Statement of Operations was as follows:

Fund	Derivatives not accounted for as hedging instruments	Amount of Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Large Cap Index Fund	Stock Index Futures Contracts	$369,557	$(235,504)
Small Cap Index Fund	Stock Index Futures Contracts	599,694	(225,987)
International Index Fund	Stock Index Futures Contracts	202,974	(91,303)

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, the International Equity Fund and International Equity Index Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including certain forward foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements differ by type of derivative. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract-specific for OTC derivatives (foreign currency exchange contracts). For financial reporting purposes, cash and non-cash collateral that has been pledged to cover obligations of a Fund, if any, are noted in the Schedules of Investments. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

Additionally, the netting of assets and liabilities is based on contractual netting/set-off provisions in the ISDA Master Agreement; however, in the event of a default or insolvency of a counterparty, a court could determine that such rights are not enforceable.

The Funds did not invest in any portfolio securities or enter into any derivative transactions with gross exposure on the Statement of Assets and Liabilities that could be netted subject to netting agreements as of June 30, 2015.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2015, the average quarterly balance of outstanding derivative instruments was as follows:

	Futures Contracts
Fund	Average Number of Contracts Purchased	Average Notional Value of Contracts Purchased
Large Cap Index Fund	60	$6,218,700
Small Cap Index Fund	50	6,044,172
International Index Fund	48	2,947,196

5.	Income Taxes and Distributions to Shareholders

As of December 31, 2014, the Trust’s management completed a review of uncertain tax positions taken by the Funds, if any, and determined that no tax liability was required for unrecognized tax benefits, and no additional disclosures were needed. Generally, the tax authorities can initiate examinations of tax returns within the three year period beginning on the date such returns are filed. As a result, some tax returns are still open and subject to examination. In addition, as of December 31, 2014, management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change for the period ending December 31, 2015.

As of June 30, 2015, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$53,423,320	$13,709,938	$(1,515,972)	$12,193,966
Small/Mid Cap Equity Fund	59,412,941	8,465,146	(2,999,838)	5,465,308
International Equity Fund	42,245,595	6,733,309	(1,366,986)	5,366,323
Large Cap Index Fund	439,138,915	241,308,643	(59,589,198)	181,719,445
Small Cap Index Fund	239,868,540	100,053,493	(28,945,466)	71,108,027
International Index Fund	261,785,199	95,734,943	(56,331,812)	39,403,131
Balanced Fund	69,804,974	22,690,919	—	22,690,919
Bond Fund	158,431,658	5,766,244	(693,244)	5,073,000
Money Market Fund	32,819,162	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Statements of Assets and Liabilities and Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

After utilizing capital loss carryforwards to offset realized capital gains in 2014, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations. As of December 31, 2014, if not applied, the carryforwards will expire as follows:

		Non Expiring		Year of Expiration
	Utilized in 2014	Short-term	Long-term	2016	2017	2018	Total
Large Cap Equity Fund	$5,198,196	$—	$—	$—	$—	$—	$—
International Equity Fund	1,516,600	—	—	313,786	3,776,139	924,320	5,014,245
International Index Fund	1,141,876	—	—	—	—	—	—
Bond Fund	445,199	—	—	—	—	—	—

Capital losses incurred on or after January 1, 2011 are permitted to carry forward indefinitely. These losses must be utilized prior to losses incurred before January 1, 2011. Therefore, any losses incurred prior to 2011 may be more likely to expire unused.

As of December 31, 2014, in accordance with federal tax regulations, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long- term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$12,740	$511,360	$14,159,031	$(24,519)	$14,658,612
Small/Mid Cap Equity Fund	39,905	1,101,270	6,582,242	(115,754)	7,607,663
International Equity Fund	345,197	—	4,123,385	(5,023,779)	(555,197)
Large Cap Index Fund	11,104,546	19,829,821	199,076,450	—	230,010,817
Small Cap Index Fund	259,604	1,309,422	74,826,111	—	76,395,137
International Index Fund	213,545	776,611	28,502,617	—	29,492,773
Balanced Fund	2,169,270	2,003,843	22,878,375	—	27,051,488
Bond Fund	—	122,889	6,954,956	—	7,077,845
Money Market Fund	—	—	—	—	—

The differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2014 relates to one or more of the following: short-term capital gains, forward foreign currency contracts, mark-to-market of Passive Foreign Investment Companies (“PFICs”), post-October loss deferrals and return of capital transactions.

From November 1, 2014 through December 31, 2014, the Large Cap Equity Fund incurred $24,519 in realized losses, the Small/Mid Cap Equity Fund incurred $115,754 in realized losses and the International Equity Fund incurred $9,535 in realized losses. As permitted by the Internal Revenue Code, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2015.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of Fund distributions, expiring capital loss carryforwards, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain capital accounts without impacting its net asset value.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2014, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Accumulated Undistributed Net Investment Income (Loss)
Large Cap Equity Fund	$—	$(1,262)	$—	$1,262
Small/Mid Cap Equity Fund	—	1,101	—	(1,101)
International Equity Fund	—	4,593	—	(4,593)
Large Cap Index Fund	—	45,019	—	(45,019)
Small Cap Index Fund	—	33,325	—	(33,325)
International Index Fund	(60)	98,131	—	(98,071)
Balanced Fund	—	(103,680)	—	103,680
Bond Fund	—	(105)	—	105

The tax character of distributions was designated as follows for the year ended December 31, 2014.

2014	Ordinary Income	Long- term Capital Gain	Total
Small/Mid Cap Equity Fund	$1,624,112	$6,550,001	$8,174,113
Large Cap Index Fund	11,038,302	15,349,943	26,388,245
Small Cap Index Fund	3,337,582	20,763,921	24,101,503
Balanced Fund	2,326,839	1,852,792	4,179,631

For the remaining Funds, the tax distributions of ordinary income and long-term capital gains were the same as the distributions from net investment income and capital gains reflected in the Statements of Changes in Net Assets for the year ended December 31, 2014.

6.	Fees and Other Transactions with Affiliates

Investment Advisory and Management Services Agreement

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.24% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Bridgeway Capital Management, Inc. (“Bridgeway”) and Westwood Management Corp. (“Westwood”) as the investment sub-advisers to provide day-to-day portfolio management for the Large Cap Equity Fund; Bridgeway and Rainier Investment Management, LLC (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund; Marsico Capital Management, LLC (“Marsico”) and Northern Cross, LLC (“Northern Cross”) as the investment sub-advisers to provide day-to-day portfolio management for the International Equity Fund; and BlackRock Fund Advisors (“BlackRock”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

In accordance with the investment objective of the Fund or Funds each sub-advises, Bridgeway, Westwood, Marsico, Northern Cross, BlackRock, and Rainier determine which securities to buy and sell, select the brokers and dealers to effect the transactions, and negotiate commissions. Bridgeway’s, Westwood’s, Rainier’s, Marsico’s, Northern Cross’s, and BlackRock’s sub-advisory fees for managing the respective portfolios are paid by SFIMC. No additional advisory fees are charged to the Funds for the services of the sub-advisers.

As of June 30, 2015, the following fees were earned by BlackRock, Bridgeway, Rainier, Westwood, Marsico, and Northern Cross for sub-advisory services (not all amounts earned were paid during the period):

	BlackRock	Bridgeway	Rainier	Westwood	Marsico	Northern Cross
Large Cap Equity Fund	$—	$69,107	$—	$51,785	$—	$—
Small/Mid Cap Equity Fund	—	90,574	95,698	—	—	—
International Equity Fund	—	—	—	—	60,408	67,754
Large Cap Index Fund	54,277	—	—	—	—	—
Small Cap Index Fund	153,472	—	—	—	—	—
International Index Fund	152,378	—	—	—	—	—

Total Sub-Advisory Fees	$360,127	$159,681	$95,698	$51,785	$60,408	$67,754

Expense Reduction Agreements

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund (other than the investment advisory and management services fee, acquired fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the Balanced Fund, SFIMC has agreed to reimburse all expenses incurred by the Fund other than acquired fund fees and expenses. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets. With respect to the Large Cap Index Fund and the Small Cap Index Fund, SFIMC has agreed to reimburse all custody fees.

Beginning in early February 2009, the daily interest income on securities held by the Money Market Fund fell to a level below the amount of operating expenses incurred by the Money Market Fund. Since that time, SFIMC has been voluntarily waiving portions of its fees in amounts necessary to keep the daily net investment income of the Money Market Fund from falling below zero.

These expense reductions are voluntary and may be eliminated by SFIMC at any time.

Line of credit

State Farm Mutual Automobile Insurance Company (“Auto Company”), the parent company of SFIMC, has entered into a Line of Credit Agreement with the Trust. Under that agreement, a Fund may request and Auto Company, in its complete discretion, may lend money to a Fund for up to 30 days on an unsecured basis. Auto Company will not lend more than $50 million at any one time to the Funds and to the other mutual funds advised by SFIMC. Under the agreement, a Fund will pay interest to Auto Company on any outstanding loan at a benchmark interest rate that approximates the rate that creditworthy corporate issuers pay on short-term commercial paper. The Funds did not borrow under the Line of Credit Agreement during the period ended June 30, 2015.

Officers and Trustees

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

7.	Investment transactions

For the period ended June 30, 2015, investment transactions (exclusive of short-term instruments) were as follows:

	Purchases (excluding U.S. Government Obligations)	Sales (excluding U.S. Government Obligations)	Purchases of U.S. Government Obligations	Sales of U.S. Government Obligations
Large Cap Equity Fund	$17,069,788	$16,717,301	$—	$—
Small/Mid Cap Equity Fund	35,390,564	35,621,779	—	—
International Equity Fund	25,725,456	26,461,687	—	—
Large Cap Index Fund	9,379,886	29,554,345	—	—
Small Cap Index Fund	34,787,502	42,354,133	—	—
International Index Fund	4,330,581	4,451,452	—	—
Balanced Fund	515,416	2,950,000	—	—
Bond Fund	—	6,377,360	—	—

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®,S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.91		$11.38	$8.61	$7.49	$7.59	$6.74
Income from Investment Operations
Net investment income (a)	0.08		0.12	0.10	0.13	0.09	0.06
Net gain (loss) on investments (both realized and unrealized)	0.31		1.68	2.77	1.12	(0.10)	0.85

Total from investment operations	0.39		1.80	2.87	1.25	(0.01)	0.91

Less Distributions
Net investment income	—		(0.17)	(0.10)	(0.13)	(0.09)	(0.06)
Net realized gain	—		(0.10)	—	—	—	—

Total distributions	—		(0.27)	(0.10)	(0.13)	(0.09)	(0.06)

Net asset value, end of period	$13.30		$12.91	$11.38	$8.61	$7.49	$7.59

Total Return (b)	3.02%		15.75%	33.33%	16.63%	(0.12)%	13.55%
Net assets, end of period (millions)	$65.3		$63.4	$55.0	$42.2	$36.6	$36.5
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	1.19	%(c)	0.98%	0.95%	1.52%	1.19%	0.89%
Ratios to average net assets absent expense reductions
Expenses	0.70	%(c)	0.73%	0.72%	0.75%	0.75%	0.75%
Net investment income	1.19	%(c)	0.95%	0.93%	1.47%	1.14%	0.84%
Portfolio turnover rate	53	%(c)	51%	68%	58%	42%	57%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	83

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.00		$13.12	$11.06	$9.41	$9.64	$7.80
Income from Investment Operations
Net investment income (a)	0.05		0.03	0.01	0.11	0.02	0.03
Net gain (loss) on investments (both realized and unrealized)	0.31		0.62	3.83	1.56	(0.22)	1.83

Total from investment operations	0.36		0.65	3.84	1.67	(0.20)	1.86

Less Distributions
Net investment income	—		(0.03)	(0.12)	(0.02)	(0.03)	(0.02)
Net realized gain	—		(1.74)	(1.66)	—	—	—

Total distributions	—		(1.77)	(1.78)	(0.02)	(0.03)	(0.02)

Net asset value, end of period	$12.36		$12.00	$13.12	$11.06	$9.41	$9.64

Total Return (b)	3.00%		4.94%	34.96%	17.77%	(2.08)%	23.89%
Net assets, end of period (millions)	$65.2		$63.7	$61.1	$45.9	$39.5	$40.6
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(c)	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.75	%(c)	0.23%	0.09%	1.03%	0.25%	0.36%
Ratios to average net assets absent expense reductions
Expenses	0.92	%(c)	0.94%	0.95%	0.96%	0.97%	0.99%
Net investment income	0.73	%(c)	0.19%	0.04%	0.97%	0.18%	0.27%
Portfolio turnover rate	112	%(c)	103%	115%	92%	87%	108%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

84	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.54		$11.34	$9.76	$8.23	$9.75	$8.82
Income from Investment Operations
Net investment income (a)	0.07		0.08	0.12	0.13	0.12	0.09
Net gain (loss) on investments (both realized and unrealized)	0.63		(0.75)	1.63	1.45	(1.47)	1.01

Total from investment operations	0.70		(0.67)	1.75	1.58	(1.35)	1.10

Less Distributions
Net investment income	—		(0.13)	(0.17)	(0.05)	(0.17)	(0.17)
Net realized gain	—		—	—	—	—	—

Total distributions	—		(0.13)	(0.17)	(0.05)	(0.17)	(0.17)

Net asset value, end of period	$11.24		$10.54	$11.34	$9.76	$8.23	$9.75

Total Return (b)	6.64%		(5.96)%	17.97%	19.19%	(13.79)%	12.52%
Net assets, end of period (millions)	$47.3		$44.4	$47.4	$40.6	$34.2	$40.0
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	1.25	%(c)	0.75%	1.10%	1.47%	1.28%	1.05%
Ratios to average net assets absent expense reductions
Expenses	1.14	%(c)	1.23%	1.18%	1.21%	1.29%	1.36%
Net investment income	1.11	%(c)	0.52%	0.92%	1.26%	0.99%	0.69%
Portfolio turnover rate	113	%(c)	98%	77%	47%	57%	66%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	85

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$19.32		$17.85	$14.10	$12.67	$12.50	$11.20
Income from Investment Operations
Net investment income (a)	0.17		0.33	0.29	0.28	0.23	0.20
Net gain (loss) on investments (both realized and unrealized)	0.05		1.97	4.16	1.73	(0.01)	1.45

Total from investment operations	0.22		2.30	4.45	2.01	0.22	1.65

Less Distributions
Net investment income (b)	—		(0.31)	(0.30)	(0.25)	—	(0.21)
Net realized gain	—		(0.52)	(0.40)	(0.33)	(0.05)	(0.14)

Total distributions	—		(0.83)	(0.70)	(0.58)	(0.05)	(0.35)

Net asset value, end of period	$19.54		$19.32	$17.85	$14.10	$12.67	$12.50

Total Return (c)	1.09%		13.37%	32.01%	15.72%	1.83%	14.73%
Net assets, end of period (millions)	$621.8		$637.1	$599.5	$487.9	$454.4	$478.6
Ratios to average net assets
Expenses (d)	0.28	%(e)	0.28%	0.29%	0.29%	0.31%	0.32%
Net investment income	1.76	%(e)	1.75%	1.80%	2.02%	1.79%	1.75%
Portfolio turnover rate	3	%(e)	3%	3%	4%	4%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net investment income represent less than $0.01 per share in 2011.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	The expense ratio includes the effect of expense reimbursements that are less than 0.005%.

(e)	Determined on an annualized basis.

86	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$13.46		$13.99	$10.85	$9.79	$10.82	$8.64
Income from Investment Operations
Net investment income (a)	0.06		0.11	0.09	0.16	0.08	0.08
Net gain (loss) on investments (both realized and unrealized)	0.55		0.51	4.05	1.39	(0.56)	2.18

Total from investment operations	0.61		0.62	4.14	1.55	(0.48)	2.26

Less Distributions
Net investment income	—		(0.11)	(0.11)	(0.14)	(0.08)	(0.08)
Net realized gain	—		(1.04)	(0.89)	(0.35)	(0.47)	—

Total distributions	—		(1.15)	(1.00)	(0.49)	(0.55)	(0.08)

Net asset value, end of period	$14.07		$13.46	$13.99	$10.85	$9.79	$10.82

Total Return (b)	4.53%		4.37%	38.27%	15.90%	(4.53)%	26.12%
Net assets, end of period (millions)	$310.7		$306.2	$309.2	$238.1	$218.7	$244.2
Ratios to average net assets assuming expense reductions
Expenses	0.48	%(c)	0.48%	0.49%	0.50%	0.50%	0.50%
Net investment income	0.94	%(c)	0.76%	0.68%	1.46%	0.72%	0.83%
Ratios to average net assets absent expense reductions
Expenses	0.49	%(c)	0.49%	0.50%	0.51%	0.51%	0.52%
Net investment income	0.93	%(c)	0.75%	0.67%	1.45%	0.71%	0.81%
Portfolio turnover rate	23	%(c)	15%	13%	14%	14%	13%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	87

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$12.76		$14.01	$11.86	$10.34	$12.24	$11.67
Income from Investment Operations
Net investment income (a)	0.23		0.44	0.31	0.31	0.32	0.25
Net gain (loss) on investments (both realized and unrealized)	0.55		(1.26)	2.18	1.55	(1.85)	0.59

Total from investment operations	0.78		(0.82)	2.49	1.86	(1.53)	0.84

Less Distributions
Net investment income	—		(0.43)	(0.34)	(0.34)	(0.33)	(0.27)
Net realized gain (b)	—		—	—	—	(0.04)	—

Total distributions	—		(0.43)	(0.34)	(0.34)	(0.37)	(0.27)

Net asset value, end of period	$13.54		$12.76	$14.01	$11.86	$10.34	$12.24

Total Return (c)	6.11%		(5.88)%	20.96%	18.00%	(12.50)%	7.18%
Net assets, end of period (millions)	$304.8		$290.8	$316.8	$270.4	$236.9	$280.1
Ratios to average net assets
Expenses	0.65	%(d)	0.64%	0.67%	0.68%	0.69%	0.67%
Net investment income	3.37	%(d)	3.12%	2.41%	2.84%	2.73%	2.19%
Portfolio turnover rate	3	%(d)	3%	3%	3%	2%	4%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Distributions from net realized gain represent less than $0.01 per share in 2012.

(c)	Total return is not annualized for periods that are less than a full year.

(d)	Determined on an annualized basis.

88	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$16.12		$15.44	$13.54	$12.41	$12.36	$11.39
Income from Investment Operations
Net investment income (a)	0.09		0.34	0.33	0.30	0.16	0.30
Net gain (loss) on investments (both realized and unrealized)	0.05		1.07	2.08	1.03	0.28	1.00

Total from investment operations	0.14		1.41	2.41	1.33	0.44	1.30

Less Distributions
Net investment income	—		(0.34)	(0.32)	(0.17)	(0.31)	(0.32)
Net realized gain	—		(0.39)	(0.19)	(0.03)	(0.08)	(0.01)

Total distributions	—		(0.73)	(0.51)	(0.20)	(0.39)	(0.33)

Net asset value, end of period	$16.26		$16.12	$15.44	$13.54	$12.41	$12.36

Total Return (b)	0.87%		9.43%	17.97%	10.77%	3.72%	11.46%
Net assets, end of period (millions)	$92.8		$95.0	$90.4	$81.2	$78.3	$81.0
Ratios to average net assets assuming expense reductions
Expenses (c)	0.00	%(d)	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.10	%(d)	2.15%	2.23%	2.24%	1.30%	2.51%
Ratios to average net assets absent expense reductions
Expenses (c)	0.08	%(d)	0.07%	0.08%	0.09%	0.09%	0.07%
Net investment income	1.02	%(d)	2.08%	2.15%	2.15%	1.21%	2.44%
Portfolio turnover rate	1	%(d)	4%	8%	4%	2%	8%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.

(b)	Total return is not annualized for periods that are less than a full year.

(c)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.

(d)	Determined on an annualized basis.

See accompanying notes to financial statements.	89

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$10.47		$10.42	$10.97	$10.94	$10.61	$10.43
Income from Investment Operations
Net investment income	0.15		0.31	0.33	0.34	0.36	0.39
Net gain (loss) on investments (both realized and unrealized)	(0.09)		0.05	(0.55)	0.03	0.33	0.18

Total from investment operations	0.06		0.36	(0.22)	0.37	0.69	0.57

Less Distributions
Net investment income	(0.15)		(0.31)	(0.33)	(0.34)	(0.36)	(0.39)
Net realized gain	—		—	—	—	—	—

Total distributions	(0.15)		(0.31)	(0.33)	(0.34)	(0.36)	(0.39)

Net asset value, end of period	$10.38		$10.47	$10.42	$10.97	$10.94	$10.61

Total Return (a)	0.56%		3.52%	(2.06)%	3.45%	6.58%	5.54%
Net assets, end of period (millions)	$165.0		$167.2	$168.8	$174.4	$175.4	$173.7
Ratios to average net assets
Expenses	0.58	%(b)	0.58%	0.58%	0.58%	0.58%	0.58%
Net investment income	2.87	%(b)	2.99%	3.06%	3.13%	3.31%	3.70%
Portfolio turnover rate	0	%(b)	7%	14%	8%	15%	18%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	Determined on an annualized basis.

90	See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended
	June 30, 2015		Year ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income	—		—	—	—	—	—

Total from investment operations	—		—	—	—	—	—

Less Distributions
Net investment income	—		—	—	—	—	—

Total distributions	—		—	—	—	—	—

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (a)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net assets, end of period (millions)	$32.8		$34.0	$35.9	$36.5	$40.0	$42.8
Ratios to average net assets assuming expense reductions
Expenses (b)	0.08	%(c)	0.07%	0.08%	0.10%	0.11%	0.16%
Net investment income	0.00	%(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratios to average net assets absent expense reductions
Expenses	0.69	%(c)	0.62%	0.63%	0.59%	0.58%	0.53%
Net investment income	(0.61	)%(c)	(0.55)%	(0.55)%	(0.49)%	(0.47)%	(0.37)%

(a)	Total return is not annualized for periods that are less than a full year.

(b)	The expense ratio includes the effect of the voluntary fee waiver from SFIMC described in Note 6 under Fees and Other Transactions with Affiliates.

(c)	Determined on an annualized basis.

See accompanying notes to financial statements.	91

FORWARDING SERVICE REQUESTED

U.S. POSTAGE **PAID** LANCASTER, PA PERMIT NO. 1275

PRESORTED STANDARD

Not FDIC Insured	• May Lose Value • No Bank Guarantee

231-3602.16-CH AP2015/08/9817 8-2015 Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Disclosure information pursuant to Item 2 is not applicable.

Registrant hereby undertakes to provide a copy of the code of ethics that applies to the registrants’ principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions to any person upon request, without charge. To request a copy of the code of ethics, contact the registrant at 1-888-702-2307.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a) The information required by this Item 6(a) is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation

Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President
Date August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President
Date August 25, 2015

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer
Date August 25, 2015